UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A [FKQTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	1174-STSR-1025

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A1 [FKITX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	174-STSR-1025

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class C [FCITX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	274-STSR-1025

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class R6 [FITQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	8174-STSR-1025

Franklin Federal Intermediate-Term Tax-Free Income Fund
Advisor Class [FITZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,010,950,161
Total Number of Portfolio Holdings	591
Portfolio Turnover Rate	18.33%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	672-STSR-1025

Franklin Federal Limited-Term Tax-Free Income Fund
Class A [FFLQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	1154-STSR-1025

Franklin Federal Limited-Term Tax-Free Income Fund
Class A1 [FFTFX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	154-STSR-1025

Franklin Federal Limited-Term Tax-Free Income Fund
Class R6 [FFTRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	8154-STSR-1025

Franklin Federal Limited-Term Tax-Free Income Fund
Advisor Class [FTFZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$878,839,085
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	19.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	54-STSR-1025

Franklin High Yield Tax-Free Income Fund
Class A [FHYQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	1130-STSR-1025

Franklin High Yield Tax-Free Income Fund
Class A1 [FRHIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.65%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	130-STSR-1025

Franklin High Yield Tax-Free Income Fund
Class C [FHYIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$59	1.19%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	230-STSR-1025

Franklin High Yield Tax-Free Income Fund
Class R6 [FHYRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	8130-STSR-1025

Franklin High Yield Tax-Free Income Fund
Advisor Class [FHYVX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,579,030,738
Total Number of Portfolio Holdings	1,891
Portfolio Turnover Rate	7.22%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	640-STSR-1025

Franklin Massachusetts Tax-Free Income Fund
Class A [FMAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.89%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	1118-STSR-1025

Franklin Massachusetts Tax-Free Income Fund
Class A1 [FMISX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.74%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	118-STSR-1025

Franklin Massachusetts Tax-Free Income Fund
Class C [FMAIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.29%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	218-STSR-1025

Franklin Massachusetts Tax-Free Income Fund
Class R6 [FKTMX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	8118-STSR-1025

Franklin Massachusetts Tax-Free Income Fund
Advisor Class [FMAHX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.64%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$330,964,141
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	16.35%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	18-STSR-1025

Franklin New Jersey Tax-Free Income Fund
Class A [FNJQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	1171-STSR-1025

Franklin New Jersey Tax-Free Income Fund
Class A1 [FRNJX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	171-STSR-1025

Franklin New Jersey Tax-Free Income Fund
Class C [FNIIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	271-STSR-1025

Franklin New Jersey Tax-Free Income Fund
Class R6 [FNJRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	8171-STSR-1025

Franklin New Jersey Tax-Free Income Fund
Advisor Class [FNJZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$820,246,704
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	16.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	676-STSR-1025

Franklin Alabama Tax-Free Income Fund
Class A [FALQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	1164-STSR-1025

Franklin Alabama Tax-Free Income Fund
Class A1 [FRALX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	164-STSR-1025

Franklin Alabama Tax-Free Income Fund
Class C [FALEX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	264-STSR-1025

Franklin Alabama Tax-Free Income Fund
Class R6 [FALRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	8164-STSR-1025

Franklin Alabama Tax-Free Income Fund
Advisor Class [FALZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$167,486,834
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	10.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	564-STSR-1025

Franklin Georgia Tax-Free Income Fund
Class A [FGAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	1128-STSR-1025

Franklin Georgia Tax-Free Income Fund
Class A1 [FTGAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	128-STSR-1025

Franklin Georgia Tax-Free Income Fund
Class C [FGAIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	228-STSR-1025

Franklin Georgia Tax-Free Income Fund
Class R6 [FGFQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.61%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	8128-STSR-1025

Franklin Georgia Tax-Free Income Fund
Advisor Class [FGFZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$268,048,375
Total Number of Portfolio Holdings	104
Portfolio Turnover Rate	6.60%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	284-STSR-1025

Franklin Louisiana Tax-Free Income Fund
Class A [FQLAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	1168-STSR-1025

Franklin Louisiana Tax-Free Income Fund
Class A1 [FKLAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	168-STSR-1025

Franklin Louisiana Tax-Free Income Fund
Class C [FLAIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	268-STSR-1025

Franklin Louisiana Tax-Free Income Fund
Class R6 [FLAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	8168-STSR-1025

Franklin Louisiana Tax-Free Income Fund
Advisor Class [FLTZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$219,220,429
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	10.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	286-STSR-1025

Franklin Maryland Tax-Free Income Fund
Class A [FQMDX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	1169-STSR-1025

Franklin Maryland Tax-Free Income Fund
Class A1 [FMDTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	169-STSR-1025

Franklin Maryland Tax-Free Income Fund
Class C [FMDIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	269-STSR-1025

Franklin Maryland Tax-Free Income Fund
Class R6 [FMDQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	8169-STSR-1025

Franklin Maryland Tax-Free Income Fund
Advisor Class [FMDZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$312,214,257
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	13.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	669-STSR-1025

Franklin Missouri Tax-Free Income Fund
Class A [FMQOX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	1160-STSR-1025

Franklin Missouri Tax-Free Income Fund
Class A1 [FRMOX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	160-STSR-1025

Franklin Missouri Tax-Free Income Fund
Class C [FMOIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	260-STSR-1025

Franklin Missouri Tax-Free Income Fund
Class R6 [FMOQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	8160-STSR-1025

Franklin Missouri Tax-Free Income Fund
Advisor Class [FRMZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$603,898,330
Total Number of Portfolio Holdings	163
Portfolio Turnover Rate	10.42%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	679-STSR-1025

Franklin North Carolina Tax-Free Income Fund
Class A [FQNCX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	1170-STSR-1025

Franklin North Carolina Tax-Free Income Fund
Class A1 [FXNCX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	170-STSR-1025

Franklin North Carolina Tax-Free Income Fund
Class C [FNCIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	270-STSR-1025

Franklin North Carolina Tax-Free Income Fund
Class R6 [FNCQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	8170-STSR-1025

Franklin North Carolina Tax-Free Income Fund
Advisor Class [FNCZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$550,600,107
Total Number of Portfolio Holdings	200
Portfolio Turnover Rate	10.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	71-STSR-1025

Franklin Virginia Tax-Free Income Fund
Class A [FVAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	1163-STSR-1025

Franklin Virginia Tax-Free Income Fund
Class A1 [FRVAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$36	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	163-STSR-1025

Franklin Virginia Tax-Free Income Fund
Class C [FVAIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	263-STSR-1025

Franklin Virginia Tax-Free Income Fund
Class R6 [FRVRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.57%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	8163-STSR-1025

Franklin Virginia Tax-Free Income Fund
Advisor Class [FRVZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$435,160,482
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	84-STSR-1025

Franklin Arizona Tax-Free Income Fund
Class A [FAZQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	1126-STSR-1025

Franklin Arizona Tax-Free Income Fund
Class A1 [FTAZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.67%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	126-STSR-1025

Franklin Arizona Tax-Free Income Fund
Class C [FAZIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.21%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	226-STSR-1025

Franklin Arizona Tax-Free Income Fund
Class R6 [FAZRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	8126-STSR-1025

Franklin Arizona Tax-Free Income Fund
Advisor Class [FAZZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.57%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$633,534,968
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	656-STSR-1025

Franklin Colorado Tax-Free Income Fund
Class A [FCOQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	1127-STSR-1025

Franklin Colorado Tax-Free Income Fund
Class A1 [FRCOX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	127-STSR-1025

Franklin Colorado Tax-Free Income Fund
Class C [FCOIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	227-STSR-1025

Franklin Colorado Tax-Free Income Fund
Class R6 [FKTLX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	8127-STSR-1025

Franklin Colorado Tax-Free Income Fund
Advisor Class [FCOZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$471,870,718
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	6.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	86-STSR-1025

Franklin Connecticut Tax-Free Income Fund
Class A [FQCTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	1166-STSR-1025

Franklin Connecticut Tax-Free Income Fund
Class A1 [FXCTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	166-STSR-1025

Franklin Connecticut Tax-Free Income Fund
Class C [FCTIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	266-STSR-1025

Franklin Connecticut Tax-Free Income Fund
Class R6 [FCTQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	8166-STSR-1025

Franklin Connecticut Tax-Free Income Fund
Advisor Class [FCNZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$148,212,246
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	9.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	69-STSR-1025

Franklin Michigan Tax-Free Income Fund
Class A [FMQTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	1119-STSR-1025

Franklin Michigan Tax-Free Income Fund
Class A1 [FTTMX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	119-STSR-1025

Franklin Michigan Tax-Free Income Fund
Class C [FRMTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	219-STSR-1025

Franklin Michigan Tax-Free Income Fund
Class R6 [FKTNX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	8119-STSR-1025

Franklin Michigan Tax-Free Income Fund
Advisor Class [FMTFX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$651,721,877
Total Number of Portfolio Holdings	226
Portfolio Turnover Rate	12.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	657-STSR-1025

Franklin Minnesota Tax-Free Income Fund
Class A [FMNQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	1120-STSR-1025

Franklin Minnesota Tax-Free Income Fund
Class A1 [FMINX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	120-STSR-1025

Franklin Minnesota Tax-Free Income Fund
Class C [FMNIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$62	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	220-STSR-1025

Franklin Minnesota Tax-Free Income Fund
Class R6 [FKTDX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	8120-STSR-1025

Franklin Minnesota Tax-Free Income Fund
Advisor Class [FMNZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,906,753
Total Number of Portfolio Holdings	190
Portfolio Turnover Rate	2.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	668-STSR-1025

Franklin Ohio Tax-Free Income Fund
Class A [FOHQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	1122-STSR-1025

Franklin Ohio Tax-Free Income Fund
Class A1 [FTOIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$33	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	122-STSR-1025

Franklin Ohio Tax-Free Income Fund
Class C [FOITX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$60	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	222-STSR-1025

Franklin Ohio Tax-Free Income Fund
Class R6 [FKTOX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	8122-STSR-1025

Franklin Ohio Tax-Free Income Fund
Advisor Class [FROZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,283,006
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	8.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	633-STSR-1025

Franklin Oregon Tax-Free Income Fund
Class A [FOFQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.81%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	1161-STSR-1025

Franklin Oregon Tax-Free Income Fund
Class A1 [FRORX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.66%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	161-STSR-1025

Franklin Oregon Tax-Free Income Fund
Class C [FORIX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	261-STSR-1025

Franklin Oregon Tax-Free Income Fund
Class R6 [FOFRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.52%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	8161-STSR-1025

Franklin Oregon Tax-Free Income Fund
Advisor Class [FOFZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$789,271,680
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	12.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	51-STSR-1025

Franklin Pennsylvania Tax-Free Income Fund
Class A [FPAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	1129-STSR-1025

Franklin Pennsylvania Tax-Free Income Fund
Class A1 [FRPAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	129-STSR-1025

Franklin Pennsylvania Tax-Free Income Fund
Class C [FRPTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	229-STSR-1025

Franklin Pennsylvania Tax-Free Income Fund
Class R6 [FRPRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	8129-STSR-1025

Franklin Pennsylvania Tax-Free Income Fund
Advisor Class [FPFZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$660,458,455
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	10.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	677-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Semi-Annual | August 31, 2025
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 285
Notes to Financial Statements 310
Changes In and Disagreements with Accountants 348
Results of Meeting(s) of Shareholders 348
Remuneration Paid to Directors, Officers and Others 348
Board Approval of Management and Subadvisory Agreements 348

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $10.20 $9.92 $10.97 $11.18 $11.40
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.25 0.24 0.22 0.28
Net realized and unrealized gains (losses) (0.40) 0.01 0.28 (1.06) (0.21) (0.23)
Total from investment operations ........ (0.25) 0.28 0.53 (0.82) 0.01 0.05
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.25) (0.23) (0.22) (0.27)
Net asset value, end of period .......... $9.82 $10.21 $10.20 $9.92 $10.97 $11.18
Total return
d
....................... (2.51)% 2.84% 5.43% (7.45)% 0.02% 0.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.95% 0.93% 0.93% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.89%
f
0.90%
f
0.90%
f
0.91%
f
0.91%
f
Net investment income ............... 2.92% 2.60% 2.50% 2.34% 1.91% 2.46%
Supplemental data
Net assets , end of period (000’s) ........ $43,978 $47,227 $48,532 $42,244 $46,633 $30,415
Portfolio turnover rate ................ 10.10% 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.19 $9.91 $10.95 $11.16 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.26 0.25 0.23 0.30
Net realized and unrealized gains (losses) (0.39) 0.01 0.28 (1.04) (0.20) (0.23)
Total from investment operations ........ (0.24) 0.29 0.54 (0.79) 0.03 0.07
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.25) (0.24) (0.29)
Net asset value, end of period .......... $9.81 $10.20 $10.19 $9.91 $10.95 $11.16
Total return
d
....................... (2.34)% 2.90% 5.59% (7.24)% 0.17% 0.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.80% 0.78% 0.78% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
f
0.75%
f
0.75%
f
0.76%
f
0.77%
f
Net investment income ............... 3.07% 2.75% 2.66% 2.49% 2.07% 2.66%
Supplemental data
Net assets , end of period (000’s) ........ $95,517 $103,724 $118,538 $125,644 $163,571 $174,802
Portfolio turnover rate ................ 10.10% 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.34 $10.32 $10.05 $11.10 $11.32 $11.54
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.21 0.19 0.17 0.24
Net realized and unrealized gains (losses) (0.40) 0.02 0.27 (1.05) (0.22) (0.23)
Total from investment operations ........ (0.28) 0.24 0.48 (0.86) (0.05) 0.01
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.21) (0.19) (0.17) (0.23)
Net asset value, end of period .......... $9.94 $10.34 $10.32 $10.05 $11.10 $11.32
Total return
d
....................... (2.68)% 2.39% 4.83% (7.74)% (0.38)% (0.01)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.33% 1.32% 1.32% 1.30% 1.31%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29%
f
1.29%
f
1.29%
f
1.30%
f
1.31%
f
Net investment income ............... 2.47% 2.15% 2.06% 1.89% 1.51% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $2,767 $3,461 $6,046 $8,264 $13,416 $23,374
Portfolio turnover rate ................ 10.10% 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $10.19 $9.91 $10.95 $11.17 $11.39
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.28 0.26 0.25 0.31
Net realized and unrealized gains (losses) (0.40) 0.02 0.28 (1.04) (0.22) (0.22)
Total from investment operations ........ (0.24) 0.31 0.56 (0.78) 0.03 0.09
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.28) (0.26) (0.25) (0.31)
Net asset value, end of period .......... $9.81 $10.21 $10.19 $9.91 $10.95 $11.17
Total return
d
....................... (2.38)% 3.13% 5.73% (7.11)% 0.22% 0.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.68% 0.66% 0.66% 0.65% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62%
f
0.61%
f
0.62%
f
0.63%
f
0.63%
f
Net investment income ............... 3.19% 2.89% 2.78% 2.62% 2.19% 2.78%
Supplemental data
Net assets , end of period (000’s) ........ $1,737 $2,097 $1,279 $1,786 $2,308 $1,756
Portfolio turnover rate ................ 10.10% 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.19 $9.91 $10.95 $11.17 $11.39
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.27 0.26 0.25 0.31
Net realized and unrealized gains (losses) (0.39) 0.01 0.28 (1.04) (0.22) (0.23)
Total from investment operations ........ (0.23) 0.30 0.55 (0.78) 0.03 0.08
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.27) (0.26) (0.25) (0.30)
Net asset value, end of period .......... $9.81 $10.20 $10.19 $9.91 $10.95 $11.17
Total return
d
....................... (2.29)% 3.00% 5.70% (7.14)% 0.18% 0.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.70% 0.68% 0.68% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65%
f
0.65%
f
0.65%
f
0.66%
f
0.67%
f
Net investment income ............... 3.19% 2.85% 2.76% 2.59% 2.16% 2.74%
Supplemental data
Net assets , end of period (000’s) ........ $23,488 $20,943 $19,911 $18,309 $19,796 $15,036
Portfolio turnover rate ................ 10.10% 14.27% 7.51% 19.06% 20.50% 24.03%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 501,496
Total Corporate Bonds (Cost $ 500,000 ) ........................................
501,496
Municipal Bonds 97.1%
Alabama 88.3%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,688,578
Shelton State Community College , Revenue , 2024 , AG Insured , 5% , 8/01/49 ..... 1,000,000 1,005,094
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 776,993
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 1,000,000 949,771
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 1,000,000 934,216
Revenue , 2025 B , GNMA Insured , 5.05% , 10/01/45 ........................ 1,000,000 1,006,197
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 2,997,089
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,565,526
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,525,024
Revenue , 2025 , AG Insured , 5.75% , 9/01/50 ............................. 500,000 525,481
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,519,613
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,505,462
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,551,832
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,696,494
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,043,924
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 389,818
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 675,355
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,669,751
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 999,649
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,238,579
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,116,957
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,051,139
City of Bessemer , Water , Revenue , 2017 , Refunding , AG Insured , 5% , 1/01/47 ..... 2,590,000 2,590,879
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 4,775,000 4,887,781
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,156,457
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 2,829,474
City of Tuscaloosa ,
GO , 2020 A , 4% , 10/01/50 ........................................... 4,580,000 3,974,727
GO , 2025 B , 5.25% , 8/01/55 ......................................... 1,250,000 1,282,007
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,048,839
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,588,063
c
County of Marshall , GO , 2025 , 5% , 11/01/54 ............................... 1,000,000 999,986
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,200,000 1,845,978
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,000,908
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,007,750
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 3,015,024
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,087,526
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,148,340
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,630,032

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AG Insured , 5.25% , 11/01/49 .................................... $ 1,000,000 $ 1,023,295
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,045,765
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 907,727
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,000,000 2,706,389
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 975,942
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 1,972,720
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,140,655
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,002,502
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,447,272
Jacksonville State University ,
Revenue , 2017 , Refunding , AG Insured , 5% , 12/01/36 ...................... 5,000,000 5,155,181
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 3,986,636
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,021,604
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 229,982
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 513,699
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,737,644
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,671,012
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 4,610,000 4,636,005
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,773,602
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 907,164
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,087,866
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 1,842,417
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,010,738
Selma Industrial Development Board , International Paper Co. , Revenue , 2020 A ,
Refunding , 4.2% , 5/01/34 ............................................ 1,500,000 1,514,048
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,064,904
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 2,000,000 2,027,371
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,143,697
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,058,884
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,034,967
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,027,905
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,643,701
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,014,957
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ 1,000,000 1,026,128
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AG Insured , 5.25% , 12/01/40 .................................... 295,000 295,108
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. 5,000,000 5,031,032
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,520,257
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 1,999,931
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,019,674
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 4,000,000 4,141,519
147,886,213

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 700,000 $ 586,673
Florida 1.0%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 317,949
d ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 1,725,000 1,439,492
1,757,441
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 185,942
e
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 925,000 404,956
590,898
South Carolina 0.4%
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 597,416
Texas 0.3%
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 573,353
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 414,670
Wisconsin 2.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 859,354
e
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 4,200,000 1,838,718
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 383,339
d,e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,244,902
4,326,313
U.S. Territories 3.5%
Guam 2.2%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 954,206
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 994,936
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 603,191
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,100,000 1,120,969
3,673,302
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 499,694
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,370
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 458,629

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 250,000 $ 220,856
2,172,549
Total U.S. Territories .................................................................... 5,845,851
Total Municipal Bonds (Cost $ 174,560,171 ) .....................................
162,578,828
Total Long Term Investments (Cost $ 175,060,171 ) ...............................
163,080,324
a
a a a a
a
Total Investments (Cost $ 175,060,171 ) 97.4% ...................................
$163,080,324
Other Assets, less Liabilities 2.6% .............................................
4,406,510
Net Assets 100.0% ...........................................................
$167,486,834
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $6,817,099, representing 4.1% of net assets.
e
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.88 $9.81 $9.60 $10.64 $10.92 $11.24
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.30 0.27 0.25 0.27
Net realized and unrealized gains (losses) (0.44) 0.07 0.21 (1.04) (0.28) (0.32)
Total from investment operations ........ (0.28) 0.37 0.51 (0.77) (0.03) (0.05)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.30) (0.27) (0.25) (0.27)
Net asset value, end of period .......... $9.44 $9.88 $9.81 $9.60 $10.64 $10.92
Total return
d
....................... (2.88)% 3.83% 5.39% (7.24)% (0.37)% (0.43)%
Ratios to average net assets
e
Expenses ......................... 0.82% 0.82%
f
0.82%
f
0.83%
f
0.81%
f
0.81%
f
Net investment income ............... 3.30% 3.06% 3.15% 2.79% 2.23% 2.46%
Supplemental data
Net assets , end of period (000’s) ........ $209,807 $230,162 $220,872 $212,662 $210,355 $173,930
Portfolio turnover rate ................ 12.39% 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.86 $9.80 $9.59 $10.62 $10.90 $11.22
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.32 0.29 0.26 0.29
Net realized and unrealized gains (losses) (0.44) 0.05 0.20 (1.04) (0.28) (0.32)
Total from investment operations ........ (0.27) 0.37 0.52 (0.75) (0.02) (0.03)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.31) (0.28) (0.26) (0.29)
Net asset value, end of period .......... $9.43 $9.86 $9.80 $9.59 $10.62 $10.90
Total return
d
....................... (2.71)% 3.89% 5.55% (7.02)% (0.22)% (0.28)%
Ratios to average net assets
e
Expenses ......................... 0.67% 0.67%
f
0.67%
f
0.68%
f
0.66%
f
0.66%
f
Net investment income ............... 3.45% 3.22% 3.30% 2.94% 2.39% 2.64%
Supplemental data
Net assets , end of period (000’s) ........ $271,682 $305,231 $349,407 $396,929 $526,131 $582,701
Portfolio turnover rate ................ 12.39% 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $9.97 $9.75 $10.81 $11.09 $11.42
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.26 0.23 0.20 0.23
Net realized and unrealized gains (losses) (0.44) 0.06 0.22 (1.06) (0.28) (0.33)
Total from investment operations ........ (0.30) 0.32 0.48 (0.83) (0.08) (0.10)
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.26) (0.23) (0.20) (0.23)
Net asset value, end of period .......... $9.59 $10.03 $9.97 $9.75 $10.81 $11.09
Total return
d
....................... (3.03)% 3.24% 4.98% (7.69)% (0.76)% (0.81)%
Ratios to average net assets
e
Expenses ......................... 1.21% 1.21%
f
1.21%
f
1.22%
f
1.20%
f
1.20%
f
Net investment income ............... 2.84% 2.61% 2.68% 2.33% 1.80% 2.05%
Supplemental data
Net assets , end of period (000’s) ........ $14,896 $17,424 $24,653 $32,466 $48,833 $67,713
Portfolio turnover rate ................ 12.39% 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.89 $9.83 $9.62 $10.66 $10.94 $11.26
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.33 0.30 0.28 0.30
Net realized and unrealized gains (losses) (0.43) 0.06 0.20 (1.04) (0.28) (0.32)
Total from investment operations ........ (0.26) 0.39 0.53 (0.74) — (0.02)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.32) (0.30) (0.28) (0.30)
Net asset value, end of period .......... $9.46 $9.89 $9.83 $9.62 $10.66 $10.94
Total return
d
....................... (2.63)% 4.01% 5.67% (6.96)% (0.08)% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.55% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.54%
f
0.54%
f
0.54%
f
0.52%
f
0.53%
f,g
Net investment income ............... 3.58% 3.33% 3.43% 3.06% 2.51% 2.75%
Supplemental data
Net assets , end of period (000’s) ........ $23,375 $25,494 $25,018 $19,946 $28,123 $21,450
Portfolio turnover rate ................ 12.39% 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.89 $9.83 $9.62 $10.65 $10.94 $11.26
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.33 0.30 0.27 0.30
Net realized and unrealized gains (losses) (0.44) 0.05 0.20 (1.04) (0.29) (0.32)
Total from investment operations ........ (0.27) 0.38 0.53 (0.74) (0.02) (0.02)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.32) (0.29) (0.27) (0.30)
Net asset value, end of period .......... $9.45 $9.89 $9.83 $9.62 $10.65 $10.94
Total return
d
....................... (2.75)% 3.98% 5.64% (6.91)% (0.21)% (0.18)%
Ratios to average net assets
e
Expenses ......................... 0.57% 0.57%
f
0.56%
f
0.57%
f
0.56%
f
0.56%
f
Net investment income ............... 3.54% 3.31% 3.40% 3.02% 2.48% 2.71%
Supplemental data
Net assets , end of period (000’s) ........ $113,775 $122,601 $103,552 $114,323 $178,256 $174,264
Portfolio turnover rate ................ 12.39% 10.60% 7.72% 27.77% 17.24% 13.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Arizona 92.7%
Arizona Board of Regents ,
Arizona State University , Revenue , 2015 B , Refunding , 5% , 7/01/41 ............ $ 14,070,000 $ 14,076,626
Arizona State University , Revenue , 2017 B , Refunding , 5% , 7/01/43 ............ 4,005,000 4,031,602
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,230,891
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,225,000 6,318,137
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,019,876
Arizona State University SPEED Fund , Revenue , 2024 , Refunding , 5% , 8/01/46 ... 2,115,000 2,156,712
University of Arizona (The) , Revenue , 2016 , Refunding , 5% , 6/01/39 ........... 2,750,000 2,792,278
University of Arizona (The) , Revenue , 2016 B , Refunding , 5% , 6/01/42 .......... 2,000,000 2,027,474
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,561,407
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,034,173
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 1,972,700
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 989,723
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,529,198
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 195,000 193,434
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 551,677
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,690,403
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,760,030
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,259,547
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,037,034
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,262,503
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,008,823
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 1,836,307
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 5,660,193
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,112,651
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,435,417
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,400,200
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 2,891,741
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,428,948
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,194,433
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,286,930
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 225,000 225,491
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 344,995
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 640,361
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/45 .......... 900,000 864,966
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/50 .......... 1,300,000 1,205,313
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5.25% , 7/01/55 ........ 1,750,000 1,659,130
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,327,235
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,183,235
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 695,353
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 645,753
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 298,516
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,461,379

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. $ 8,000,000 $ 6,481,201
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 11,997,767
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,350,000 1,218,597
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,389,837
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,087,678
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 701,385
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,006,460
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... 1,000,000 1,021,997
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 1,796,412
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,059,061
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,042,428
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AG
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,125,595
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 962,535
City of Lake Havasu City , Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% ,
7/01/43 ......................................................... 2,000,000 1,848,770
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,410,954
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,008,446
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,604,432
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,155,228
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 12,768,415
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 15,925,717
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,656,461
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,614,230
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 4,935,910
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,479,176
Excise Tax , Revenue , 2025 C , Refunding , 5% , 7/01/31 ...................... 7,090,000 8,004,268
Excise Tax , Revenue , 2025 C , Refunding , 5% , 7/01/34 ...................... 5,000,000 5,734,724
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,634,065
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,553,007
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,542,990
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,183,668
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 11,089,680
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,169,257
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,170,985
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,224,508
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 5,875,540
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,208,309
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 4,995,731
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,046,737
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,177,798
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,486,394
City of Tucson , Water System , Revenue , 2025 , Refunding , 5% , 7/01/32 ........... 1,350,000 1,523,492
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 966,392

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
County of Pinal ,
Pledged , Revenue , 2025 , Refunding , BAM Insured , 5% , 8/01/29 .............. $ 1,225,000 $ 1,345,753
Pledged , Revenue , 2025 , Refunding , BAM Insured , 5% , 8/01/31 .............. 1,100,000 1,236,354
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,104,190
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 9,841,807
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,411,007
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,189,961
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 389,430
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 921,171
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,662,638
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 1,903,429
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 2,906,131
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,437,551
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,801,940
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 436,655
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 724,030
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 256,136
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 612,185
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 2,960,913
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,229,217
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 968,821
Industrial Development Authority of the County of Pima (The) ,
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 956,525
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,234,259
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 7,752,381
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,295,453
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,320,297
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 990,587
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 893,896
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 95,480
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,390
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,501
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 114,522
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 104,736
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 358,915
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 272,373
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 432,858
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,487,697
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 8,692,318
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,084,113
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 6,881,917
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 942,533
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,249,395
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,161,501
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,251,160
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,757,538

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ $ 5,600,000 $ 3,677,671
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,109,870
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 2,972,073
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 11,727,692
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,368,929
a
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,375,093
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,090,322
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,164,595
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AG
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,005,148
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,528,196
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,111,901
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,004,893
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,032,906
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,758,474
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,894,666
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,578,856
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,025,211
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,106,272
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,355,834
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,880,705
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 10,000,000 10,396,033
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 11,555,000 12,477,066
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,230,633
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/44 ...................... 1,030,000 1,048,664
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,031,803
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,047,068
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,014,034
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,209,141
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,494,796
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/49 .............................................. 4,000,000 3,436,008
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/54 .............................................. 4,000,000 3,349,591
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,761,232
587,283,072
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 508,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... $ 6,465,000 $ 5,394,965
5,903,684
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 542,750
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,420,000 1,059,452
1,602,202
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,410,976
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,759,739
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,365,082
4,124,821
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,492,812
Wisconsin 2.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,542,883
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 10,975,000 4,804,746
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,456,687
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,381,392
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 2,973,118
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,442,427
14,601,253
U.S. Territories 1.6%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 449,072
Puerto Rico 1.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,697,738
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,391,944
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,500,069
9,589,751
Total U.S. Territories .................................................................... 10,038,823
Total Municipal Bonds (Cost $ 667,706,032 ) .....................................
626,457,643
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Arizona 0.4%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.95% , 1/01/46 ............... 800,000 800,000
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.9% , 2/01/48 ........... 1,400,000 1,400,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Arizona (continued)
d
Industrial Development Authority of the City of Phoenix Arizona (The) , Mayo Clinic
Arizona , Revenue , 2014 B , SPA Northern Trust Co. (The) , Daily VRDN and Put ,
3.1% , 11/15/52 .................................................... $ 600,000 $ 600,000
2,800,000
Total Municipal Bonds (Cost $ 2,800,000 ) .......................................
2,800,000
Total Short Term Investments (Cost $ 2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $ 670,506,032 ) 99.3% ...................................
$629,257,643
Other Assets, less Liabilities 0.7% .............................................
4,277,325
Net Assets 100.0% ...........................................................
$633,534,968
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $18,426,178, representing 2.9% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.54 $10.26 $11.40 $11.69 $11.96
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.28 0.25 0.28
Net realized and unrealized gains (losses) (0.45) 0.05 0.28 (1.15) (0.29) (0.27)
Total from investment operations ........ (0.28) 0.37 0.58 (0.87) (0.04) 0.01
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.27) (0.25) (0.28)
Net asset value, end of period .......... $10.14 $10.59 $10.54 $10.26 $11.40 $11.69
Total return
d
....................... (2.67)% 3.57% 5.74% (7.63)% (0.43)% 0.07%
Ratios to average net assets
e
Expenses ......................... 0.86%
f
0.85%
g
0.85%
g
0.85%
g
0.83%
g
0.83%
g
Net investment income ............... 3.29% 3.05% 2.90% 2.62% 2.08% 2.40%
Supplemental data
Net assets , end of period (000’s) ........ $112,170 $122,273 $121,792 $117,511 $142,935 $119,598
Portfolio turnover rate ................ 6.52% 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.54 $10.26 $11.40 $11.68 $11.96
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.31 0.29 0.26 0.30
Net realized and unrealized gains (losses) (0.45) 0.04 0.28 (1.14) (0.28) (0.29)
Total from investment operations ........ (0.27) 0.38 0.59 (0.85) (0.02) 0.01
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.31) (0.29) (0.26) (0.29)
Net asset value, end of period .......... $10.14 $10.58 $10.54 $10.26 $11.40 $11.68
Total return
d
....................... (2.51)% 3.63% 5.90% (7.49)% (0.19)% 0.13%
Ratios to average net assets
e
Expenses ......................... 0.71%
f
0.70%
g
0.70%
g
0.70%
g
0.68%
g
0.68%
g
Net investment income ............... 3.44% 3.20% 3.05% 2.77% 2.24% 2.57%
Supplemental data
Net assets , end of period (000’s) ........ $205,802 $227,023 $255,227 $287,013 $386,962 $422,411
Portfolio turnover rate ................ 6.52% 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.72 $10.67 $10.39 $11.54 $11.83 $12.11
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.26 0.23 0.20 0.24
Net realized and unrealized gains (losses) (0.46) 0.05 0.28 (1.15) (0.29) (0.29)
Total from investment operations ........ (0.31) 0.33 0.54 (0.92) (0.09) (0.05)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.23) (0.20) (0.23)
Net asset value, end of period .......... $10.26 $10.72 $10.67 $10.39 $11.54 $11.83
Total return
d
....................... (2.93)% 3.10% 5.24% (8.00)% (0.83)% (0.41)%
Ratios to average net assets
e
Expenses ......................... 1.25%
f
1.25%
g
1.24%
g
1.24%
g
1.23%
g
1.22%
g
Net investment income ............... 2.84% 2.60% 2.44% 2.18% 1.66% 2.01%
Supplemental data
Net assets , end of period (000’s) ........ $9,728 $12,151 $16,388 $23,346 $36,062 $50,968
Portfolio turnover rate ................ 6.52% 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.55 $10.27 $11.41 $11.69 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.33 0.31 0.28 0.32
Net realized and unrealized gains (losses) (0.46) 0.04 0.28 (1.15) (0.28) (0.29)
Total from investment operations ........ (0.27) 0.39 0.61 (0.84) — 0.03
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.33) (0.30) (0.28) (0.31)
Net asset value, end of period .......... $10.14 $10.59 $10.55 $10.27 $11.41 $11.69
Total return
d
....................... (2.53)% 3.77% 6.03% (7.35)% (0.05)% 0.27%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.56%
g
0.56%
g
0.55%
g
0.54%
g
0.54%
g
Net investment income ............... 3.60% 3.34% 3.18% 2.91% 2.38% 2.68%
Supplemental data
Net assets , end of period (000’s) ........ $21,971 $16,355 $15,928 $15,147 $23,615 $19,296
Portfolio turnover rate ................ 6.52% 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.54 $10.26 $11.40 $11.68 $11.96
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.32 0.30 0.28 0.31
Net realized and unrealized gains (losses) (0.44) 0.04 0.28 (1.14) (0.28) (0.28)
Total from investment operations ........ (0.26) 0.39 0.60 (0.84) — 0.03
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.32) (0.30) (0.28) (0.31)
Net asset value, end of period .......... $10.14 $10.58 $10.54 $10.26 $11.40 $11.68
Total return
d
....................... (2.55)% 3.83% 6.00% (7.40)% (0.10)% 0.23%
Ratios to average net assets
e
Expenses ......................... 0.61%
f
0.60%
g
0.60%
g
0.60%
g
0.58%
g
0.58%
g
Net investment income ............... 3.55% 3.30% 3.15% 2.87% 2.33% 2.66%
Supplemental data
Net assets , end of period (000’s) ........ $122,199 $131,282 $97,040 $97,723 $137,797 $132,696
Portfolio turnover rate ................ 6.52% 13.97% 15.33% 13.39% 14.21% 19.32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,404,189
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,404,189
Municipal Bonds 96.7%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,676,208
Colorado 90.1%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,037,395
Adams & Arapahoe Counties Joint School District 28J Aurora , COP , 2025 , BAM
Insured , 5.5% , 12/01/50 ............................................. 2,000,000 2,076,553
Adams & Arapahoe Joint School District 28J Aurora , GO , 2025 , 5.5% , 12/01/47 ..... 3,000,000 3,206,287
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 615,522
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,405,680
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35 3,000,000 3,006,979
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,120,262
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,462,698
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,381,099
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,804,103
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,250,986
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,038,558
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,327,901
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 4,731,010
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,023,674
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,530,640
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,217,542
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,574,644
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,667,883
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AG Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,012,420
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,089,350
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,161,392
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,038,416
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,198,454
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,003,251
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,430,513
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,435,634
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 4,926,298
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,048,316
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,042,247
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,048,666
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,004,237
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 1,908,342
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,617,378
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. 2,665,000 2,678,166

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs, (continued)
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... $ 5,000,000 $ 5,012,758
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,527,586
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,154,379
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... 13,500,000 13,680,401
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,780,616
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,277,250
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AG Insured , 5.5% , 12/01/54 ............................ 1,000,000 1,043,189
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 2,983,384
Revenue, Senior Lien , 2025 A , AG Insured , 5.25% , 12/01/54 ................. 3,490,000 3,563,510
Colorado Educational & Cultural Facilities Authority ,
Addenbrooke Classical Academy, Inc. , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 6/01/55 .................................................... 750,000 734,033
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,286,684
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 404,928
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 129,357
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 287,516
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 405,400
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,093,648
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,301,332
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,027,173
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 70,000 69,933
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 280,104
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,044,662
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,173,140
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 690,881
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,600,928
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 325,000 257,844
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 738,687
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,590,644
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 4,870,605
Roosevelt Charter Academy , Revenue , 2025 A , BAM Insured , 5% , 7/01/55 ....... 725,000 704,169
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 684,640
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,965,974
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 376,656
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,074,007
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 1,943,994
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,815,137
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,165,018
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,539,509
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 803,390
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 652,658
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 769,184
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 663,276
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ....... 1,500,000 1,222,852
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 1,878,889
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,653,150
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,200,120
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,067,029

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 $ 2,000,000 $ 2,036,572
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,254,701
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 2,999,836
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 3,986,538
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,689,304
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,531,587
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 990,660
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,524,001
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,579,609
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,099,968
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,434,962
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 7,826,931
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,729,669
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,000,223
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 985,672
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,465,562
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 791,101
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 749,637
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,049,661
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AG Insured , 5% , 12/01/54 ................................... 750,000 715,381
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,023,355
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AG Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,133,978
Denver City & County School District No. 1 ,
GO , 2017 , 5% , 12/01/41 ............................................. 5,000,000 5,045,248
GO , 2025 C , 5.5% , 12/01/49 ......................................... 5,000,000 5,327,696
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,642,923
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,021,554
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,263,769
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,068,615
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,396,120
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,309,436
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 985,809
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,047,580
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 280,720
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................ 1,360,000 1,363,897
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... 1,000,000 980,759
Revenue , 2019 A , 4% , 11/15/39 ....................................... 1,200,000 1,171,336
Erie Farm Metropolitan District , GO , 2021 , Refunding , AG Insured , 4% , 12/01/51 .... 1,200,000 1,010,576
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. 550,000 519,209
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,444,823

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . $ 1,350,000 $ 1,339,218
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,306,095
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,488,338
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AG Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,209,386
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AG
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 858,989
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,714,573
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,382,986
Meridian Metropolitan District , GO , 2023 , AG Insured , 4.375% , 12/01/53 .......... 2,000,000 1,806,429
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,075,497
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 1,125,000 1,113,677
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,003,994
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,394,892
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 8,500,000 8,331,024
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,833,552
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 912,929
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,388,588
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,547,852
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 535,000 428,722
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,022,707
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 475,031
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 656,398
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 11,645,010
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 550,214
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,729,790
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 661,713
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,078,703
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 6,000,000 6,014,092
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 895,884
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,387,358
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,233,895
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,446,857
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,433,405
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,682,078
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,139,845
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 426,742
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,050,168
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AG Insured ,
5% , 12/01/46 ..................................................... 4,500,000 4,514,518
Town of Monument , COP , 2020 , AG Insured , 4% , 12/01/45 .................... 2,000,000 1,780,942
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AG Insured ,
4.25% , 12/01/54 ................................................... 2,000,000 1,669,247
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,575,995

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 $ 2,000,000 $ 1,767,380
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 900,000 897,566
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AG Insured , 4.5% , 12/01/53 750,000 658,502
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,826,487
425,148,966
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,518,690
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 508,719
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 4,920,000 4,105,681
8,133,090
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 550,000 552,800
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,735,000 1,197,356
1,750,156
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 597,415
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,720,060
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,161,076
Wisconsin 2.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,570,000 2,583,086
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 12,405,000 5,430,786
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,073,349
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,138,302
11,225,523
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 619,843
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,431,309
2,051,152
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,199,266
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,370

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 687,944
2,880,580
Total U.S. Territories .................................................................... 4,931,732
Total Municipal Bonds (Cost $ 487,732,950 ) .....................................
456,344,226
Total Long Term Investments (Cost $ 489,132,950 ) ...............................
457,748,415
a
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
Colorado 1.4%
d
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 3.95% , 12/01/52 ......................... 2,300,000 2,300,000
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
3.85% , 5/15/64 .................................................. 4,100,000 4,100,000
6,400,000
Total Municipal Bonds (Cost $ 6,400,000 ) .......................................
6,400,000
Total Short Term Investments (Cost $ 6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $ 495,532,950 ) 98.4% ...................................
$464,148,415
Other Assets, less Liabilities 1.6% .............................................
7,722,303
Net Assets 100.0% ...........................................................
$471,870,718
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $22,672,245, representing 4.8% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.15 $9.12 $8.86 $9.85 $10.17 $10.39
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.24 0.22 0.20 0.26
Net realized and unrealized gains (losses) (0.36) 0.03 0.26 (0.99) (0.32) (0.22)
Total from investment operations ........ (0.23) 0.27 0.50 (0.77) (0.12) 0.04
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.24) (0.22) (0.20) (0.26)
Net asset value, end of period .......... $8.79 $9.15 $9.12 $8.86 $9.85 $10.17
Total return
d
....................... (2.66)% 3.14% 5.78% (7.84)% (1.23)% 0.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.99% 1.00% 0.98% 0.97% 0.98% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
f
0.90%
g
0.90%
g
0.91%
g
0.98%
g
0.94%
g
Net investment income ............... 2.87% 2.66% 2.74% 2.44% 1.95% 2.58%
Supplemental data
Net assets , end of period (000’s) ........ $28,580 $31,359 $29,938 $27,698 $34,084 $28,498
Portfolio turnover rate ................ 9.31% 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.15 $9.11 $8.85 $9.84 $10.16 $10.38
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.26 0.23 0.22 0.28
Net realized and unrealized gains (losses) (0.37) 0.04 0.26 (0.99) (0.32) (0.22)
Total from investment operations ........ (0.24) 0.30 0.52 (0.76) (0.10) 0.06
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.26) (0.23) (0.22) (0.28)
Net asset value, end of period .......... $8.78 $9.15 $9.11 $8.85 $9.84 $10.16
Total return
d
....................... (2.59)% 3.30% 5.94% (7.71)% (1.08)% 0.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.85% 0.83% 0.83% 0.83% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.75%
f
0.75%
g
0.75%
g
0.76%
g
0.83%
g
0.79%
g
Net investment income ............... 3.02% 2.81% 2.89% 2.59% 2.12% 2.76%
Supplemental data
Net assets , end of period (000’s) ........ $73,181 $79,581 $89,034 $93,653 $119,599 $135,916
Portfolio turnover rate ................ 9.31% 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.22 $9.18 $8.92 $9.92 $10.24 $10.46
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.21 0.21 0.18 0.16 0.23
Net realized and unrealized gains (losses) (0.36) 0.03 0.26 (1.00) (0.32) (0.23)
Total from investment operations ........ (0.25) 0.24 0.47 (0.82) (0.16) —
Less distributions from:
Net investment income .............. (0.11) (0.20) (0.21) (0.18) (0.16) (0.22)
Net asset value, end of period .......... $8.86 $9.22 $9.18 $8.92 $9.92 $10.24
Total return
d
....................... (2.73)% 2.70% 5.31% (8.26)% (1.62)% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.39% 1.37% 1.37% 1.38% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.29%
f
1.29%
g
1.29%
g
1.31%
g
1.38%
g
1.34%
g
Net investment income ............... 2.45% 2.23% 2.31% 2.01% 1.58% 2.21%
Supplemental data
Net assets , end of period (000’s) ........ $2,177 $2,762 $4,067 $4,828 $7,281 $13,302
Portfolio turnover rate ................ 9.31% 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.15 $9.11 $8.85 $9.84 $10.16 $10.38
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.27 0.25 0.23 0.29
Net realized and unrealized gains (losses) (0.37) 0.04 0.26 (1.00) (0.32) (0.22)
Total from investment operations ........ (0.23) 0.31 0.53 (0.75) (0.09) 0.07
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.27) (0.24) (0.23) (0.29)
Net asset value, end of period .......... $8.78 $9.15 $9.11 $8.85 $9.84 $10.16
Total return
d
....................... (2.42)% 3.43% 6.08% (7.58)% (0.91)% 0.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.71% 0.69% 0.69% 0.68% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.62%
f
0.62%
g
0.63%
g
0.63%
g
0.67%
g
0.66%
g
Net investment income ............... 3.16% 2.94% 3.03% 2.75% 2.27% 2.79%
Supplemental data
Net assets , end of period (000’s) ........ $9,472 $7,950 $6,947 $2,952 $1,815 $1,385
Portfolio turnover rate ................ 9.31% 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.14 $9.10 $8.84 $9.83 $10.15 $10.37
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.27 0.24 0.23 0.29
Net realized and unrealized gains (losses) (0.36) 0.04 0.25 (0.99) (0.32) (0.22)
Total from investment operations ........ (0.22) 0.30 0.52 (0.75) (0.09) 0.07
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.26) (0.24) (0.23) (0.29)
Net asset value, end of period .......... $8.78 $9.14 $9.10 $8.84 $9.83 $10.15
Total return
d
....................... (2.43)% 3.40% 6.05% (7.63)% (0.98)% 0.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.76% 0.73% 0.73% 0.73% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.65%
f
0.65%
g
0.65%
g
0.66%
g
0.73%
g
0.69%
g
Net investment income ............... 3.13% 2.91% 3.01% 2.69% 2.22% 2.85%
Supplemental data
Net assets , end of period (000’s) ........ $34,801 $30,246 $15,886 $14,477 $20,378 $20,968
Portfolio turnover rate ................ 9.31% 12.35% 13.95% 14.70% 23.52% 20.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.0%
Connecticut 89.3%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 $ 332,218
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 488,219
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 565,801
City of New Britain , GO , 2017 C , AG Insured , 5% , 3/01/36 ..................... 1,000,000 1,018,420
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ...................... 2,000,000 1,789,922
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,593
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 522,738
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,911,130
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,444,703
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 756,642
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 783,125
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 871,827
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 309,120
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 367,894
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 798,309
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,450,936
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,344,354
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 3,950,022
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,001,560
Fairfield University , Revenue , V , 5.25% , 7/01/47 ........................... 620,000 638,622
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,140,433
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 626,458
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 929,992
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 1,000,000 905,341
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 956,404
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,732,159
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,135,365
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,391,790
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 580,782
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,022,291
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,482,757
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,628,021
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,002,921
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,156,973
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 3,908,065
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,737,219
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,791,674
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,320,907
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 539,911
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 516,236
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 514,529
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 420,000 429,009
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 508,872
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,425,000 1,298,126
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,153,468
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,445,000 1,865,007
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... 500,000 491,176
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,111,076
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 544,063
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 322,718

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
South Central Connecticut Regional Water Authority, (continued)
Revenue , 39th A , 5% , 8/01/54 ........................................ $ 1,000,000 $ 1,022,374
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... 1,720,000 1,736,717
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,262,083
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 591,927
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,230,096
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,018,280
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,033,393
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,814,984
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,065,491
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,557,840
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,014,333
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,292,352
Bradley International Airport CFC , Revenue , 2019 A , AG Insured , 5% , 7/01/49 .... 1,400,000 1,361,897
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,411
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,023,154
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 467,926
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 227,008
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 269,746
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 248,576
Town of Stratford , GO , 2017 , AG Insured , 5% , 7/01/33 ........................ 1,000,000 1,001,359
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 ..................... 1,000,000 1,017,663
132,348,508
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 317,949
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 1,325,000 1,105,697
1,423,646
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 185,942
b
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 420,000 183,872
369,814
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................ 1,000,000 861,062
Texas 0.3%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 440,765
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 414,670
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 859,354
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 1,910,000 836,179
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 306,671
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 800,000 468,669
2,470,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.6%
Guam 1.7%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36 $ 365,000 $ 384,451
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 603,191
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,000,000 1,019,063
Territory of Guam , Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ................
500,000 525,269
2,531,974
Puerto Rico 0.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,375,887
Total U.S. Territories .................................................................... 3,907,861
Total Municipal Bonds (Cost $ 154,194,878 ) .....................................
142,237,199
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
Connecticut 2.7%
c
Connecticut State Health & Educational Facilities Authority ,
Yale University , Revenue , 2001 V-1 , Daily VRDN and Put , 3.5% , 7/01/36 ........ 1,100,000 1,100,000
Yale University , Revenue , 2001 V-2 , Daily VRDN and Put , 3.5% , 7/01/36 ........ 530,000 530,000
Yale University , Revenue , 2010 A-4-1 , Daily VRDN and Put , 3.5% , 7/01/49 ....... 2,300,000 2,300,000
3,930,000
Total Municipal Bonds (Cost $ 3,930,000 ) .......................................
3,930,000
Total Short Term Investments (Cost $ 3,930,000 ) .................................
3,930,000
a
Total Investments (Cost $ 158,124,878 ) 98.7% ...................................
$146,167,199
Other Assets, less Liabilities 1.3% .............................................
2,045,047
Net Assets 100.0% ...........................................................
$148,212,246
See A bbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $3,054,421, representing 2.1% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.35 $11.27 $11.02 $11.82 $12.22 $12.39
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.32 0.30 0.26 0.23 0.26
Net realized and unrealized gains (losses) (0.20) 0.08 0.25 (0.82) (0.40) (0.17)
Total from investment operations ........ (0.02) 0.40 0.55 (0.56) (0.17) 0.09
Less distributions from:
Net investment income .............. (0.18) (0.32) (0.30) (0.24) (0.23) (0.26)
Net asset value, end of period .......... $11.15 $11.35 $11.27 $11.02 $11.82 $12.22
Total return
d
....................... (0.18)% 3.63% 5.05% (4.70)% (1.42)% 0.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.81% 0.81% 0.83% 0.80% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.71%
f
0.70%
f
0.71%
f
0.70%
f
0.70%
f
Net investment income ............... 3.22% 2.87% 2.70% 2.31% 1.89% 2.09%
Supplemental data
Net assets , end of period (000’s) ........ $632,329 $655,106 $667,503 $707,816 $754,463 $629,566
Portfolio turnover rate ................ 18.33% 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.34 $11.26 $11.01 $11.81 $12.21 $12.38
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.34 0.32 0.27 0.25 0.28
Net realized and unrealized gains (losses) (0.20) 0.08 0.24 (0.81) (0.40) (0.17)
Total from investment operations ........ (0.01) 0.42 0.56 (0.54) (0.15) 0.11
Less distributions from:
Net investment income .............. (0.19) (0.34) (0.31) (0.26) (0.25) (0.28)
Net asset value, end of period .......... $11.14 $11.34 $11.26 $11.01 $11.81 $12.21
Total return
d
....................... (0.11)% 3.79% 5.22% (4.56)% (1.27)% 0.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.66% 0.68% 0.65% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.56%
f
0.55%
f
0.56%
f
0.55%
f
0.55%
f
Net investment income ............... 3.37% 3.02% 2.85% 2.45% 2.05% 2.26%
Supplemental data
Net assets , end of period (000’s) ........ $565,814 $623,410 $730,605 $864,508 $1,265,052 $1,403,417
Portfolio turnover rate ................ 18.33% 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $11.29 $11.05 $11.85 $12.24 $12.42
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.28 0.25 0.21 0.18 0.21
Net realized and unrealized gains (losses) (0.20) 0.08 0.24 (0.81) (0.39) (0.18)
Total from investment operations ........ (0.04) 0.36 0.49 (0.60) (0.21) 0.03
Less distributions from:
Net investment income .............. (0.16) (0.28) (0.25) (0.20) (0.18) (0.21)
Net asset value, end of period .......... $11.17 $11.37 $11.29 $11.05 $11.85 $12.24
Total return
d
....................... (0.38)% 3.21% 4.53% (5.07)% (1.73)% 0.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.21% 1.21% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.10%
f
1.10%
f
1.11%
f
1.10%
f
1.10%
f
Net investment income ............... 2.80% 2.45% 2.29% 1.88% 1.50% 1.72%
Supplemental data
Net assets , end of period (000’s) ........ $15,682 $20,682 $28,661 $42,983 $67,008 $121,312
Portfolio turnover rate ................ 18.33% 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

In
a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $11.29 $11.04 $11.84 $12.24 $12.41
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.36 0.33 0.29 0.27 0.30
Net realized and unrealized gains (losses) (0.20) 0.08 0.25 (0.81) (0.40) (0.18)
Total from investment operations ........ — 0.44 0.58 (0.52) (0.13) 0.12
Less distributions from:
Net investment income .............. (0.20) (0.36) (0.33) (0.28) (0.27) (0.29)
Net asset value, end of period .......... $11.17 $11.37 $11.29 $11.04 $11.84 $12.24
Total return
d
....................... (0.03)% 3.94% 5.36% (4.40)% (1.12)% 1.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.53% 0.50% 0.50%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40%
f
0.40%
f
0.40%
f
0.40%
f
0.40%
f
Net investment income ............... 3.52% 3.17% 3.00% 2.60% 2.19% 2.41%
Supplemental data
Net assets , end of period (000’s) ........ $116,643 $123,010 $127,665 $135,524 $257,641 $414,751
Portfolio turnover rate ................ 18.33% 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $11.28 $11.04 $11.84 $12.24 $12.41
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.33 0.28 0.26 0.29
Net realized and unrealized gains (losses) (0.20) 0.09 0.24 (0.81) (0.40) (0.17)
Total from investment operations ........ (0.01) 0.44 0.57 (0.53) (0.14) 0.12
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.33) (0.27) (0.26) (0.29)
Net asset value, end of period .......... $11.17 $11.37 $11.28 $11.04 $11.84 $12.24
Total return
d
....................... (0.06)% 3.98% 5.21% (4.45)% (1.17)% 0.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.56% 0.56% 0.58% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.45%
f
0.45%
f
0.46% 0.45%
f
0.45%
f
Net investment income ............... 3.46% 3.12% 2.95% 2.53% 2.14% 2.36%
Supplemental data
Net assets , end of period (000’s) ........ $680,483 $689,045 $644,787 $633,982 $1,126,152 $1,153,049
Portfolio turnover rate ................ 18.33% 18.10% 16.21% 24.76% 22.05% 18.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 0.9%
Capital Markets 0.9%
a
Franklin Municipal Green Bond ETF ..................................... 830,000 $ 19,027,833
Total Management Investment Companies (Cost $ 22,459,625 ) ....................
19,027,833
Principal
Amount
a a a a
Municipal Bonds 96.9%
Alabama 6.1%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,305,213
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,369,255
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,113,368
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,278,975
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 5,000,000 5,532,754
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,320,092
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,618,153
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,519,191
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,163,103
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,959,178
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,042,773
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,940,773
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,038,037
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,145,104
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,360,143
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,914,425
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/01/28 .......................... 5,250,000 5,471,662
Revenue , 2022 B-2 , Mandatory Put , 4.725% , 8/01/28 ....................... 15,000,000 15,277,964
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 9,700,000 10,167,920
123,538,083
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,723,155
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,289,044
3,012,199
Arizona 3.3%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 631,104
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 659,094
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,040,558
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,145,165
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,277,837
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,068,038
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,045,656

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... $ 600,000 $ 556,967
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,331,285
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,577
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 62,619
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 63,344
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 69,060
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 74,385
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 162,113
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 172,245
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 162,028
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 187,123
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 196,899
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,005,530
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,753,541
Airport , Revenue, Senior Lien , 2023 , Refunding , 5% , 7/01/32 ................. 4,250,000 4,660,906
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,494,531
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,630,431
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,510,770
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,488,842
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 902,119
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,054,525
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,050,319
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 835,628
67,349,239
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,759,093
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,701,383
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,268,166
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,006,652
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,001,506
11,736,800
California 7.7%
Bay Area Toll Authority , Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............. 7,000,000 7,139,085
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A , AG
Insured , 4% , 7/01/54 ............................................... 4,900,000 4,236,587
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 5,023,997
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,570,621
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,685,000 5,862,972
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,269,868

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.438% , 2/20/41 ............................ $ 9,974,820 $ 8,525,743
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,158,143
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,684,350
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 15,762,561
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,624,835
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,020,573
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 5,345,000 4,719,569
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,900,000 4,237,401
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,800,147
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 3,010,000 2,712,561
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,418,298
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,752,964
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,067,158
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,178,975
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 6,760,000 6,761,462
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,422,006
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.524% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,880,968
155,830,844
Colorado 4.3%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,681,674
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 802,284
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,062,609
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,158,680
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,662,249
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,160,625
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,095,686
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,030,971
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,044,686
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,600,574
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 8,195,000 8,071,577
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,067,738
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 10,818,563
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,571,371
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,021,720
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 9,900,000 10,447,074
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,009,726
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,383,831
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AG Insured ,
5% , 12/01/43 ..................................................... 1,000,000 1,010,838

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ $ 4,100,000 $ 4,357,702
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 482,710
85,542,888
Connecticut 1.2%
City of Stamford , GO , 2019 , 3% , 6/01/35 .................................. 3,025,000 2,867,880
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,344,746
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,215,567
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 250,015
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,696,738
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 259,200
State of Connecticut , Special Tax , 2020 A , 4% , 5/01/36 ....................... 3,500,000 3,525,473
University of Connecticut , Revenue , 2016 A , 5% , 3/15/31 ..................... 5,025,000 5,081,502
24,241,121
Delaware 0.4%
Delaware State Economic Development Authority , Delmarva Power & Light Co. ,
Revenue , 2020 A , Refunding , 3.6% , 1/01/31 .............................. 8,500,000 8,757,338
Florida 7.8%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,425,449
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AG Insured , 5.25% , 5/01/44 ................................. 1,400,000 1,415,296
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,274,779
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 4,538,232
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,600,771
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 742,355
c,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 17,400,000 14,520,091
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 601,093
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 243,278
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ...... 5,520,000 5,687,902
City of Jacksonville ,
Revenue , 2023 A , Refunding , 5.5% , 10/01/53 ............................. 5,175,000 5,397,911
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/39 .. 1,650,000 1,512,026
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,197,573
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,512,407
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,645,630
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,045,290
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 655,240
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 464,381
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,019,465

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ $ 1,000,000 $ 856,094
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 461,494
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 718,080
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 969,211
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AG Insured , 5% , 7/01/44 .................................... 20,000,000 19,171,004
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,138,090
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 10,981,944
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,127,585
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 240,000 243,558
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 251,814
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 619,767
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 180,251
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 287,528
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 229,140
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 234,849
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 234,790
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,079,296
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 469,917
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 190,000 193,217
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 5.7% , 5/01/45 ............................... 1,100,000 1,095,982
f
Special Assessment , 2025 , 5.8% , 5/01/45 ............................... 2,000,000 1,990,448
Assessments , Special Assessment , 2024 , 5.3% , 5/01/44 .................... 485,000 472,404
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,795,629
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 9,899,750
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,067,599
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,024,758
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,938,137
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 824,769
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 811,765
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 1,945,932
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 474,101
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,821,947
State of Florida ,
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 7,946,053
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,046,092

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... $ 725,000 $ 599,738
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,877,795
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 987,699
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 935,243
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 852,186
156,354,825
Georgia 3.8%
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 567,915
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 449,672
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 854,675
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,363,541
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 252,739
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 251,290
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 274,800
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 271,717
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 267,838
DeKalb County Housing Authority , HADC Avenues LLC , Revenue , 2024 , Refunding ,
4.125% , 12/01/34 .................................................. 2,500,000 2,451,450
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,314,221
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 5,050,000 5,075,714
e
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 1,260,000 551,616
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,174,467
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,068,444
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,030,788
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,073,161
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,129,106
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,687,227
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,992,627
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,311,574
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,046,789
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 778,406
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 721,006
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/29 .............. 500,000 524,957
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/30 .............. 480,000 502,835
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/31 .............. 700,000 729,740
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/33 .............. 1,045,000 1,080,438
75,798,753
Hawaii 0.2%
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,388,913
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 858,800

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho (continued)
Boise State University, (continued)
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... $ 825,000 $ 829,995
1,688,795
Illinois 7.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,802,033
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... 5,345,000 5,395,924
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,597,734
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,177,423
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,105,670
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,487,720
City of Berwyn , GO , 2022 B , Refunding , AG Insured , 4% , 12/01/41 .............. 6,000,000 5,676,526
City of Chicago ,
e
GO , 1999 , NATL Insured , 3.59%, 1/01/31 ................................ 4,000,000 3,313,974
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 9,906,079
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 6,880,232
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,071,726
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 5,150,000 5,032,040
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,244,556
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 5,863,313
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,017,966
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,211,324
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 11,518,942
b,c
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,006,812
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 341,673 17,084
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 352,902 17,645
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 420,274 21,014
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 351,298 17,565
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,010
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,808,771
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 4,985,400
e
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
4.54%, 12/15/37 ................................................... 13,045,000 7,557,839
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 364,696
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,845,448
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,321,122
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 7,693,302
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 1,942,166
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,875,719
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 11,040,411
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 3,901,383
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,274,248
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,002,439
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 ....................... 2,750,000 2,592,266
150,088,522

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 1.2%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... $ 650,000 $ 691,661
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 880,426
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,627,193
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,060,505
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,146,023
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,234,334
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,331,005
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,423,294
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 765,949
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 953,883
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding , AG
Insured , 4% , 6/01/37 ............................................... 14,000,000 13,994,376
25,108,649
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 683,780
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 650,957
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 338,542
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.602% , 5/15/26 ..................................... 3,250,000 3,173,792
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,834,795
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,927,800
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,040,306
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,140,096
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,236,105
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,300,188
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,553,048
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,666,842
22,546,251
Kentucky 2.1%
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2024 , 5.25% , 4/01/49 ............................................... 3,250,000 3,281,194
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,404,816
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,464,780
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,515,333
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,038,155
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,032,205
Kentucky Municipal Energy Agency , Revenue , 2025 , AG Insured , 5% , 1/01/55 ...... 14,000,000 14,071,700
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,594,145
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,567,346
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,663,794
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,035,304
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , BAM Insured , 5% , 5/01/32 ................................... 2,000,000 2,105,595
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AG Insured , 5% , 10/01/31 5,500,000 5,611,389
42,385,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 3.0%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... $ 1,310,000 $ 1,324,515
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,011,730
Jefferson Sales Tax District , Revenue , 2019 B , AG Insured , 4% , 12/01/36 ......... 6,000,000 6,036,850
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AG Insured , 5% , 11/01/27 ...................... 3,500,000 3,513,961
Revenue , 2015 , Refunding , AG Insured , 5% , 11/01/29 ...................... 4,685,000 4,703,687
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,130,000 7,616,930
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 4,350,116 4,330,647
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,298,071
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,650,000 5,641,218
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,177
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,088
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,266
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,034,911
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,066,856
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,319,715
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,794,568
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,794,563
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,044,689
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,033,476
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,536,719
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,090,348
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,019,850
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,791,824
60,035,659
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,002,830
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,138,789
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,611,575
4,753,194
Maryland 3.3%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,030,311
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,020,315
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,137,221
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,314,767
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,049,033
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,795,092
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,844,959
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,360,011
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,833,762
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,859,298
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,092,304

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. $ 5,000,000 $ 4,616,918
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 392,197
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 271,809
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,871,360
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,679,605
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,035,920
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,402,827
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,959,203
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,559,026
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,617,017
65,742,955
Massachusetts 1.2%
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5% , 7/01/46 ............................... 7,630,000 7,865,207
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/47 ............................. 6,780,000 7,126,067
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 904,741
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,152,434
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,015,950
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AG Insured , 5% ,
10/01/33 ....................................................... 525,000 561,158
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,207,456
23,833,013
Michigan 1.4%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 4,445,000 4,496,880
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% ,
2/28/49 ......................................................... 5,375,000 5,502,033
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,100,000 5,318,013
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,816,394
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 142,772
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 2,904,306
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,771,941
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue,
Junior Lien , 2017 B , Refunding , 5% , 12/01/29 ............................ 1,980,000 2,047,632
27,999,971
Mississippi 0.5%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,302,588
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,745,000 1,695,857
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,002,439
10,000,884

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ $ 2,500,000 $ 2,398,353
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,255,847
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,784,502
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,196,314
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,586,643
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,202,516
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 1,966,205
27,390,380
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,265,278
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,490,232 1,366,757
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,600,000 2,535,520
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,750,000 1,717,478
Roseville Sustainable Energy Partner LLC , Revenue , 2024 D , 6.129% , 7/01/38 ... 4,080,000 4,105,335
9,725,090
New Jersey 1.7%
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2019 LLL , 5% , 6/15/39 ...................... 1,000,000 1,028,540
State of New Jersey , Revenue , 2022 A , 5% , 11/01/39 ....................... 16,000,000 16,670,469
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,052,508
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 932,861
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,114,637
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,095,000 2,048,115
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 975,000 943,052
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,129,765
33,919,947
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 472,159
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 713,765
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,482,920
12,668,844
New York 5.5%
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... 1,230,000 1,265,852
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 407,588
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 501,467
City of New York ,
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 4,930,768
GO , 2022 D-1 , 5.5% , 5/01/44 ......................................... 2,500,000 2,620,196
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,600,000 2,704,712

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... $ 7,000,000 $ 7,361,490
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,319,691
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,204,758
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,971,236
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,429,776
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 5,000,000 5,160,758
New York City Housing Development Corp. , Revenue , 2019 A-1 , Refunding , 4.15% ,
11/01/38 ........................................................ 1,825,000 1,787,498
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 2,500,000 2,275,612
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2024 CC-1 , 5.25% , 6/15/54 .......................................... 15,090,000 15,571,796
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,378,343
Future Tax Secured , Revenue , 2022 B-1 , 4% , 8/01/45 ...................... 5,000,000 4,394,144
Future Tax Secured , Revenue , 2022 F-1 , 5% , 2/01/42 ...................... 12,000,000 12,379,771
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 7,500,000 7,826,269
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,189,643
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,401
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/46 ................. 10,000,000 10,206,996
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2023 , 6% , 4/01/35 .......................... 4,275,000 4,638,060
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/42 .............................. 1,625,000 1,728,983
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/44 .............................. 1,000,000 1,052,256
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . 2,500,000 2,586,212
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,165,812
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,687,678
110,752,766
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 464,701
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 521,485
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 371,326
1,357,512
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,692,851
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,700,969
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,019,916
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,299,967
6,713,703
Ohio 1.7%
Columbus Metropolitan Housing Authority , Revenue , 2024 , 4% , 12/01/34 .......... 5,500,000 5,508,960
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,120,412
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,120,007
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,899,203
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AG
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 11,065,853

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... $ 905,000 $ 865,123
33,579,558
Oregon 1.3%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 3,863,702
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,315,928
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,360,426
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 425,498
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 152,513
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 341,383
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 636,632
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 284,385
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 1,000,000 764,284
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. 3,780,000 3,968,404
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................ 5,620,000 5,639,210
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,423,856
25,176,221
Pennsylvania 2.6%
Allegheny County Airport Authority ,
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,057,061
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,049,062
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,213,526
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,047,989
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 628,270
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 636,541
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 751,172
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 730,135
City of Philadelphia , Water & Wastewater , Revenue , 2023 B , Refunding , AG Insured ,
5.5% , 9/01/53 .................................................... 3,000,000 3,126,242
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,851,311
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,310,340
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,158,429
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,506,324
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,891,130
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,540,942
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AG Insured , 5% , 5/01/39 ........ 6,950,000 7,144,345
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,916,808
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 295,702

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. $ 2,000,000 $ 2,076,935
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,168,756
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,152,469
53,253,489
South Carolina 2.8%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 893,021
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,312,541
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 4,708,773
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 5,715,000 5,970,356
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,134,588
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,269,617
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 1,750,000 1,728,363
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 3,300,000 3,298,289
56,315,548
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,150,444
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,200,634
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,045,725
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,497,384
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 849,337
11,743,524
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,648,232
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,310,930
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,208,333
34,167,495
Texas 8.3%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 214,964
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 408,846
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 870,905
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,007,617
Central Texas Turnpike System , Revenue, Second Tier , 2024 C , Refunding , 5% ,
8/15/31 ......................................................... 2,000,000 2,226,505
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 334,916
City of Dallas , Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 1,000,000 1,039,424
City of Dallas Housing Finance Corp. , TX Illinois 2024 Ltd. , Revenue , 2025 A , FNMA
Insured , 5% , 3/01/44 ............................................... 2,850,000 2,819,013
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,006,698
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,000,824

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... $ 722,000 $ 707,800
c
City of Lavon , Special Assessment , 144A, 2025 , 6% , 9/15/54 .................. 1,304,000 1,307,259
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,302,447
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,501,114
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,270,479
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/41 .................................................... 3,850,000 3,953,606
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,275,000 3,142,047
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/44 .................................................. 4,450,000 4,552,866
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 2,250,000 2,299,732
Southwestern University , Revenue , 2022 , 4% , 8/15/42 ...................... 10,535,000 9,617,883
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,737,627
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 838,912
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 785,283
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 469,339
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 622,080
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 669,512
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 609,471
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 642,859
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 3,763,739
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 941,879
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 725,000 648,294
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 144,391
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 141,064
GO , 2024 , AG Insured , 4% , 9/01/39 .................................... 935,000 883,451
GO , 2024 , AG Insured , 4.25% , 9/01/43 .................................. 715,000 648,429
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 177,618
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 213,537
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 233,794
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 869,505
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,465,752
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,851,152 2,802,536
Lower Colorado River Authority ,
Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 ....................... 5,000,000 4,753,432
Revenue , 2024 , Refunding , 5% , 5/15/41 ................................. 3,025,000 3,137,511
North Texas Tollway Authority , Revenue, First Tier , A , Refunding , 4% , 1/01/33 ...... 5,000,000 5,032,800
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 9,992,492
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 573,969
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,108,346
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,687,759
Tarrant Regional Water District , City of Dallas Waterworks & Sewer System , Revenue ,
2025 , 4.25% , 9/01/55 ............................................... 13,865,000 12,131,989

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Terrell Independent School District ,
GO , 2025 , PSF Guaranty , 5.25% , 8/01/43 ............................... $ 2,600,000 $ 2,744,258
GO , 2025 , PSF Guaranty , 5.25% , 8/01/44 ............................... 3,000,000 3,158,261
GO , 2025 , PSF Guaranty , 5.25% , 8/01/45 ............................... 2,250,000 2,359,905
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,039,249
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,676,286
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,806,849
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 254,586
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 279,818
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 252,000 267,430
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 467,866
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 468,909
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,007,745
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,096,303
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 271,780
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 269,912
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 285,166
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 290,710
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 290,215
167,347,563
Utah 0.3%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AG Insured , 4% , 2/01/48 ...... 3,000,000 2,543,598
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/39 .............................................. 1,300,000 1,334,604
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/43 ........................................... 1,000,000 1,053,221
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.5% , 6/01/50 ............................................ 1,000,000 1,047,763
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 385,001
6,364,187
Virginia 0.9%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,732,188
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,547,654
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,030,000
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,122,443
17,432,285
Washington 3.3%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,995,601
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/35 ............ 5,000,000 5,031,215
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 8,817,909

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
King County Housing Authority ,
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. $ 500,000 $ 502,745
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,031,667
State of Washington , GO , 2024 A , 5% , 8/01/43 ............................. 10,000,000 10,348,884
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 2,000,000 1,842,156
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,421,415
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 1,938,248
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/31 .. 2,250,000 2,309,975
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/32 .. 1,605,000 1,637,286
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,419,632
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,238,646
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,729,140
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,354,667
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,035,788
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,029,558
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,015,039
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 394,416
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,030,318
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,975,897
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,544,683 6,180,000
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 910,379
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,202,885
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,145,959
66,539,425
Wisconsin 5.5%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,218,828
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 23,650,000 23,770,423
e
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 5,725,000 2,506,348
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 575,312
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,403,554
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 290,637
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 203,338
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 201,395
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,558,774
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,130,372
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,350,000 5,523,356
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,724,722
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,228,010
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 989,931

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ $ 800,000 $ 755,113
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,361,878
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,075,783
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 836,424
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 196,755
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 253,461
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 324,830
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 268,175
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 376,302
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 392,136
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 405,464
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,341,177
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/34 . 600,000 608,688
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/35 . 1,000,000 1,010,605
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/36 . 600,000 604,089
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/37 . 600,000 600,437
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 11,500,000 11,908,612
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,790,000 1,510,931
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,004,302
111,160,162
U.S. Territories 0.4%
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority ,
Revenue , 2017 A-1 , Refunding , 5% , 7/01/30 ............................. 5,185,000 5,400,566
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 505,000 460,769
5,861,335
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 463,472
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 588,637
1,052,109
Total U.S. Territories .................................................................... 6,913,444
Total Municipal Bonds (Cost $ 1,983,103,600 ) ...................................
1,948,521,073
Total Long Term Investments (Cost $ 2,005,563,225 ) .............................
1,967,548,906
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Missouri 0.8%
h
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.9% , 6/01/44 ......... $ 15,500,000 $ 15,500,000
New York 0.5%
h
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.85% ,
3/01/44 ......................................................... 10,100,000 10,100,000
Total Municipal Bonds (Cost $ 25,600,000 ) ......................................
25,600,000
Total Short Term Investments (Cost $ 25,600,000 ) ................................
25,600,000
a
Total Investments (Cost $ 2,031,163,225 ) 99.1% ..................................
$1,993,148,906
Other Assets, less Liabilities 0.9% .............................................
17,801,255
Net Assets 100.0% ...........................................................
$2,010,950,161
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $201,375,531, representing 10.0% of net assets.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.20 $10.03 $10.34 $10.56 $10.59
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.24 0.15 0.07 0.11
Net realized and unrealized gains (losses) 0.03 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations ........ 0.17 0.40 0.41 (0.18) (0.15) 0.08
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.13) (0.07) (0.11)
Net asset value, end of period .......... $10.36 $10.33 $10.20 $10.03 $10.34 $10.56
Total return
d
....................... 1.65% 4.00% 4.09% (1.75)% (1.39)% 0.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.84% 0.82% 0.86% 0.80% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65%
f
0.65%
f
0.65%
f
0.65%
f
0.64%
f
Net investment income ............... 2.73% 2.65% 2.34% 1.51% 0.70% 1.01%
Supplemental data
Net assets , end of period (000’s) ........ $331,343 $332,695 $331,917 $385,372 $345,670 $294,622
Portfolio turnover rate ................ 19.04% 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.34 $10.21 $10.04 $10.35 $10.57 $10.60
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.25 0.16 0.09 0.12
Net realized and unrealized gains (losses) 0.02 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations ........ 0.17 0.41 0.42 (0.17) (0.13) 0.09
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.25) (0.14) (0.09) (0.12)
Net asset value, end of period .......... $10.37 $10.34 $10.21 $10.04 $10.35 $10.57
Total return
d
....................... 1.70% 4.10% 4.19% (1.65)% (1.29)% 0.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.74% 0.72% 0.75% 0.70% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55%
f
0.55%
f
0.55%
f
0.55%
f
0.55%
f
Net investment income ............... 2.83% 2.75% 2.44% 1.55% 0.81% 1.14%
Supplemental data
Net assets , end of period (000’s) ........ $206,092 $221,207 $252,596 $305,208 $413,869 $468,057
Portfolio turnover rate ................ 19.04% 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.20 $10.03 $10.34 $10.56 $10.59
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.26 0.18 0.10 0.14
Net realized and unrealized gains (losses) 0.02 0.13 0.17 (0.33) (0.22) (0.03)
Total from investment operations ........ 0.18 0.43 0.43 (0.15) (0.12) 0.11
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.26) (0.16) (0.10) (0.14)
Net asset value, end of period .......... $10.36 $10.33 $10.20 $10.03 $10.34 $10.56
Total return
d
....................... 1.80% 4.30% 4.38% (1.48)% (1.12)% 1.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.58% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.37% 0.37%
f
0.37%
f
0.37%
f
0.37%
f
0.37%
f
Net investment income ............... 3.01% 2.93% 2.62% 1.74% 0.98% 1.30%
Supplemental data
Net assets , end of period (000’s) ........ $55,706 $57,065 $56,991 $68,248 $86,417 $70,227
Portfolio turnover rate ................ 19.04% 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.34 $10.20 $10.03 $10.35 $10.57 $10.60
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.26 0.16 0.10 0.13
Net realized and unrealized gains (losses) 0.02 0.14 0.17 (0.33) (0.22) (0.02)
Total from investment operations ........ 0.17 0.44 0.43 (0.17) (0.12) 0.11
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.26) (0.15) (0.10) (0.14)
Net asset value, end of period .......... $10.36 $10.34 $10.20 $10.03 $10.35 $10.57
Total return
d
....................... 1.68% 4.36% 4.35% (1.60)% (1.05)% 1.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.59% 0.57% 0.59% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40%
f
0.40%
f
0.40%
f
0.40%
f
0.40%
f
Net investment income ............... 2.98% 2.90% 2.60% 1.63% 0.95% 1.26%
Supplemental data
Net assets , end of period (000’s) ........ $285,698 $269,894 $265,437 $220,088 $542,557 $517,221
Portfolio turnover rate ................ 19.04% 20.89% 24.84% 29.88% 33.22% 19.85%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 2.2%
Capital Markets 2.2%
a
Franklin Municipal Green Bond ETF ..................................... 860,000 $ 19,715,586
Total Management Investment Companies (Cost $ 21,583,650 ) ....................
19,715,586
Principal
Amount
a a a a
Corporate Bonds 0.0%
†
Electric Utilities 0.0%
†
b ,c
AES Puerto Rico LP , 144A, 12.5% , 3/04/26 ................................ $ 121,526 121,526
Total Corporate Bonds (Cost $ 120,500 ) ........................................
121,526
Municipal Bonds 91.1%
Alabama 6.5%
d
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,008,297
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,052,133
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,174,408
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,795,263
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.785% , 2/01/29 .............. 5,000,000 5,102,158
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,116,957
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,697,437
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,766,377
d
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,660,047
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,860,589
d
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... 1,575,000 1,650,977
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,052,227
56,936,870
Arizona 1.5%
Arizona Industrial Development Authority , Equitable School Revolving Fund LLC
Obligated Group , Revenue , 2020 A , 4% , 11/01/25 ......................... 1,000,000 1,002,172
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 11,630,000 12,215,318
13,217,490
Arkansas 0.2%
Arkansas Development Finance Authority ,
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 752,319
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 831,195
1,583,514
California 4.8%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 853,533
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 328,173
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 407,717
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 383,356
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 482,490
d
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,465,208
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,451,310
d
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,334,211

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ $ 1,000,000 $ 1,021,588
City of Los Angeles , Revenue , 2025 , 5% , 6/25/26 ........................... 7,500,000 7,681,298
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 875,000 772,614
e
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.447% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,203,714
Los Angeles Department of Water & Power , Power System , Revenue , 2025 A ,
Refunding , 5% , 7/01/28 ............................................. 4,000,000 4,213,858
42,599,070
Colorado 2.0%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 975,609
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,759,858
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,245,569
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 4,250,000 4,484,855
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 2,922,849
17,388,740
Delaware 0.6%
d
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,986,344
Florida 4.8%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 1,140,000 1,142,936
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 503,664
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 228,422
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... 4,650,000 4,860,858
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 308,499
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 325,000 328,963
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 109,784
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 350,535
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,002,026
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,936,293
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 11,067,667
Ibis Landing Community Development District , Special Assessment , 2025 , 4.7% ,
6/15/35 ......................................................... 465,000 468,804
Jacksonville Transportation Authority , Revenue, Senior Lien , 2020 , 5% , 8/01/26 ..... 1,940,000 1,984,442
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 408,361
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 224,577
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 245,663
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 716,626

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District ,
f
Special Assessment , 2025 , 5% , 5/01/30 ................................. $ 1,425,000 $ 1,478,350
Special Assessment , 2025 , 4.6% , 5/01/35 ............................... 440,000 438,907
Assessments , Special Assessment , 2024 , 4.625% , 5/01/31 .................. 130,000 132,441
c,d
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 4,006,194
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,025,329
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 101,207
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 200,000 203,438
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 223,731
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 300,000 302,875
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 342,631
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 186,844
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/26 ..................................... 220,000 218,868
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 488,621
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 168,352
c,d
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 1,001,734
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 165,101
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 164,746
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 740,000 744,767
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 240,000 237,478
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 625,000 672,405
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ 800,000 879,127
42,071,266
Georgia 4.5%
City of Atlanta ,
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 306,449
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 230,638
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 300,000 315,721
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 400,000 430,626
d
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,015,990
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,775,923
d
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,948,818
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,514,026
Development Authority of Rockdale County , Revenue , 2025 A-1 , Refunding , 5.375% ,
12/01/36 ........................................................ 460,000 462,342

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
d
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ $ 3,250,000 $ 3,298,725
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,558,098
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,990,784
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,254,397
Private Colleges & Universities Authority , Mercer University , Revenue , 2021 ,
Refunding , 5% , 10/01/25 ............................................ 425,000 425,739
39,528,276
Hawaii 1.4%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,446,546
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,942,539
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,728,283
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,478,001
12,595,369
Illinois 4.7%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 503,803
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 567,479
City of Chicago ,
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,213,549
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,049,873
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,418,897
City of Moline , GO , 2021 C , AG Insured , 1.439% , 12/01/25 .................... 925,000 918,759
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 922,380
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 525,809
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,074,736
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,091,574
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 343,879
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 412,120
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 418,736
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 901,503 45,075
d,h
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.238% , 9/01/25 ................................................. 5,070,000 5,067,640
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,253
Sangamon County School District No. 186 Springfield , GO , 2020 C , AG Insured , 5% ,
6/01/36 ......................................................... 1,485,000 1,561,722
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 774,531
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,095,358
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,273,879
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 400,175
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 658,987
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 405,266
f
GO , 2025 A , 4.1% , 9/01/26 ........................................... 8,200,000 8,198,295
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,533,717
41,066,492
Indiana 1.3%
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 998,590
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... 785,000 828,475

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... $ 875,000 $ 924,749
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 970,889
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,016,968
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,064,384
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 556,535
d
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,055,255
11,415,845
Iowa 1.9%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,029,465
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AG Insured , 3% , 6/01/29 ................................ 9,300,000 9,318,666
Iowa Finance Authority ,
d
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.602% , 5/15/26 ..................................... 1,500,000 1,464,827
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 640,000 673,264
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,455,303
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,143,188
17,084,713
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,649,645
Kentucky 4.3%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,283,596
d
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,532,038
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,155,632
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,220,586
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,292,613
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,348,712
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,193,264
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,347,433
d
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.121% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 14,122,453
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,450,918
37,947,245
Louisiana 2.2%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 458,001
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 625,332
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 582,838
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AG Insured , 5% ,
11/01/25 ........................................................ 2,400,000 2,409,373
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,372,782 1,396,243
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,522,969

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... $ 250,000 $ 250,350
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 B , Refunding , 5% ,
5/15/30 ........................................................ 4,000,000 4,371,951
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 5,045,605
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.552% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,875,000 2,868,999
19,531,661
Maine 0.1%
Maine Governmental Facilities Authority ,
State of Maine , Revenue , 2025 A , 5% , 10/01/26 ........................... 700,000 719,475
State of Maine , Revenue , 2025 A , 5% , 10/01/27 ........................... 600,000 631,568
1,351,043
Maryland 2.0%
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,098,291
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,244,630
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ...................... 30,000 30,739
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,041,260
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,242,166
17,657,086
Massachusetts 1.6%
City of Quincy , GO , 2025 , 5% , 7/24/26 .................................... 4,000,000 4,089,768
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,007,250
14,097,018
Michigan 2.0%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. 950,000 982,286
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,323,235
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,126,570
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,057,278
d
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,645,206
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,070,600
17,205,175
Minnesota 1.8%
d
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,537,931
Minnesota Health & Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/26 ................................................ 1,000,000 1,024,904
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/27 ................................................ 1,000,000 1,049,075
d
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.921% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 8,003,471
15,615,381

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.3%
d
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ $ 2,500,000 $ 2,427,407
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,036,871
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 407,489
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 673,305
6,117,665
Montana 0.1%
d
Montana Board of Housing , Aspen Village Housing Partners LP , Revenue , 2025 ,
Mandatory Put , 2.9% , 12/01/26 ....................................... 1,000,000 999,891
Nevada 0.4%
d
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,586,432
New Hampshire 0.3%
e
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 993,488 911,172
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 1,500,000 1,577,098
2,488,270
New Jersey 7.8%
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 4,000,000 4,037,835
County of Morris , GO , 2021 , 2% , 2/01/26 ................................. 4,215,000 4,201,093
Garden State Preservation Trust , Revenue , 2005 A , AG Insured , 5.75% , 11/01/28 ... 20,560,000 21,640,356
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 1,000,000 1,014,176
Jersey City Redevelopment Agency , Revenue , 2024 A , Refunding , 4.5% , 12/11/25 .. 3,500,000 3,513,991
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,325,399
d
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,832,487
State of New Jersey , Revenue , 2022 A , 5% , 11/01/25 ....................... 1,000,000 1,003,822
i
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 2.68%, 12/15/26 ....... 10,000,000 9,664,033
State of New Jersey , Revenue , 2006 C , BHAC Insured , 2.66%, 12/15/27 ........ 11,110,000 10,462,588
68,695,780
New Mexico 3.1%
d
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,132,470
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,233,254
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,072,097
d
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,723,816
d
New Mexico Mortgage Finance Authority , JLG NM SAF 2023 LLLP , Revenue , 2023 ,
Mandatory Put , 3.73% , 12/01/25 ...................................... 4,100,000 4,105,639
27,267,276
New York 5.0%
County of Suffolk , GO , 2018 B , AG Insured , 4% , 10/15/28 ..................... 4,205,000 4,279,378
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 . 3,980,000 3,997,593
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/26 ........................ 3,000,000 3,052,617

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2025 F-1 , Refunding , 5% , 11/01/33 ............. $ 2,000,000 $ 2,258,896
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 729,881
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 .................... 3,000,000 3,006,931
d
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 2,825,000 2,809,386
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,036,747
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,252,956
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 502,345
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,212,464
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 2,000,000 2,129,853
JFK NTO LLC , Revenue , 2025 , AG Insured , 5.5% , 6/30/38 ................... 1,600,000 1,723,966
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/39 ............................ 2,100,000 2,205,225
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,638,407
43,836,645
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,001,171
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 864,876
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,086,067
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,582,993
6,535,107
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,408,117
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,762,616
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,750,723
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 389,938
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 412,608
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 497,009
7,221,011
Ohio 2.7%
American Municipal Power, Inc. , City of Wapakoneta , Revenue , 2025 , 4% , 6/17/26 .. 1,555,000 1,568,224
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,475,223
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,037,336
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... 3,500,000 3,494,482
d
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,641,096
Ohio Housing Finance Agency ,
c
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,708,295
d
At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% , 5/01/28 ................. 1,200,000 1,214,198
c
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,021,549
Youngstown State University ,
Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/25 ...................... 580,000 582,548
Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/26 ...................... 850,000 867,914
23,610,865

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.6%
d
State of Oregon Housing & Community Services Department , Hollywood Hub LP ,
Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ........................... $ 5,000,000 $ 5,118,753
Pennsylvania 3.7%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,500,286
Allegheny County Airport Authority , Revenue , 2023 A , AG Insured , 5.25% , 1/01/36 ... 1,000,000 1,081,112
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 504,338
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 607,240
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,294,980
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 5,005,519
d
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,117,704
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,286,643
d
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/32 8,200,000 8,868,598
d
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,876,114
Pennsylvania Housing Finance Agency ,
Revenue , 2025-149 A , 5% , 4/01/27 .................................... 300,000 310,738
Revenue , 2025-149 A , Refunding , 5% , 10/01/27 ........................... 300,000 313,914
Philadelphia Gas Works Co. , Revenue , 16th A , AG Insured , 5% , 8/01/26 .......... 600,000 614,239
32,381,425
Rhode Island 0.1%
City of Providence , GO , 2021 A , Refunding , 5% , 1/15/26 ...................... 500,000 503,896
South Carolina 1.4%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 320,000 312,769
d
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,767,994
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 695,512
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 554,631
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 539,769
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 603,761
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 747,116
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,091,928
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 809,654
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 1,500,000 1,499,222
12,622,356
Tennessee 3.6%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. 6,670,000 7,537,339
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,528,000
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 351,018
d
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 15,115,075
31,531,432
Texas 5.9%
d
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 8,500,000 8,575,384

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
i
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
2.65%, 8/15/27 ................................................... $ 3,280,000 $ 3,116,671
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 190,000 190,795
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,031,950
c
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 700,000 702,591
c
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 4.75% , 9/15/35 ............................... 295,000 297,150
City of Pflugerville , GO , 2025 , 5% , 8/01/26 ................................ 1,685,000 1,722,983
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27 10,415,000 10,515,632
County of Hidalgo ,
GO , 2025 , Refunding , 5% , 8/15/26 ..................................... 1,150,000 1,176,742
GO , 2025 , Refunding , 5% , 8/15/27 ..................................... 400,000 418,916
Forney Independent School District ,
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/26 ......................... 600,000 614,810
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 ......................... 1,600,000 1,678,791
Hays Consolidated Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/26 1,125,000 1,138,194
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 145,000
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 146,467
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 147,976
GO , 2024 , AG Insured , 5% , 9/01/29 .................................... 385,000 401,409
GO , 2024 , AG Insured , 5% , 9/01/33 .................................... 470,000 502,757
San Antonio Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% ,
8/15/26 ......................................................... 2,875,000 2,944,869
Sherman Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/26 ...... 2,360,000 2,387,679
d
Tarrant County Cultural Education Facilities Finance Corp. , Texas Health Resources
Obligated Group , Revenue , 2025 B , Refunding , Mandatory Put , 5% , 11/15/29 .... 7,250,000 7,856,294
d
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,335,089
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 115,440
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 607,926
Westside 211 Special Improvement District , GO, Sub. Lien , 2021 , 2% , 8/15/27 ..... 280,000 271,423
52,042,938
Utah 0.5%
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/26 .............................................. 575,000 585,395
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. 1,130,000 1,204,267
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/26 .............................................. 1,330,000 1,351,857
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 350,000 363,435
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 470,000 498,960
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 545,000 588,800
4,592,714
Virgin Islands 0.2%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 816,801

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virgin Islands (continued)
Virgin Islands Transportation & Infrastructure Corp., (continued)
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. $ 640,000 $ 666,899
1,483,700
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 184,328
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,794,736
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 229,652
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 233,742
2,442,458
Washington 1.4%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,800,552
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,167,754
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,564,379
Vancouver Housing Authority ,
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,662,496
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,492,425
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,077,750
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 306,207
c
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 541,379
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 812,997
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,085,576
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 410,000 427,608
11,939,123
West Virginia 0.1%
d
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 992,039
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,145,000 2,155,922
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,912
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,285,000 2,359,040
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 285,048
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 301,161
Wisconsin Health & Educational Facilities Authority ,
Hospital Sisters Services Obligated Group , Revenue , 2025 A , Refunding , 5% ,
8/15/28 ........................................................ 1,000,000 1,066,312
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 344,963
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,494
Sanford Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .................... 5,000,000 5,363,015

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... $ 675,000 $ 675,024
13,060,891
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 560,580
U.S. Territories 1.4%
District of Columbia 1.3%
d
District of Columbia , Georgetown University (The) , Revenue , 2025 A , Refunding ,
Mandatory Put , 5% , 4/03/35 .......................................... 3,250,000 3,534,042
d
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,593,227
Metropolitan Washington Airports Authority , Aviation , Revenue , 2025 A , Refunding , 5% ,
10/01/26 ........................................................ 1,145,000 1,171,541
11,298,810
Guam 0.1%
Guam Government Waterworks Authority , Water And Wastewater System , Revenue ,
2025 A , 5% , 7/01/32 ................................................ 640,000 703,171
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 ,
Refunding , 5% , 7/01/27 ............................................. 450,000 463,472
Total U.S. Territories .................................................................... 12,465,453
Total Municipal Bonds (Cost $ 795,862,300 ) .....................................
800,052,350
Total Long Term Investments (Cost $ 817,566,450 ) ...............................
819,889,462
a
a a a a
Short Term Investments 6.6%
Municipal Bonds 6.6%
Georgia 0.7%
j
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.9% , 4/01/47 ................ 6,400,000 6,400,000
Kentucky 0.0%
†
j
City of Berea , Berea College , Revenue , 2002 A , Daily VRDN and Put , 3.88% , 6/01/32
100,000 100,000
Minnesota 3.4%
j
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3.95% , 11/15/48 ..... 2,100,000 2,100,000
j
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 3.1% , 11/15/64 ............................................. 27,510,000 27,510,000
29,610,000
Missouri 1.5%
j
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.9% ,
6/01/44 ........................................................ 12,000,000 12,000,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 3.75% , 3/01/40 .............................................. 1,300,000 1,300,000
13,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.6%
j
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.85% ,
3/01/44 ......................................................... $ 5,000,000 $ 5,000,000
Ohio 0.1%
j
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.95% , 8/15/51 .......... 1,000,000 1,000,000
Oregon 0.3%
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.8% , 8/01/34 ............. 2,890,000 2,890,000
Total Municipal Bonds (Cost $ 58,300,000 ) ......................................
58,300,000
Total Short Term Investments (Cost $ 58,300,000 ) ................................
58,300,000
a
Total Investments (Cost $ 875,866,450 ) 99.9% ...................................
$878,189,462
Other Assets, less Liabilities 0.1% .............................................
649,623
Net Assets 100.0% ...........................................................
$878,839,085
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $60,694,068, representing 6.9% of net assets.
d
The maturity date shown represents the mandatory put date.
e
The coupon rate shown represents the rate at period end.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
The rate shown represents the yield at period end.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.68 $10.40 $11.57 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.29 0.28 0.26 0.30
Net realized and unrealized gains (losses) (0.45) 0.01 0.28 (1.17) (0.34) (0.29)
Total from investment operations ........ (0.29) 0.31 0.57 (0.89) (0.08) 0.01
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.28) (0.26) (0.29)
Net asset value, end of period .......... $10.24 $10.69 $10.68 $10.40 $11.57 $11.91
Total return
d
....................... (2.64)% 2.91% 5.55% (7.71)% (0.71)% 0.14%
Ratios to average net assets
e
Expenses ......................... 0.90%
f
0.90%
f,g
0.89%
g
0.88%
g
0.86%
g
0.85%
g
Net investment income ............... 3.06% 2.76% 2.76% 2.65% 2.20% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $65,444 $74,081 $76,014 $76,312 $92,129 $77,256
Portfolio turnover rate ................ 6.60% 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.68 $10.40 $11.57 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.30 0.30 0.28 0.32
Net realized and unrealized gains (losses) (0.46) 0.01 0.28 (1.18) (0.34) (0.29)
Total from investment operations ........ (0.29) 0.32 0.58 (0.88) (0.06) 0.03
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.29) (0.28) (0.31)
Net asset value, end of period .......... $10.24 $10.69 $10.68 $10.40 $11.57 $11.91
Total return
d
....................... (2.67)% 3.07% 5.71% (7.57)% (0.56)% 0.29%
Ratios to average net assets
e
Expenses ......................... 0.75%
f
0.75%
f,g
0.74%
g
0.73%
g
0.71%
g
0.71%
g
Net investment income ............... 3.21% 2.91% 2.91% 2.79% 2.36% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $136,545 $152,912 $172,564 $189,496 $249,763 $274,232
Portfolio turnover rate ................ 6.60% 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $10.85 $10.56 $11.75 $12.09 $12.38
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.24 0.24 0.22 0.25
Net realized and unrealized gains (losses) (0.45) (—)
d
0.29 (1.20) (0.35) (0.29)
Total from investment operations ........ (0.31) 0.25 0.53 (0.96) (0.13) (0.04)
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.24) (0.23) (0.21) (0.25)
Net asset value, end of period .......... $10.40 $10.85 $10.85 $10.56 $11.75 $12.09
Total return
e
....................... (2.90)% 2.36% 5.14% (8.14)% (1.10)% (0.34)%
Ratios to average net assets
f
Expenses ......................... 1.29%
g
1.29%
g,h
1.28%
h
1.27%
h
1.25%
h
1.25%
h
Net investment income ............... 2.60% 2.31% 2.30% 2.19% 1.79% 2.08%
Supplemental data
Net assets, end of period (000’s) ........ $7,749 $9,589 $14,486 $19,610 $28,904 $45,512
Portfolio turnover rate ................ 6.60% 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.69 $10.40 $11.57 $11.91 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.32 0.31 0.30 0.33
Net realized and unrealized gains (losses) (0.44) (—)
d
0.29 (1.17) (0.34) (0.29)
Total from investment operations ........ (0.27) 0.33 0.61 (0.86) (0.04) 0.04
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.32) (0.31) (0.30) (0.33)
Net asset value, end of period .......... $10.25 $10.69 $10.69 $10.40 $11.57 $11.91
Total return
e
....................... (2.50)% 3.11% 5.95% (7.44)% (0.42)% 0.35%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.61% 0.59% 0.57% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.61% 0.61%
g,h
0.61%
g
0.59%
g,h
0.57%
g,h
0.56%
g
Net investment income ............... 3.35% 3.05% 3.04% 2.92% 2.49% 2.73%
Supplemental data
Net assets, end of period (000’s) ........ $12,522 $12,203 $11,082 $10,366 $17,047 $13,813
Portfolio turnover rate ................ 6.60% 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.69 $10.40 $11.57 $11.92 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.31 0.31 0.29 0.33
Net realized and unrealized gains (losses) (0.44) (—)
d
0.29 (1.18) (0.35) (0.29)
Total from investment operations ........ (0.27) 0.32 0.60 (0.87) (0.06) 0.04
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.31) (0.30) (0.29) (0.32)
Net asset value, end of period .......... $10.25 $10.69 $10.69 $10.40 $11.57 $11.92
Total return
e
....................... (2.52)% 3.07% 5.91% (7.48)% (0.46)% 0.31%
Ratios to average net assets
f
Expenses ......................... 0.65%
g
0.65%
h
0.64%
h
0.63%
h
0.61%
h
0.61%
h
Net investment income ............... 3.31% 3.01% 3.01% 2.88% 2.46% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $45,788 $48,251 $46,388 $48,473 $72,069 $68,009
Portfolio turnover rate ................ 6.60% 14.81% 9.84% 15.85% 22.60% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 902,693
Total Corporate Bonds (Cost $ 900,000 ) ........................................
902,693
Municipal Bonds 97.2%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,089,536
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,222,330
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 476,924
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,950,000 2,461,740
5,160,994
Georgia 90.7%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC , Revenue , 2017 , Refunding , 4% ,
6/15/40 ........................................................ 3,500,000 3,334,787
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,780,409
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,065,934
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 342,602
Atlanta Development Authority (The) , Tuff Yamacraw LLC , Revenue , 2005 A ,
Refunding , AMBAC Insured , 5% , 1/01/26 ................................ 2,555,000 2,569,002
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,288,228
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AG Insured ,
4% , 3/01/43 ...................................................... 3,000,000 2,775,740
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,105,825
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,582,525
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,267,555
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,056,588
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 3,000,000 3,073,676
Airport Passenger Facility Charge , Revenue , 2025 B , Refunding , 5.5% , 7/01/50 ... 3,000,000 3,131,024
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,553,087
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,063,760
Water & Wastewater , Revenue , 2001 A , AG, NATL RE Insured , 5.5% , 11/01/27 .... 3,145,000 3,257,398
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,384,873
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,098,547
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 ....... 4,000,000 4,004,254
City of Dalton , GO , 2018 , 5% , 2/01/48 .................................... 3,000,000 3,011,695
City of Valdosta , Water & Sewer , Revenue , 2024 , AG Insured , 4% , 10/01/51 ....... 3,000,000 2,558,993
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,448,257
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,356,980
Cobb-Marietta Coliseum & Exhibit Hall Authority , County of Cobb , Revenue , 2025 ,
5.5% , 10/01/50 ................................................... 1,000,000 1,048,280
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,015,035
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ 610,000 621,204

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AG Insured , 5% ,
10/01/35 ........................................................ $ 4,000,000 $ 4,037,309
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. 5,000,000 3,662,761
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 631,030
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 729,091
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,023,955
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,763,161
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,344,539
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 330,279
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 503,777
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 1,850,493
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,774,101
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,015,422
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,840,375
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,199,826
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,469,761
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,193,629
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 4,865,859
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,701,349
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,085,000 2,095,617
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 8,155,000 3,570,178
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 905,428
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,032,547
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,821,558
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,014,699
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,056,193
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,582,483
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,094,956
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,062,185
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,405,000 3,679,927
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 1,145,000 986,367
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,057,875
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,826,843
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 ............. 5,000,000 5,073,739
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/25 ...................................... 2,500,000 2,502,029
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,230,786
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,060,750
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,029,679
b,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 5,996,314

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
d
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ $ 5,000,000 $ 5,294,811
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,127,198
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,142,075
d
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... 2,000,000 2,141,286
d
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 2,505,000 2,677,015
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,843,385
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AG Insured , 4% , 1/01/44 .............................. 5,000,000 4,549,071
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,459,452
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 750,000 718,366
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 508,395
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 508,756
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/46 ..... 330,000 287,945
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/51 ..... 425,000 354,854
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 2,000,000 2,033,598
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,000,128
Emory University , Revenue , 2025 A , Refunding , 5.25% , 9/01/45 ............... 2,000,000 2,098,424
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 4,455,132
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,565,680
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 8,788,668
Sinclair Water Authority , Revenue , 2019 , Refunding , AG Insured , 5% , 4/01/48 ...... 2,000,000 2,005,431
Upper Oconee Basin Water Authority ,
Revenue , 2024 , 5% , 7/01/49 ......................................... 3,000,000 3,064,237
Revenue , 2024 , 5% , 7/01/55 ......................................... 1,000,000 1,016,356
243,053,391
Illinois 1.0%
State of Illinois , GO , 2024 C , 4% , 10/01/38 ................................ 3,000,000 2,721,107
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,246,059
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 .......... 100,000 80,913
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 398,277
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,075,037
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 746,406
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 690,010
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,300,000 1,347,423
2,037,433

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 560,000 $ 559,658
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 2,000,000 1,834,516
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 480,000 424,045
2,818,219
Total U.S. Territories .................................................................... 2,818,219
Total Municipal Bonds (Cost $ 281,205,067 ) .....................................
260,427,372
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 28,829
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
28,829
Total Long Term Investments (Cost $ 282,105,067 ) ...............................
261,358,894
a
a a a a
Short Term Investments 2.0%
Principal
Amount
Municipal Bonds 2.0%
Georgia 2.0%
f
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.9% , 4/01/47 ................ 5,400,000 5,400,000
Total Municipal Bonds (Cost $ 5,400,000 ) .......................................
5,400,000
Total Short Term Investments (Cost $ 5,400,000 ) .................................
5,400,000
a
Total Investments (Cost $ 287,505,067 ) 99.5% ...................................
$266,758,894
Other Assets, less Liabilities 0.5% .............................................
1,289,481
Net Assets 100.0% ...........................................................
$268,048,375
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $13,192,131, representing 4.9% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Non-income producing.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.06 $8.84 $8.68 $10.05 $10.29 $10.46
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.40 0.38 0.36 0.40
Net realized and unrealized gains (losses) (0.48) 0.21 0.15 (1.40) (0.24) (0.19)
Total from investment operations ........ (0.27) 0.61 0.55 (1.02) 0.12 0.21
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.39) (0.35) (0.36) (0.38)
Net asset value, end of period .......... $8.59 $9.06 $8.84 $8.68 $10.05 $10.29
Total return
d
....................... (2.96)% 7.09% 6.59% (10.15)% 1.07% 2.15%
Ratios to average net assets
e
Expenses ......................... 0.80% 0.79%
f,g
0.83%
f,g
0.91%
f
0.80%
f,g
0.79%
f
Net investment income ............... 4.72% 4.49% 4.62% 4.20% 3.49% 3.97%
Supplemental data
Net assets , end of period (000’s) ........ $1,518,708 $1,600,757 $1,452,358 $1,390,633 $1,559,216 $1,177,730
Portfolio turnover rate ................ 7.22% 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.05 $8.84 $8.67 $10.04 $10.28 $10.45
Income from investment operations
b
:
Net investment income
c
............. 0.22 0.42 0.41 0.39 0.38 0.42
Net realized and unrealized gains (losses) (0.48) 0.20 0.17 (1.39) (0.24) (0.20)
Total from investment operations ........ (0.26) 0.62 0.58 (1.00) 0.14 0.22
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.41) (0.37) (0.38) (0.39)
Net asset value, end of period .......... $8.58 $9.05 $8.84 $8.67 $10.04 $10.28
Total return
d
....................... (2.89)% 7.13% 6.88% (10.02)% 1.22% 2.30%
Ratios to average net assets
e
Expenses ......................... 0.65% 0.64%
f,g
0.68%
f,g
0.75%
f
0.65%
f,g
0.65%
f
Net investment income ............... 4.87% 4.64% 4.77% 4.35% 3.65% 4.14%
Supplemental data
Net assets , end of period (000’s) ........ $1,986,027 $2,191,612 $2,349,443 $2,577,670 $3,518,033 $3,756,501
Portfolio turnover rate ................ 7.22% 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.24 $9.02 $8.84 $10.24 $10.49 $10.66
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.36 0.34 0.32 0.36
Net realized and unrealized gains (losses) (0.49) 0.22 0.18 (1.42) (0.25) (0.19)
Total from investment operations ........ (0.30) 0.58 0.54 (1.08) 0.07 0.17
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.36) (0.32) (0.32) (0.34)
Net asset value, end of period .......... $8.76 $9.24 $9.02 $8.84 $10.24 $10.49
Total return
d
....................... (3.32)% 6.51% 6.15% (10.52)% 0.54% 1.71%
Ratios to average net assets
e
Expenses ......................... 1.19% 1.18%
f,g
1.21%
f,g
1.29%
f
1.19%
f,g
1.19%
f
Net investment income ............... 4.22% 3.99% 4.12% 3.71% 3.03% 3.53%
Supplemental data
Net assets , end of period (000’s) ........ $99,115 $116,587 $137,544 $175,131 $262,313 $359,050
Portfolio turnover rate ................ 7.22% 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.10 $8.88 $8.71 $10.09 $10.33 $10.50
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.43 0.42 0.40 0.40 0.43
Net realized and unrealized gains (losses) (0.48) 0.21 0.17 (1.40) (0.25) (0.19)
Total from investment operations ........ (0.27) 0.64 0.59 (1.00) 0.15 0.24
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.42) (0.38) (0.39) (0.41)
Net asset value, end of period .......... $8.62 $9.10 $8.88 $8.71 $10.09 $10.33
Total return
d
....................... (2.92)% 7.37% 6.99% (9.94)% 1.36% 2.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.50% 0.53% 0.62% 0.51% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50%
f,g
0.53%
f,g
0.61%
f
0.51%
f,g
0.50%
f
Net investment income ............... 4.99% 4.76% 4.88% 4.48% 3.77% 4.25%
Supplemental data
Net assets , end of period (000’s) ........ $195,182 $205,197 $174,493 $181,286 $228,725 $157,328
Portfolio turnover rate ................ 7.22% 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.09 $8.88 $8.71 $10.08 $10.33 $10.50
Income from investment operations
b
:
Net investment income
c
............. 0.22 0.42 0.42 0.40 0.39 0.43
Net realized and unrealized gains (losses) (0.48) 0.21 0.16 (1.39) (0.25) (0.20)
Total from investment operations ........ (0.26) 0.63 0.58 (0.99) 0.14 0.23
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.41) (0.38) (0.39) (0.40)
Net asset value, end of period .......... $8.62 $9.09 $8.88 $8.71 $10.08 $10.33
Total return
d
....................... (2.83)% 7.21% 6.95% (9.89)% 1.22% 2.39%
Ratios to average net assets
e
Expenses ......................... 0.55% 0.54%
f,g
0.57%
f,g
0.65%
f
0.55%
f,g
0.54%
f
Net investment income ............... 4.95% 4.72% 4.85% 4.42% 3.73% 4.22%
Supplemental data
Net assets , end of period (000’s) ........ $779,998 $828,084 $780,675 $846,496 $1,284,270 $1,229,100
Portfolio turnover rate ................ 7.22% 14.31% 14.74% 23.04% 18.70% 38.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.3%
Capital Markets 3.3%
iShares National Muni Bond ETF ........................................ 450,000 47,007,000
Vanguard Tax-Exempt Bond Index ETF ................................... 2,150,000 105,371,500
152,378,500
Total Management Investment Companies (Cost $ 155,926,230 ) ...................
152,378,500
Principal
Amount
a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
84,910,000 83,631,086
Electric Utilities 0.4%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 15,161,683
Total Corporate Bonds (Cost $ 133,756,163 ) .....................................
121,030,619
Municipal Bonds 93.3%
Alabama 0.4%
e
Black Belt Energy Gas District , Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ... 1,000,000 1,058,478
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 674,924
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 294,339
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 569,280
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,759,383
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 2,400,000 1,965,846
c
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 230,435
c
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 490,357
e
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... 10,000,000 10,482,392
17,525,434

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.1%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... $ 3,141,519 $ 2,407,112
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,092,799
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,170,334
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,010,699
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,103,935
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,010,332
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 8,800,000 9,242,889
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 11,989,433
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 4,793,572
f
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 0.587%,
10/01/56 ....................................................... 18,880,000 14,582,378
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,380,328
f
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 0.644%,
10/01/56 ....................................................... 2,327,000 2,242,501
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 242,839
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,406,416
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,154,393
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,766,725
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 3,967,575
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 6,851,680
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,579,575
97,995,515
Arkansas 0.5%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,461,460
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 2,914,221
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,604,248
20,979,929
California 19.2%
f
Alvord Unified School District , GO , 2011 B , AG Insured , 5.09%, 8/01/41 ........... 30,750,000 13,960,937
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 466,684
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 14,330,295
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 5,857,134
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,697,720
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 16,550,000 14,733,581
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 11,985,000 10,511,253
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 12,046,714
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 19,890,000 16,163,095
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,730,000 13,208,992
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 16,221,553
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,761,296
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 17,526,692

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c,e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ $ 23,600,000 $ 21,701,106
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 16,864,696
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 4,570,754
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,594,924
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,239,178
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,965,000 3,896,687
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,279,530
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,537,417
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,167,494
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 8,669,974
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 30,500,000 25,574,735
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,378,960
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 25,101,652
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 27,280,000 24,087,904
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,305,000 8,911,514
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,169,883
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 10,361,769
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 12,448,999
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,381,825
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,798,567
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,731,041
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 19,925,000 17,820,619
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 4,701,944
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 10,423,112
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 22,790,000 24,146,949
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 23,912,130
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 23,772,650
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 5.625% ,
8/01/34 ........................................................ 2,500,000 2,713,713
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.72%,
8/01/28 ........................................................ 1,500,000 1,387,113
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3%, 8/01/30 1,250,000 1,081,037
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.2%,
8/01/31 ........................................................ 1,250,000 1,037,280
f
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 3.57%, 6/01/32 ............................ 4,000,000 3,156,910
Revenue, Senior Lien , 2013 B , 3.72%, 6/01/33 ............................ 5,500,000 4,144,325
Revenue, Senior Lien , 2013 B , 4.83%, 6/01/41 ............................ 5,000,000 2,378,597
Revenue, Senior Lien , 2013 B , 4.96%, 6/01/42 ............................ 7,000,000 3,111,813

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
San Diego Unified School District ,
GO , 2012 E , 5.105%, 7/01/42 ......................................... $ 44,565,000 $ 34,198,539
GO , 2012 E , 5.422%, 7/01/47 ......................................... 33,305,000 24,968,725
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 43,151,468
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 43,352,439
f
Revenue, Junior Lien , ETM, 2.19%, 1/01/26 .............................. 55,000,000 54,596,448
f
Revenue, Junior Lien , ETM, 2.17%, 1/01/27 .............................. 125,100,000 121,554,028
f
San Mateo Foster City School District , GO , A , 5.562%, 8/01/42 ................. 40,000,000 42,792,356
f
San Mateo Union High School District , GO , 2011 A , 6.34%, 9/01/41 .............. 20,000,000 20,414,030
f
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 8.12%, 6/01/56 ... 60,000,000 5,443,014
878,214,239
Colorado 5.0%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,032,643
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 6,871,189
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,250,000 4,713,323
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,720,000 4,104,632
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,070,000 1,893,858
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,448,357
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........ 2,400,000 2,151,909
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 622,509
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 441,781
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 702,215
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 .. 2,840,000 2,639,949
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,584,987
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,179,966
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,435,923
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,195,476
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,371,954
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,217,807
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 1,940,965
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 4,756,796
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 6,990,574
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,579,000 6,584,142
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... 1,600,000 1,402,175
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,167,215
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 919,724
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,236,330
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 887,948
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 508,321
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 966,871
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,205,526
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 4,561,952
c
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , Pre-Refunded , 5.375% , 12/01/40 ...................... 645,000 664,350
GO , 144A, 2020 A-3 , Pre-Refunded , 5.625% , 12/01/50 ...................... 1,900,000 1,957,000
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,527,864

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... $ 1,465,000 $ 1,418,496
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 6,679,596
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 494,819
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,241,000 1,227,082
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 767,030
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,286,905
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 993,693
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 10,430,000 10,941,666
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 70,693,442
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 623,000 585,679
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 3,879,385
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,858,891 4,065,517
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 4,718,397
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,470,642
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 786,656
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,243,895
c
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,518,775
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,196,005
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 .. 500,000 453,212
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 ......... 3,000,000 3,000,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,225,315
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,274,688
f
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 4,112,306
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,458,263
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,766,576
230,144,271
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 906,295
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 6,840,659
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 6,500,000 5,884,716
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 837,017
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,420,926
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... 1,415,000 1,414,908
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 1,765,000 1,744,210
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,212,342
23,261,073
Florida 19.3%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,040,000 1,041,238
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,620,000 1,559,385

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... $ 275,000 $ 270,811
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 704,375
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,546,694
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 645,000 629,344
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 540,000 552,268
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,712,741
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,245,843
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 603,427
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ............ 815,000 775,368
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 234,398
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 359,042
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 257,838
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 393,419
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 497,122
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,126,860
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 50,000 49,629
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 479,245
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 597,309
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 401,395
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 661,641
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 50,000 49,629
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 306,717
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 597,309
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 620,754
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. 1,030,000 941,369
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 360,000 285,155
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 408,228
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 188,577
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 394,290
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 211,017
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 504,824
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 681,615
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 506,765
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 876,413
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,658,511
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 2,981,987
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 4,986,082
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 274,303
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 975,380
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,560,478
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 160,489
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 324,297
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 437,321
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 245,765
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 706,564

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Babcock Ranch Community Independent Special District, (continued)
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ $ 1,550,000 $ 1,237,862
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 244,497
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 350,247
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 710,772
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 645,000 640,836
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 581,282
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 351,749
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,177,800
Bella Tara Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 6.125% , 5/01/56 .............. 1,600,000 1,598,749
Master Infrastructure Project , Special Assessment , 2025 , 6.5% , 5/01/56 ......... 4,000,000 3,994,289
Bellehaven Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/45 ................ 1,335,000 1,325,529
Assessment Area 1 , Special Assessment , 2025 , 6.05% , 5/01/55 ............... 1,215,000 1,205,524
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,745,000 1,630,974
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,618,510
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 318,662
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,233,270
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 55,000 54,619
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 382,769
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,030,987
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 989,452
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,679,471
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 120,000 121,126
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 136,185
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 115,000 105,711
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 157,180
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,006,462
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 30,000 29,741
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 426,910
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 939,040
Bradbury Community Development District , Special Assessment , 2023 , 5.5% , 5/01/53 2,245,000 2,154,035
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 781,028
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 719,209
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 85,000 84,378
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 337,773
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 3,525,000 3,522,278
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 262,441
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 700,000 539,082
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 389,977
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 525,000 500,156
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 333,410

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Brookstone Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ $ 1,000,000 $ 1,002,387
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,723,930
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 412,301
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 995,602
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,367,989
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 425,000 429,230
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 580,000 556,995
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 1,305,000 1,235,690
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,124,860
Caldera Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.2% , 5/01/54 ................................................ 390,000 353,138
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,243,703
c
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,121,360
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 92,736
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 373,003
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 391,624
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 316,756
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 621,671
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 707,100
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 533,858
f
Educational Growth Fund LLC , Revenue , 144A, 2021 B , 5.91%, 7/01/31 ........ 8,245,000 5,898,754
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,294,996
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 6,796,610
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,122,327
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 27,380,000 26,262,866
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 645,000 605,991
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 2,822,288
c
Capital Trust Authority ,
f
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.31%,
3/01/29 ........................................................ 17,100,000 14,269,745
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ 275,000 252,972
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 2,650,000 2,433,478
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 764,870
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 650,613
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 75,000 74,341
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 228,423
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 472,860
d
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,366,709
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,325,000 2,337,885
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 481,941
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 720,638

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ $ 1,000,000 $ 945,776
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 2,190,000 2,048,510
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,115,874
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,623,622
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 155,972
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 431,125
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 570,000 556,059
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,011,249
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 624,150
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,433,081
Charlotte County Industrial Development Authority ,
c
MSKP Town & Country Utility LLC , Revenue , 144A, 2021 B , 5% , 10/01/36 ....... 2,400,000 2,194,831
MSKP Town & Country Utility LLC , Revenue , 2025 , 6.125% , 10/01/55 .......... 3,175,000 3,206,005
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 623,979
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,100,458
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,384,047
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,184,389
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 215,368
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,863,306
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,070,000 2,023,840
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,625,000 1,564,016
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 772,519
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 976,681
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 812,378
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 706,278
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 25,000 24,782
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 309,116
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 756,749
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 275,000 281,480
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 410,000 417,361
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 116,188
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 335,000 348,139
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,010,000 1,018,613
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,990,000 2,004,665
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 560,000 564,190
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 865,000 873,613
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 2,000,000 1,896,260
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,260,000 2,105,675
Cresswind DeLand Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/44 .............. 700,000 665,217
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 730,000 691,201
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 256,812
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 460,812

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. $ 2,340,000 $ 2,102,465
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 967,349
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,250,000 1,213,127
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 595,000 570,287
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 535,000 507,522
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,192,898
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,449,657
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 170,000 171,381
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 300,000 277,298
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 189,845
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 682,378
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 821,307
c
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 900,000 854,874
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,475,000 1,381,690
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,733,716
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,370,000 1,339,701
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,200,000 1,164,241
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 248,703
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 710,520
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,165,000 913,102
Cypress Creek Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 525,000 524,312
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/56 ................. 1,355,000 1,347,351
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 55,000 55,303
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 357,233
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 286,576
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,009,221
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 933,163
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,460,000 1,456,504
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,250,000 1,243,104
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,279,728
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,595,507
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 500,000 511,180
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 105,000 106,935
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,217,834
c ,g
Deering Park Stewardship District ,
DPSD JV1 No. 1 Assessment Area , Special Assessment , 144A, 2025 , 6% , 5/01/45 3,000,000 3,006,460
DPSD JV1 No. 1 Assessment Area , Special Assessment , 144A, 2025 , 6.25% ,
5/01/55 ........................................................ 2,300,000 2,303,850
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,430,000 1,386,534
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,995,000 1,893,167
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 196,295

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
DG Farms Community Development District, (continued)
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. $ 255,000 $ 220,748
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 475,942
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 808,611
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 85,000 84,372
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 415,471
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 980,201
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 190,707
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,108,705
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 20,000 19,840
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 85,470
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 294,715
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 305,000 313,049
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 730,000 752,522
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 245,943
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 605,537
East Nassau Stewardship District ,
Special Assessment , 2025 , 6.25% , 5/01/56 .............................. 7,130,000 7,154,907
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 473,129
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 951,898
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,425,573
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 109,784
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 276,776
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 190,000 189,963
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 601,137
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 110,000 109,198
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 672,060
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,160,595
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,980,000 3,393,958
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 900,000 905,114
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 1,861,613
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,508,280
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 436,237
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 892,037
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 508,809
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 350,535
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 764,534
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 285,832
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,628
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 222,942
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 973,902
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 123,261
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 376,995
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 442,016
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 468,036

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... $ 460,000 $ 452,994
c
Everlands Community Development District ,
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/44 .... 750,000 710,798
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.5% , 6/15/54 .... 2,350,000 2,193,524
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 482,271
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 458,275
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 797,462
c
Florida Development Finance Corp. ,
e
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
14% , 7/15/28 ................................................... 15,000,000 9,300,000
e
Brightline Florida Holdings LLC , Revenue , 144A, 2025 B , Mandatory Put , 10% ,
6/15/26 ........................................................ 3,275,000 2,783,930
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 467,975
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 4,801,894
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,262,913
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,616,844
c
Florida Local Government Finance Commission ,
BridgePrep Academy, Inc. Obligated Group , Revenue , 144A, 2025 A , 6.125% ,
6/15/65 ........................................................ 12,400,000 11,978,420
g
Ponte Vedra Pine Co. LLC Obligated Group , Revenue , 144A, 2025 A , 6.75% ,
11/15/55 ....................................................... 2,650,000 2,663,221
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 346,177
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 20,000 20,225
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 77,617
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 311,521
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 271,414
c
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 530,756
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 786,943
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 1,933,227
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 991,438
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 2,959,637
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 201,782
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 440,819
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 935,149
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 587,647
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 582,606
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 968,329
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 961,997
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,143,916
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 160,859
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 345,828
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 964,430
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,187,106

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. $ 155,000 $ 158,856
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 646,503
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 978,898
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 750,000 731,317
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 730,000 712,089
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,007,224
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,391,846
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 490,198
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 687,821
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 189,349
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 418,518
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 453,696
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 479,359
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,186,476
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 346,653
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 293,631
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 45,000 44,660
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 422,920
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,120,000 911,386
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 215,000 218,659
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 937,073
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,303,575
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 837,635
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 336,051
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 755,707
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 754,817
c
Hillcrest Preserve Community Development District ,
Special Assessment , 144A, 2024 , 5% , 5/01/44 ............................ 750,000 684,841
Special Assessment , 144A, 2024 , 5.3% , 5/01/54 .......................... 1,000,000 906,460
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 528,758
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 725,000 737,684
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 25,000 24,786
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 235,026
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 388,591
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 665,815
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 723,024
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 2,945,384
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 175,416
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 355,143
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 504,249
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 399,320
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 262,693

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... $ 350,000 $ 350,697
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,433,013
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 65,000 64,341
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 226,755
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 661,577
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,087,512
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,260,072
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,446,413
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 496,874
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,019,058
c
K-Bar Ranch III Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 1,765,000 1,780,230
Special Assessment , 144A, 2025 , 6.125% , 5/01/55 ......................... 1,940,000 1,954,172
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 640,000 646,417
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 860,000 864,793
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 150,000 151,581
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 699,577
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 345,626
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 450,113
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 224,577
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 407,877
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,105,898
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 372,500
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 726,003
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 1,896,005
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 20,000 19,865
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 245,663
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 656,266
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 761,466
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,268,834
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 5.75% , 5/01/45 .... 2,600,000 2,569,486
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 6% , 5/01/57 ...... 6,000,000 5,907,495
Kissimmee Park Community Development District , Offsite Master Infrastructure Project ,
Special Assessment , 2025 , 6.5% , 5/01/56 ............................... 6,200,000 6,191,147
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,835,000 1,836,334
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 220,000 223,585
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 722,959
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,264,201
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,230,000 1,212,397
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 805,000 797,583
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 590,000 589,232
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 570,000 566,780
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 495,000 503,570

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lake Hideaway Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... $ 1,470,000 $ 1,424,734
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,415,000 2,300,875
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 2,005,000 1,920,481
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,664,635
Phase 2 , Special Assessment , 2025 , 5.45% , 5/01/45 ....................... 975,000 914,508
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 990,153
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 807,111
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,895,000 1,901,151
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,002,623
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,401,193
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 131,250
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 243,072
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 100,317
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 124,007
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 175,716
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 261,011
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 714,867
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 725,000 737,867
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,230,000 1,255,201
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 119,841
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 264,135
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 912,989
Lakewood Ranch Stewardship District ,
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 244,356
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 429,072
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 453,562
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 621,775
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 50,000 49,570
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 100,000 93,556
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,551,617
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,125,753
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 723,690
Langley South Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 1,510,000 1,433,511
Assessment Area 1 , Special Assessment , 2024 , 5.4% , 5/01/55 ................ 3,140,000 2,926,643
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 330,003
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 942,645
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,445,000 1,106,325
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 85,000 85,601
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 522,304
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 55,000 54,517
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 298,033
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 96,388
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 645,902

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Leomas Landing Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... $ 265,000 $ 216,551
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 404,000
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,412,822
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 820,000 807,240
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,115,000 1,089,510
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.2% , 5/01/44 .. 750,000 698,714
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 815,000 739,957
c
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 944,094
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 125,897
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 388,709
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 501,998
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,295,491
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,620,000 2,624,804
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,769,460
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 666,424
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 290,797
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 293,842
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 1,240,000 1,208,879
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,365,000 1,324,087
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 500,000 476,929
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 1,000,000 943,508
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 256,465
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 647,548
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 385,000 388,248
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 426,348
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 850,667
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,000,000 1,103,694
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 345,222
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 675,000 659,484
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,290,000 1,290,820
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 193,983
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 785,000 608,570
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 451,882
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 212,908
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 895,413
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 175,000 178,979
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 727,387
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,003,614
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,125,000 3,214,118

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... $ 210,000 $ 198,456
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 105,000 104,119
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 605,334
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,693,898
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 200,000 208,221
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 615,000 620,890
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,120,000 1,122,658
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 95,000 94,379
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 484,428
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,052,147
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 1,874,308
c
Normandy Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.3% , 5/01/44 ........... 1,000,000 941,837
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.55% , 5/01/54 .......... 1,380,000 1,273,150
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 35,000 34,739
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 261,944
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 162,994
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 460,000 374,050
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 410,000 410,068
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 600,000 598,646
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 175,000 177,628
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 800,000 773,209
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 850,000 807,013
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 335,000 341,157
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 970,000 957,459
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 1,035,000 1,018,773
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 545,793
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,041,241
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 110,000 108,458
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 470,893
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 477,091
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 851,914
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 206,930
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,400,330
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 842,837
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,030,554
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 230,000 225,133
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,450,349
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,930,000 4,839,637
Northlake Stewardship District ,
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/45 . 875,000 874,868
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6.2% , 5/01/56 2,570,000 2,566,247
c
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,500,000 1,472,095
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 2,000,000 1,954,710

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. $ 365,000 $ 373,318
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,102,831
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,353,162
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 169,024
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 289,782
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,887,308
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,437,235
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,233,936
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,784,180
c,h
Palm Coast 145 Community Development District , Special Assessment , 144A, 2025 A ,
6.75% , 5/01/57 ................................................... 2,315,000 2,322,865
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 969,166
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 930,556
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 614,255
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 326,165
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 554,428
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 585,235
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 451,974
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 534,037
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,442,855
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 807,278
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 980,000 932,040
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,054,554
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,494,968
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,525,000 1,465,724
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 660,000 628,491
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,332,127
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 4,791,725
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 70,000 69,485
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 225,453
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 640,420
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 120,000 123,155
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 440,000 440,934
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 710,000 701,712
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 260,000 265,485
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 490,000 489,730
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,320,000 1,321,112
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 247,161
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 370,311
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.05% , 5/01/44 .................................... 750,000 699,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. $ 1,450,000 $ 1,421,202
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,566,957
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,086,481
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 868,697
c
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 1,685,000 1,597,298
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 435,000 438,380
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,644,900
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,694,449
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 45,000 44,485
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 218,868
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 824,769
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 991,871
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 658,294
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 131,990
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 962,471
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 146,842
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 653,024
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 366,048
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 990,000 1,025,852
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 80,000 78,761
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 187,623
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 975,000 749,629
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,345,000 1,886,766
c ,g
Radiance Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.2% , 5/01/45 ........... 1,000,000 996,390
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.4% , 5/01/56 ........... 2,100,000 2,088,660
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 709,055
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 281,045
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 945,856
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 110,000 109,126
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 376,658
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,157,759
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 55,000 54,362
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 182,053
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 389,142
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,128,784
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 311,401
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 543,076
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 332,041
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 806,701

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... $ 895,000 $ 848,641
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 890,000 759,003
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 860,446
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 515,592
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,338,341
c
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 312,989
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 467,264
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 759,595
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 911,450
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 757,134
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,010,704
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 695,000 676,204
d
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 189,251
Rivers Edge III Community Development District ,
c
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 279,146
c
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 622,549
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,850,888
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,433,615
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 415,161
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 660,101
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,531,994
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 300,000 301,526
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 715,276
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/55 ............... 495,000 450,204
Rustic Oaks Community Development District , Assessments , Special Assessment ,
2022 , 3.2% , 5/01/32 ................................................ 1,000,000 942,147
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 270,000 271,462
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 585,561
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,048,722
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,660,516
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 708,166
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 215,660
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 244,571
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 552,494
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 284,141
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 386,563
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 458,787
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,533,176
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 2,954,245
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 180,098
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 316,467
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 625,633

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... $ 300,000 $ 298,315
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 943,255
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,614,111
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 105,000 103,785
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 437,439
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 980,464
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 35,000 34,855
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 744,957
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 639,832
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 593,053
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 967,931
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,501,340
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,105,998
Savanna Lakes Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 388,048
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,034,781
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 480,000 458,200
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 440,000 449,662
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,482,223
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,552,869
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,021,303
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,019,273
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 315,000 320,074
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 675,965
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,129,401
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 465,465
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,078,754
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 1,500,000 1,502,533
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,310,000 1,317,745
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 200,000 200,014
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 582,989
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 962,602
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 220,000 221,858
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 470,794
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 55,000 55,933
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 692,073
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 285,631
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 354,228
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 617,751
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 508,801
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 220,000 224,780
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 900,000 898,332
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 920,000 905,442
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,215,000 1,115,061

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Seminole Palms Community Development District, (continued)
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... $ 1,705,000 $ 1,553,122
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,700,554
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,558,960
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 366,466
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 852,989
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 990,000 964,775
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,480,000 1,426,957
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 170,000 166,646
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 717,595
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,423,439
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 244,681
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 978,677
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 75,000 74,939
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 496,850
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,271,802
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 1,929,028
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 65,000 64,430
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 238,305
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... 750,000 598,013
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 75,000 74,453
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 493,065
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 641,867
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,575,000 1,269,517
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 420,000 429,593
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,201,699
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,490,249
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 225,000 226,214
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 181,750
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,016,327
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,582,253
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6% , 5/01/45 ............ 1,325,000 1,312,737
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6.3% , 5/01/56 ........... 2,300,000 2,281,251
c
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 866,338
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,009,270
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 742,450
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 935,914
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 442,142
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 496,790
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 168,352
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 397,597
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 105,000 104,214
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 384,691
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 905,855

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Southern Groves Community Development District No. 5, (continued)
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. $ 1,210,000 $ 1,240,430
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 904,613
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,034,289
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 35,000 34,681
Special Assessment , 2021 , 3% , 5/01/31 ................................. 215,000 203,341
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 755,000 580,011
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 75,000 74,188
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 305,813
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 722,730
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,296,946
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 230,404
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 496,621
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,295,000 1,340,874
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 80,000 82,599
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 403,452
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 395,227
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 492,477
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 877,695
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,197,660
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 250,456
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 607,079
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 945,652
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 230,000 234,161
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 629,987
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 786,332
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 80,000 78,421
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 347,119
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 687,096
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 223,372
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 528,193
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 145,486
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 324,904
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 50,000 49,564
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 190,755
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 578,579
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 164,746
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 628,840
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 752,958
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 169,519
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 579,058
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,447,997
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 975,000 956,262
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,250,000 1,225,436

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ $ 350,000 $ 362,666
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 919,394
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,720,000 1,688,228
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 235,000 236,328
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 467,754
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 977,556
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 174,878
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 651,668
Tern Bay Community Development District , Special Assessment , 2022 , 4% , 6/15/42 . 2,000,000 1,706,734
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 435,648
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,121,023
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... 540,000 515,592
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,300,000 2,251,466
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 165,000 162,407
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 703,232
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 207,485
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 663,316
Tolomato Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 491,637
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 186,154
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 402,123
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 929,928
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 817,665
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 380,000 389,087
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,357,385
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 100,000 99,122
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 414,822
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 231,737
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 767,606
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 234,275
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 595,336
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 75,000 73,793
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 418,201
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 907,218
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 130,000 128,643

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tuckers Pointe Community Development District, (continued)
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ $ 565,000 $ 537,691
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 724,190
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 486,960
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 503,298
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 503,566
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 345,000 350,219
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,000,000 970,799
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,400,000 1,351,691
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 158,441
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,007,708
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,413,417
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 45,000 45,338
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 389,394
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,212,857
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,491,132
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,580,678
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,170,102
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. 405,000 398,123
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 56,625
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 126,297
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,052,813
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,287,498
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 369,652
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,587,227
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 383,750
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,046,348
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 620,000 630,991
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,560,000 1,530,701
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,060,000 1,997,487
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. 500,000 477,454
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,100,000 1,035,085
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,680,000 1,630,952
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,480,000 3,341,824
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 49,577
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 265,000 251,442
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 535,000 435,377
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 25,000 24,790
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 61,738
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 225,065
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 615,000 600,162
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 275,000 262,901
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 1,630,000 1,579,232
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,828,710
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 182,188

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... $ 750,000 $ 582,530
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,035,977
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,526,184
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,020,502
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 250,286
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 198,050
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 745,136
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,347,802
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,383,559
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... 2,425,000 1,879,428
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,200,000 3,554,198
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,390,000 11,419,188
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 188,076
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 545,000 426,340
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 907,719
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,819
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 256,712
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 692,833
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 237,478
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 578,224
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 405,000 407,699
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,230,000 1,208,981
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 661,175
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 480,363
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 75,000 74,493
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 240,529
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 569,362
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 314,590
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 610,887
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 165,000 166,270
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 610,000 561,502
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 6.25% , 5/01/56 .......... 1,590,000 1,592,207
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 677,117
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,648,087
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,405,000 1,385,050
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,313,103
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 235,000 236,269
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 468,431
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/55 ........... 1,000,000 909,029
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 823,223
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 55,000 54,507
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 538,813
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,164,067
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 392,101
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 883,804

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ $ 945,000 $ 911,590
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 936,915
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 855,000 880,486
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 504,365
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ 1,570,000 1,586,298
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 55,000 54,528
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 190,115
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 644,099
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 252,551
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 602,036
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 40,000 39,659
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 497,777
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,845,661
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 205,000 209,782
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,495,000 1,499,462
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,007,291
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 65,000 64,560
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 334,438
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 806,442
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 395,000 403,115
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,488,673
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,130,000 2,090,959
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,020,579
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,273,160
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 270,000 273,865
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,495,000 1,464,705
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,600,000 2,523,306
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6% ,
5/01/45 ........................................................ 2,455,000 2,465,799
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6.2% ,
5/01/55 ........................................................ 2,225,000 2,233,669
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 140,000 141,907
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,240,000 1,214,872
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 995,000 975,757
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 495,703
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 142,787
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 502,116
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 924,030
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 625,000 600,596
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 815,000 773,847
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 235,000 240,446
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,462,213
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,210,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ $ 60,000 $ 59,407
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 233,647
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 731,003
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 908,487
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 962,376
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 315,000 297,832
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,125,000 1,056,735
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,005,125
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 774,512
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 128,429
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 622,109
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,420,828
c
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 830,000 819,880
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,760,000 1,734,689
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 676,464
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,631
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 140,000 132,272
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 650,000 514,198
882,876,152
Georgia 1.0%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,506,723
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 7,758,892
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,835,000 1,844,344
f
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 16,820,000 7,363,629
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 3,800,000 4,041,623
c
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. 7,500,000 6,610,876
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 5,000,000 5,017,357
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,184,629
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,337,151
43,665,224
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,325,805
Illinois 2.3%
City of Chicago ,
GO , 2025 A , 6% , 1/01/50 ............................................ 7,500,000 7,642,985
GO , 2025 F , 6% , 1/01/44 ............................................ 1,660,000 1,722,712
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 509,920
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,059,727
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 10,437,657

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... $ 3,235,000 $ 3,199,944
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,082,076
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,520,717
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,239,445
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,075,000 1,113,318
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AG Insured , 5.28%, 6/15/45 ................................ 18,100,000 6,542,732
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... 4,645,000 4,780,604
c ,f
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 36,523,951
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.07%,
12/01/35 ....................................................... 12,135,000 6,571,678
f
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 ,
6.262%, 12/31/38 .................................................. 1,815,000 1,494,484
103,441,950
Indiana 0.6%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,357,235
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,345,000 4,358,710
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,859,235
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,004,369
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,540,233
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,765,000 3,680,815
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 3,585,000 3,459,548
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,941,163
27,201,308
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,898,065
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,133,918
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,690,033
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 6,689,436
11,411,452
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 . 1,165,000 1,102,546
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,242,196
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,552,542
16,794,738

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 1.4%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. $ 95,000 $ 93,716
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 633,741
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,048,767
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,519,479
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,369,926
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,525,000 1,555,743
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,711,581 1,450,801
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 5,105,000 4,635,203
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,455,000 1,447,156
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 5,002,439
f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.17%,
12/01/35 ....................................................... 12,800,000 6,931,807
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,190,000 1,211,785
Louisiana Public Facilities Authority ,
c
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 2,435,000 2,342,910
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 4,992,228
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,072,195
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,454,509
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 7,908,455
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,020,241
64,691,101
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 620,000 602,463
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 295,000 269,902
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,191,727
9,064,092
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,068,111
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 961,541
2,029,652
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,030
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 ................................. 440,000 440,719
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 690,343
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,308,022
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 7,313,502
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 562,137
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 763,824

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
c
Michigan Strategic Fund, (continued)
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... $ 1,380,000 $ 1,056,408
f
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , 8.43%, 6/01/52 ............................ 26,990,000 3,097,359
16,247,344
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... 475,000 459,479
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,594,573
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 874,023
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,488,789
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 590,000 581,301
9,998,165
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 818,861
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 739,042
c ,f
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 8,494,624
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
6.17%, 12/01/35 ................................................. 12,850,000 6,958,884
17,011,411
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,250,000 3,286,609
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,300,000 2,111,646
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 903,790
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 2,932,744
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,290,000 3,326,493
12,561,282
Nevada 0.7%
City of Henderson , Local Improvement District No. T-18 , Special Assessment , 2016 ,
Refunding , 4% , 9/01/32 ............................................. 1,650,000 1,593,727
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 6,990,000 6,514,497
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 175,000 163,711
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 175,000 161,517
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 175,000 159,004
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 425,000 364,299
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 190,000 171,123
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 925,000 731,430
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,425,000 1,429,682

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... $ 900,000 $ 901,721
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 415,000 377,781
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 670,000 555,988
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 515,000 445,091
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 810,000 648,634
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 630,000 466,235
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,400,000 914,756
c
City of North Las Vegas ,
Special Assessment , 144A, 2025 , 6.75% , 6/01/55 ......................... 4,850,000 4,676,548
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,555,000 1,528,782
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,750,000 1,752,205
c,f
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , 5.99%, 7/01/58 ...... 11,000,000 1,630,538
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 270,000 271,655
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 985,496
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,905,000 1,905,662
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 310,000 260,283
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 740,000 540,810
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 495,000 387,983
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 770,000 767,541
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 5,000 4,690
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 990,000 930,135
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 276,945
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,386,895 64
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 7,028,570 70
31,518,603
New Hampshire 0.4%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 98,649
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,195,171
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,334,208
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 4,680,455
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 11,875,000 11,456,901
20,765,384
New Jersey 1.2%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 1,970,667
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,489,411
c
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 2,949,126 2,036,713
f
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 4.54%, 12/15/38 ................................................ 46,750,000 25,907,803
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 6,938,280
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 10,360,000 9,973,166
55,316,040

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. $ 500,000 $ 493,909
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 432,062
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,103,567
2,029,538
New York 2.9%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,728,482
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 12,672,811
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 9,798,505
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 29,409,140
Revenue , 2020 D , 4% , 11/15/50 ....................................... 5,000,000 4,139,726
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 21,500,000 24,213,857
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,108,945
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 12,791,729
c,f
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , 6.49%, 8/15/45 55,000,000 15,678,569
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 7,175,000 7,153,501
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 5,000,000 5,001,780
130,697,045
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,487,040
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 2,783,286
a ,c ,d
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 —
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 —
6,270,326
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 7,060,000 5,712,305
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,253,733
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,182,392
c
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 784,275
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 701,590
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 698,394
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,294,732
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,788,729
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 7,495,133
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,308,566
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 17,519,280
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,282,586
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,099,767
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,265,295

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ $ 1,000,000 $ 1,020,822
c
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,409,477
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,285,876
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 919,102
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 818,027
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,727,073
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,088,973
g ,i
West Central Ohio Port Authority , DR Horton-Indiana LLC , Revenue , 2025 , Zero Cpn.,
12/01/58 ........................................................ 5,825,000 3,613,547
129,269,674
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,003,012
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,202,471
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... 1,735,000 1,917,354
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,506,974
10,629,811
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 483,229
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,118,725
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,339,300
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 2,987,568
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,458,790
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 4,748,291
14,135,903
Pennsylvania 2.3%
c
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,573,139
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 4,907,748
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 5,765,000 5,729,570
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,131,585
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,087,526
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,996,000 12,539,659
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 4,906,441
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,205,000 3,378,273
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 217,596

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
c
Chester County Industrial Development Authority, (continued)
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... $ 800,000 $ 717,670
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,387,226
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 3,919,293
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 937,175
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,052,269
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 3,854,423
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,470,969
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 806,642
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,071,619
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,705,000 3,455,901
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 580,000 563,597
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,742,187
f
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.594%, 12/01/37 ...................................... 20,000,000 19,370,602
Revenue , B-2 , 5.692%, 12/01/40 ...................................... 25,075,000 23,584,788
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,562,561
105,968,459
South Carolina 0.9%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 1,946,297
c
County of Lancaster ,
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6% ,
6/01/45 ........................................................ 1,295,000 1,288,147
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6.2% ,
6/01/55 ........................................................ 1,000,000 992,178
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 9,938,526
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,005,550
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,163,924
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,516,112
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,111,981
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 9,847,322
39,810,037
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 5,969,133
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,756,771
7,725,904
Tennessee 1.5%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 948,555
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 948,554

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
f
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.35%,
7/01/27 ........................................................ $ 19,365,000 $ 18,229,406
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.4%,
7/01/28 ........................................................ 19,400,000 17,644,748
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.51%,
7/01/29 ........................................................ 19,365,000 16,965,560
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.68%,
7/01/30 ........................................................ 19,370,000 16,265,301
71,002,124
Texas 12.2%
c
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 1,000,000 850,552
h
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 7,600,000 7,455,994
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,047,441
f
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 4%, 1/01/35 ......................................... 3,000,000 2,080,813
Revenue , 2010 , 4.41%, 1/01/37 ....................................... 2,500,000 1,533,065
Revenue , 2010 , 4.62%, 1/01/38 ....................................... 2,405,000 1,377,666
Revenue , 2010 , 4.83%, 1/01/39 ....................................... 2,545,000 1,356,285
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 985,930
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,845,715
Meadow Vista Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/44 ............................... 850,000 812,883
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 280,249
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 723,029
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 101,000 97,235
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 445,762
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 752,620
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,079,617
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,052,417
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,551,805
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,030,983
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... 1,890,000 1,766,452
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 775,000 799,617
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,843,253
c
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 656,687

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Boyd, (continued)
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... $ 1,408,000 $ 1,340,616
City of Celina ,
c
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 459,618
c
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,278,476
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 751,151
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,686,173
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 203,499
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,570,673
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 356,600
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,480,546
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 175,000 173,369
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 361,215
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 467,035
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 415,117
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 197,000 190,845
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 200,895
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 633,291
c
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 564,906
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,390,832
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,392,118
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 408,423
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,149,191
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,757,743
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 336,000 338,412
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 789,796
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 965,565
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 232,420
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 974,191
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 176,000 175,574
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 458,962

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. $ 114,000 $ 112,895
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 140,606
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 962,392
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,449,398
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 1,922,725
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 221,844
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 304,643
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 807,178
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,787,000 1,370,601
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 68,000 66,036
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 224,777
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 919,779
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 498,123
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,165,110
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,474,271
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 237,188
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 779,740
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,257,077
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 361,401
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 373,891
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 141,951
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 297,839
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 724,508
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 143,705
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 296,624
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 488,369
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,274,486
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. 350,000 359,795
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,090,745

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Corpus Christi, (continued)
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... $ 2,000,000 $ 1,895,393
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 405,365
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 161,844
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,057,094
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 684,887
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 546,785
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,044,332
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 232,000 242,175
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,788,342
c,f
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 8.05%,
12/01/62 ........................................................ 173,330,000 9,672,785
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 A , 4.875% , 9/01/32 ........................... 269,000 276,297
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 A , 5.125% , 9/01/42 ........................... 764,000 738,312
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 B , 5.75% , 9/01/52 ............................ 1,424,000 1,358,814
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,140,241
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 596,181
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 825,067
c
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 659,326
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.75% , 9/15/55 .............................. 1,400,000 1,332,856
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 169,443
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 809,807
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,126,592
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,367,476
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 922,851
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. 1,500,000 1,361,042
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 373,000 376,559

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Dripping Springs, (continued)
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... $ 1,219,000 $ 1,160,796
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 646,000 590,319
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 510,705
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 361,726
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 939,672
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 100,000 99,073
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 660,723
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,547,477
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 753,458
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,284,504
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 116,738
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 596,389
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 776,699
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,561,512
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,451,692
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 436,000 426,657
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,068,077
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 919,351
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 250,000 254,386
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 979,381
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,239,578
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 761,000 690,626
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,014,041
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 870,000 874,735
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,267,399
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,583,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fort Worth, (continued)
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... $ 740,000 $ 742,261
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,524,193
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,869,076
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 387,057
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 898,613
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 580,513
c
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.75% , 9/15/55 .......................................... 1,676,000 1,595,620
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 188,917
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 135,300
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 997,201
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 490,000 455,494
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 425,000 375,371
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 4,935,111
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 747,331
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 696,212
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 242,282
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 829,015
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 538,815
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 100,000 99,031
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 367,245
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 842,327
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,590,811
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 190,736
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 421,401
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 837,814
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 836,723

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Hutto, (continued)
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. $ 2,000,000 $ 1,940,244
c
City of Justin ,
g
Special Assessment , 144A, 2025 , 5.875% , 9/01/45 ......................... 460,000 459,457
g
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 1,000,000 1,001,120
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 439,060
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,120,193
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 202,450
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 570,491
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 737,686
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 206,452
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 462,336
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,036,850
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 377,674
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 124,000 122,798
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 506,992
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,183,823
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,179,147
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,361,570
c
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 459,812
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 408,730
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 175,840
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 649,013
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,191,827
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,065,514
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 477,509
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,028,572
c
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 770,347
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,002,686
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,173,565

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ $ 3,000,000 $ 2,841,402
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,423,716
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 282,998
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 543,649
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,062,128
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,797,917
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,251,145
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 400,000 393,563
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 956,727
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 1,892,965
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 243,000 240,476
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 469,326
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 300,000 298,850
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 594,729
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 760,026
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 190,000 187,822
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 443,416
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 879,168
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,500,000 1,525,345
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 484,769
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,648,041
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 264,000 257,982
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 698,308
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,348,961
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 133,554
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 257,616
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. 1,097,000 909,395

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Liberty Hill, (continued)
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. $ 2,705,000 $ 2,142,775
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 235,188
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 718,295
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 232,000 233,488
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 316,799
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 289,722
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 560,236
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 134,150
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 225,858
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 281,587
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 542,603
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 695,285
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 744,847
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 946,157
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 327,544
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 841,281
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,162,926
Thunder Rock Public Improvement District Improvement Area No. 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,100,297
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 144,621
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 409,405
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 547,803
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 954,282
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,659,587
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 80,000 79,093
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 502,892
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 648,932
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 262,134

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ $ 647,000 $ 657,850
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 1,500,000 1,488,425
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 4,904,644
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 731,978
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,171,320
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 987,211
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 244,000 243,854
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 183,603
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 383,621
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,279,067
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 226,104
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 371,503
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 308,428
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 727,093
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,358,946
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 525,243
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 505,323
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 304,486
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 771,483
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,213,468
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 1,295,000 1,199,158
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/15/54 .............................. 250,000 227,222
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 249,000 249,607
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 159,680
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 149,509
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 282,475

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Oak Point, (continued)
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. $ 1,170,000 $ 994,917
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 814,074
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 144,237
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 462,193
c
City of Pilot Point ,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 507,576
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 927,856
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,784,015
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 304,834
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,002,112
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 250,000 253,454
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 650,600
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,385,353
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 253,910
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,070,000 1,067,988
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 206,975
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 773,843
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,000,000 938,912
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 208,532
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,047,363
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 311,719
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 734,204
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 505,364
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 3,656,949
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 855,141
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 844,554
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 3,877,075
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,623,501

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. $ 7,556,000 $ 5,763,861
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,658,733
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,022,963
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,276,201
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,241,483
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 32,000 32,000
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 171,254
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 561,122
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 743,113
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 157,000 156,012
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 273,398
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,117,000 910,610
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 36,000 35,564
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 116,718
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 249,973
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 334,872
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 390,963
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,110,992
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,163,360
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 302,000 302,672
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 660,081
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 491,000 461,188
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,000,077
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 1,971,358
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,002,712
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 471,235
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,015,014
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,396,673

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. $ 1,380,000 $ 1,411,403
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 166,000 166,235
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 1,913,938
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 875,000 801,720
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 213,176
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 189,345
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 399,667
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 520,616
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 99,660
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 379,099
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 460,945
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 465,181
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,075,109
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................. 411,000 378,789
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 524,972
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 132,000 130,504
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 317,245
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 379,720
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 161,111
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 679,894
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 213,975
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 509,600
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 577,739
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 573,572
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,252,217
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 207,712
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 344,539

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Royse City, (continued)
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. $ 575,000 $ 510,618
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 429,566
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,026,258
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,378,205
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,113,330
Liberty Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/15/44 ............................. 716,000 674,567
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 968,218
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,306,606
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 798,331
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 381,369
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 908,941
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,140,045
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 204,430
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,700,000 1,711,078
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,232,226
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,220,430
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 100,000 100,000
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 307,288
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,286,273
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,243,251
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 200,000 197,799
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 409,765
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,319,982
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 280,000 280,202
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 641,443
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 930,677
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,154,103
c
City of Terrell ,
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 6.25% , 9/15/55 .................. 2,625,000 2,607,334

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Terrell, (continued)
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 7% , 9/15/55 .................... $ 2,625,000 $ 2,576,516
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 966,951
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,303,597
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 235,000 222,800
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 605,000 562,184
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 876,861
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,039,636
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 967,003
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 978,009
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 117,000 115,674
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 171,000 157,854
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,005,000 790,283
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 310,864
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,258,006
c
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 1,100,000 1,087,897
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 104,000 102,740
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 267,000 242,975
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 981,000 730,534
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 472,569
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.375% , 9/01/55 ..... 700,000 659,833
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue , 144A,
2021 B , 3.5% , 10/01/31 ............................................. 450,000 384,193
c
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.5% , 9/01/54 ..................... 775,000 728,157
c
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,245,173
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 2,300,000 2,290,718
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,515,458
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,648,341
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 2,918,644

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ $ 100,000 $ 93,523
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 679,582
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,203,041
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,074,057
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 730,000 699,359
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 737,636
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,073,662
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 115,000 114,722
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 387,462
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 963,683
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,076,328
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.5% , 9/15/54 .................................... 1,750,000 1,625,813
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 768,946
c
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 5% ,
9/15/35 ........................................................ 885,000 887,335
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6% ,
9/15/45 ........................................................ 1,965,000 1,939,681
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6.25% ,
9/15/55 ........................................................ 2,295,000 2,261,302
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 9,910,432
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,453,182
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,509,760
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 373,000 375,510
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,186,667
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1 , Special Assessment , 2024 , 5% , 12/01/44 ............ 746,000 679,825
Improvement Area No. 1 , Special Assessment , 2024 , 5.25% , 12/01/53 .......... 833,000 752,559
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
c,g
Mission Economic Development Corp. , Permian Basin Water Resources LLC ,
Revenue , 144A, 2025 A , 7% , 8/15/60 ................................... 8,000,000 7,998,976
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 17,600

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
d
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. $ 5,110,000 $ 817,600
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,398,461
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,773,959
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,184,645
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,247,929
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 23,460,263
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,536,173
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 11,052,550
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 2,135,816
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 403,903
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,011,900
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,925,000 13,958,904
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 5,545,000 4,957,225
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 2,913,027
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 870,734
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 924,514
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,338,997
c
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 675,000 674,148
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 237,051
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 837,697
North Texas Tollway Authority ,
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.45%, 9/01/37 ...... 7,500,000 3,966,971
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,033,692
c
Northwood Municipal Utility District No. 1 , GO , 144A, 2020 , Refunding , 4% , 8/01/31 . 1,070,000 1,070,030
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,761,058
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 5,060,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 501,901
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 375,000 370,911
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 708,324
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 698,549
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,009,445
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 451,826
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,353,394
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,287,231
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 139,000 136,414

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Town of Little Elm, (continued)
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ $ 205,000 $ 189,375
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 421,078
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 753,147
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,745,923
c
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5% , 9/01/44 ................................ 270,000 247,897
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/54 .............................. 297,000 271,894
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 824,677
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 733,815
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 308,481
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 868,227
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,190,483
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 238,092
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 344,437
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 382,527
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 569,044
560,842,918
Utah 0.6%
c
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,267,832
f
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,839,267
c
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-1 , 5.125% ,
6/15/54 ........................................................ 2,000,000 1,836,171
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 5,000,000 4,967,423
Military Installation Development Authority ,
Military Recreation Facility Project Area , Revenue , 2021 A-1 , 4% , 6/01/52 ....... 3,000,000 2,333,111
Military Recreation Facility Project Area , Revenue , 2021 A-2 , 4% , 6/01/52 ....... 5,745,000 4,415,478
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 7,950,000 8,039,118
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 432,947
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 676,544
26,807,891
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,319,632
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,651,106

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... $ 11,000,000 $ 10,130,038
17,100,776
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,021,211
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,750,000 22,625,317
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 9,561,121
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,018,502
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,019,558
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,475,747
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,487,837
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,064,677
62,273,970
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 880,000 900,660
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,795,584
2,696,244
Wisconsin 3.8%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 8,575,000 8,618,663
f
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 76,350,000 33,425,274
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 2,675,000 2,445,708
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 3,934,713
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,415,825
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,592,359
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... 815,000 775,383
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,195,662
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 751,866
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,641,579
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 9,268,032
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
4.75% , 7/01/45 .................................................. 1,600,000 1,396,589
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 849,409
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 6,772,360
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,674,313
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,705,000 5,889,859
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 269,820
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 732,666
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 896,895
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,643,064

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ $ 1,000,000 $ 964,219
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,357,652
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 10,910,155
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 176,748
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 508,804
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 938,129
c,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.17%,
12/01/35 ....................................................... 39,830,000 21,569,833
c,f
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , 2.279%, 12/01/45 ..... 11,680,000 8,471,376
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 580,000 583,975
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,868,921
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,003,091
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 8,000,000 7,827,463
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 5,000,000 5,262,734
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,035,943
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,417,374
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,583,252
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 1,951,380
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 110,000 108,141
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 285,710
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 848,655
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,571,731
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 610,768
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,000,975
175,047,068
U.S. Territories 6.6%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.59%,
6/15/46 ......................................................... 175,000,000 38,259,200
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,350,000 4,445,952
Puerto Rico 5.7%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 2,500,000 2,539,209
Commonwealth of Puerto Rico ,
j
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 666,031 730,914
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,220,001
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 29,270,897
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 16,050,471
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 6,799,278 5,619,545
f
GO , 2022 A-1 , 4.65%, 7/01/33 ........................................ 2,011,366 1,408,525
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 20,888,368 20,169,564
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,383
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,159,001
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 16,750,000 15,669,350
d
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 3,930,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 3,930,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 3,602,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
d
Puerto Rico Electric Power Authority, (continued)
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... $ 13,925,000 $ 9,155,687
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 3,602,500
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 1,303,123
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,303,122
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,376,310
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,505,860
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 45,065,000 41,336,241
f
Sales Tax , Revenue , A-1 , 5.68%, 7/01/46 ................................ 25,400,000 8,027,858
f
Sales Tax , Revenue , A-1 , 5.79%, 7/01/51 ................................ 206,837,000 48,279,003
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,129,308
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,300,555
260,858,928
Total U.S. Territories .................................................................... 303,564,080
Total Municipal Bonds (Cost $ 4,527,804,167 ) ...................................
4,273,014,478
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 1,539,802
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,539,802
Total Long Term Investments (Cost $ 4,817,486,560 ) .............................
4,547,963,399
a
a a a a
Short Term Investments 0.2%
Principal
Amount
Municipal Bonds 0.2%
Georgia 0.0%
†
k
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.9% , 4/01/47 ................ 1,300,000 1,300,000
Maryland 0.1%
k
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 3.9% , 7/01/55 .............................................. 2,800,000 2,800,000
New York 0.1%
k
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2014 D-3 ,
SPA Mizuho Bank Ltd. , Daily VRDN and Put , 3.85% , 2/01/44 ................. 6,000,000 6,000,000
Total Municipal Bonds (Cost $ 10,100,000 ) ......................................
10,100,000
Total Short Term Investments (Cost $ 10,100,000 ) ................................
10,100,000
a
Total Investments (Cost $ 4,827,586,560 ) 99.5% ..................................
$4,558,063,399
Other Assets, less Liabilities 0.5% .............................................
20,967,339
Net Assets 100.0% ...........................................................
$4,579,030,738

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $1,587,964,202, representing 34.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis. See Note 1(b).
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
The coupon rate will be dertermined at time of issue.
j
The coupon rate shown represents the rate at period end.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $10.21 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.27 0.25 0.24 0.28
Net realized and unrealized gains (losses) (0.54) 0.04 0.25 (1.08) (0.25) (0.27)
Total from investment operations ........ (0.39) 0.32 0.52 (0.83) (0.01) 0.01
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.27) (0.24) (0.24) (0.28)
Net asset value, end of period .......... $9.71 $10.25 $10.21 $9.96 $11.03 $11.28
Total return
d
....................... (3.80)% 3.23% 5.34% (7.49)% (0.17)% 0.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.93% 0.90% 0.89% 0.87% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90%
f
0.90%
f,g
0.89%
f
0.87%
f
0.87%
f
Net investment income ............... 3.06% 2.78% 2.75% 2.42% 2.07% 2.49%
Supplemental data
Net assets , end of period (000’s) ........ $53,226 $57,889 $62,108 $60,153 $69,773 $56,810
Portfolio turnover rate ................ 10.89% 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $10.20 $9.95 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.29 0.26 0.25 0.30
Net realized and unrealized gains (losses) (0.55) 0.05 0.25 (1.08) (0.25) (0.28)
Total from investment operations ........ (0.39) 0.35 0.54 (0.82) — 0.02
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.26) (0.25) (0.29)
Net asset value, end of period .......... $9.70 $10.25 $10.20 $9.95 $11.03 $11.28
Total return
d
....................... (3.82)% 3.49% 5.50% (7.45)% (0.02)% 0.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.75% 0.74% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
f
0.75%
f,g
0.74%
f
0.72%
f
0.72%
f
Net investment income ............... 3.21% 2.93% 2.90% 2.57% 2.22% 2.66%
Supplemental data
Net assets , end of period (000’s) ........ $120,421 $137,040 $158,862 $175,906 $234,499 $250,576
Portfolio turnover rate ................ 10.89% 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.42 $10.37 $10.12 $11.21 $11.46 $11.74
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.23 0.20 0.19 0.24
Net realized and unrealized gains (losses) (0.56) 0.05 0.25 (1.09) (0.25) (0.29)
Total from investment operations ........ (0.43) 0.29 0.48 (0.89) (0.06) (0.05)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.23) (0.20) (0.19) (0.23)
Net asset value, end of period .......... $9.86 $10.42 $10.37 $10.12 $11.21 $11.46
Total return
d
....................... (4.13)% 2.86% 4.83% (7.92)% (0.57)% (0.39)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.32% 1.29% 1.28% 1.26% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29%
f
1.29%
f,g
1.28%
f
1.26%
f
1.26%
f
Net investment income ............... 2.60% 2.33% 2.29% 1.97% 1.64% 2.08%
Supplemental data
Net assets , end of period (000’s) ........ $5,067 $7,186 $8,767 $12,724 $19,991 $29,441
Portfolio turnover rate ................ 10.89% 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $10.20 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.30 0.28 0.27 0.31
Net realized and unrealized gains (losses) (0.55) 0.05 0.24 (1.08) (0.25) (0.27)
Total from investment operations ........ (0.38) 0.36 0.54 (0.80) 0.02 0.04
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.30) (0.27) (0.27) (0.31)
Net asset value, end of period .......... $9.70 $10.25 $10.20 $9.96 $11.03 $11.28
Total return
d
....................... (3.66)% 3.62% 5.54% (7.22)% 0.12% 0.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.63% 0.62% 0.61% 0.59% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62%
f
0.62%
f,g
0.60%
f
0.58%
f
0.58%
f
Net investment income ............... 3.34% 3.06% 3.04% 2.72% 2.36% 2.78%
Supplemental data
Net assets , end of period (000’s) ........ $6,157 $8,465 $7,967 $6,306 $8,031 $6,076
Portfolio turnover rate ................ 10.89% 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.25 $10.21 $9.96 $11.03 $11.28 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.27 0.26 0.31
Net realized and unrealized gains (losses) (0.54) 0.04 0.25 (1.07) (0.24) (0.28)
Total from investment operations ........ (0.38) 0.35 0.55 (0.80) 0.02 0.03
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.27) (0.27) (0.30)
Net asset value, end of period .......... $9.71 $10.25 $10.21 $9.96 $11.03 $11.28
Total return
d
....................... (3.68)% 3.49% 5.60% (7.26)% 0.08% 0.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.68% 0.65% 0.65% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65%
f
0.65%
f,g
0.65%
f
0.62%
f
0.62%
f
Net investment income ............... 3.32% 3.04% 3.00% 2.67% 2.32% 2.73%
Supplemental data
Net assets , end of period (000’s) ........ $34,349 $36,560 $31,551 $36,351 $42,264 $37,329
Portfolio turnover rate ................ 10.89% 17.30% 8.52% 11.69% 16.61% 22.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 317,950
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,300,000 1,919,322
2,237,272
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 185,942
b
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 505,000 221,084
407,026
Louisiana 91.5%
Caddo Parish Parishwide School District , GO , 2021 , AG Insured , 3% , 3/01/36 ...... 505,000 459,150
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,390,679
City of Natchitoches , Utilities , Revenue , 2023 , AG Insured , 5.5% , 6/01/53 ......... 750,000 785,750
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,182,545
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,069,583
City of Shreveport ,
GO , 2024 , AG Insured , 5% , 3/01/54 .................................... 4,950,000 4,840,075
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,002,348
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,331,646
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 5,000,000 4,486,829
East Ouachita Parish School District , GO , 2025 , 5.25% , 3/01/45 ................ 1,500,000 1,559,181
c
Greater New Orleans Expressway Commission , Revenue , 2025 , Refunding , AG
Insured , 5% , 11/01/46 .............................................. 1,050,000 1,055,266
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 887,471
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,760,009
Jefferson Sales Tax District , Revenue , 2017 B , AG Insured , 5% , 12/01/42 ......... 2,250,000 2,261,101
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,423,140
Lafayette Parish School Board ,
Sale Tax , Revenue , 2025 , 5.75% , 4/01/55 ............................... 1,500,000 1,603,599
Sales Tax , Revenue , 2023 , 4% , 4/01/53 ................................. 2,500,000 2,139,929
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 1,020,499
Louisiana Correctional Facilities Corp. , State of Louisiana , Revenue , 2021 , 4% ,
10/01/39 ........................................................ 1,490,000 1,390,610
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 484,552
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,364,086
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 934,695
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 524,343
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,501,695
City of Pineville , Revenue , 2024 , AG Insured , 5% , 9/01/39 ................... 2,505,000 2,664,375
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,390,558
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,449,615
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 900,000 742,325
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,110,000 932,595
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,900,000 1,720,843
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,610,000 2,152,743
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 1,250,000 1,250,610

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.82%, 12/01/44 ................................................. $ 6,500,000 $ 3,807,935
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AG Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,003,956
University of Louisiana at Lafayette , Revenue , 2018 , AG Insured , 5% , 10/01/48 ... 3,500,000 3,450,303
University of Louisiana System , Revenue , 2019 , Refunding , AG Insured , 4% , 8/01/34 1,000,000 1,008,334
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,054,688
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,096,454
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,113,473
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,160,525
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AG Insured ,
5% , 10/01/43 ................................................... 600,000 606,015
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,191,110
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,522,969
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 4,992,228
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 4,844,852
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,967,407
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,743,565
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 3,976,431
Louisiana Department of Public Safety & Corrections , Revenue , 2024 , AG Insured ,
5% , 8/01/44 .................................................... 800,000 820,127
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,234,977
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,234,385
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,882,697
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,108,243
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,470,743
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 503,170
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 30,531
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,354
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,640,489
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 1,939,034
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,036,171
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,535,338
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 1,256,250
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,019,455
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 62,049
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,074,653
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,770,376
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,594,861
Natchitoches Parish School District No. 9 , GO , 2018 , AG Insured , 5% , 3/01/38 ..... 1,440,000 1,490,134

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board ,
Revenue , 2024 B , Refunding , 5.25% , 1/01/45 ............................. $ 2,500,000 $ 2,547,186
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 998,511
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 5,000,000 4,917,021
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,490,935
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AG Insured , 5% , 4/01/48 .............................. 2,750,000 2,717,600
Revenue , 2020 D , 5% , 4/01/50 ........................................ 2,000,000 1,975,476
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,020,085
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AG Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,121,523
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AG Insured , 4% , 3/01/41 . 1,000,000 922,136
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,307,205
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,415,755
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,624,483
Gasoline & Fuels Tax , Revenue , 2025 B , Refunding , 5% , 5/01/35 .............. 1,500,000 1,701,329
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 5,355,293
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,215,326
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,887,573
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 922,855
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,492,646
200,659,665
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 395,941
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 895,864
1,291,805
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 580,538
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 859,354
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 2,290,000 1,002,539
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 613,342
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 480,809
2,956,044
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 499,694
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,143,099
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,097,041
4,739,834
Total U.S. Territories .................................................................... 4,739,834
Total Municipal Bonds (Cost $ 231,842,214 ) .....................................
212,872,184

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 $ 10,859
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
10,859
Total Long Term Investments (Cost $ 231,842,214 ) ...............................
212,883,043
a
a a a a
Short Term Investments 1.0%
Principal
Amount
Municipal Bonds 1.0%
Louisiana 1.0%
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.9% , 5/01/43 $ 2,100,000 2,100,000
Total Municipal Bonds (Cost $ 2,100,000 ) .......................................
2,100,000
Total Short Term Investments (Cost $ 2,100,000 ) .................................
2,100,000
a
Total Investments (Cost $ 233,942,214 ) 98.1% ...................................
$214,983,043
Other Assets, less Liabilities 1.9% .............................................
4,237,386
Net Assets 100.0% ...........................................................
$219,220,429
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $18,451,909, representing 8.4% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis. See Note 1 ( b ).
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $9.91 $9.75 $10.71 $10.97 $11.35
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.31 0.26 0.23 0.28
Net realized and unrealized gains (losses) (0.48) 0.01 0.16 (0.96) (0.26) (0.38)
Total from investment operations ........ (0.31) 0.32 0.47 (0.70) (0.03) (0.10)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.31) (0.26) (0.23) (0.28)
Net asset value, end of period .......... $9.45 $9.92 $9.91 $9.75 $10.71 $10.97
Total return
d
....................... (3.12)% 3.30% 4.89% (6.56)% (0.30)% (0.84)%
Ratios to average net assets
e
Expenses ......................... 0.89%
f
0.90%
f,g
0.90%
g
0.89%
g
0.87%
g
0.87%
g
Net investment income ............... 3.47% 3.15% 3.17% 2.62% 2.10% 2.55%
Supplemental data
Net assets , end of period (000’s) ........ $88,478 $96,495 $87,309 $80,313 $90,950 $78,374
Portfolio turnover rate ................ 13.72% 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $9.91 $9.75 $10.71 $10.97 $11.36
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.32 0.27 0.25 0.30
Net realized and unrealized gains (losses) (0.47) 0.01 0.16 (0.96) (0.26) (0.39)
Total from investment operations ........ (0.30) 0.34 0.48 (0.69) (0.01) (0.09)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.32) (0.27) (0.25) (0.30)
Net asset value, end of period .......... $9.45 $9.92 $9.91 $9.75 $10.71 $10.97
Total return
d
....................... (3.05)% 3.46% 5.05% (6.42)% (0.15)% (0.69)%
Ratios to average net assets
e
Expenses ......................... 0.74%
f
0.75%
f,g
0.75%
g
0.74%
g
0.72%
g
0.72%
g
Net investment income ............... 3.62% 3.30% 3.30% 2.76% 2.25% 2.72%
Supplemental data
Net assets , end of period (000’s) ........ $117,883 $135,301 $147,337 $162,447 $214,264 $240,637
Portfolio turnover rate ................ 13.72% 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.13 $10.12 $9.95 $10.94 $11.20 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.27 0.22 0.19 0.24
Net realized and unrealized gains (losses) (0.49) 0.01 0.17 (0.99) (0.26) (0.39)
Total from investment operations ........ (0.34) 0.28 0.44 (0.77) (0.07) (0.15)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.27) (0.22) (0.19) (0.24)
Net asset value, end of period .......... $9.65 $10.13 $10.12 $9.95 $10.94 $11.20
Total return
d
....................... (3.35)% 2.81% 4.47% (7.08)% (0.70)% (1.30)%
Ratios to average net assets
e
Expenses ......................... 1.28%
f
1.29%
f,g
1.29%
g
1.28%
g
1.26%
g
1.26%
g
Net investment income ............... 2.99% 2.68% 2.67% 2.15% 1.65% 2.13%
Supplemental data
Net assets , end of period (000’s) ........ $7,858 $9,278 $13,708 $17,531 $24,227 $34,896
Portfolio turnover rate ................ 13.72% 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.94 $9.93 $9.77 $10.73 $10.99 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.34 0.29 0.26 0.31
Net realized and unrealized gains (losses) (0.47) 0.01 0.16 (0.96) (0.25) (0.37)
Total from investment operations ........ (0.29) 0.35 0.50 (0.67) 0.01 (0.06)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.34) (0.29) (0.27) (0.32)
Net asset value, end of period .......... $9.47 $9.94 $9.93 $9.77 $10.73 $10.99
Total return
d
....................... (2.97)% 3.60% 5.19% (6.27)% (—)%
e
(0.55)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.60% 0.60% 0.57% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.61%
g,h
0.60%
g
0.60%
g
0.57%
g,h
0.57%
g
Net investment income ............... 3.78% 3.45% 3.46% 2.91% 2.39% 2.81%
Supplemental data
Net assets , end of period (000’s) ........ $23,861 $16,411 $10,818 $11,709 $13,771 $8,033
Portfolio turnover rate ................ 13.72% 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Rounds to less than 0.01%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.93 $9.92 $9.76 $10.73 $10.98 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.33 0.28 0.26 0.31
Net realized and unrealized gains (losses) (0.48) 0.01 0.16 (0.97) (0.25) (0.39)
Total from investment operations ........ (0.30) 0.35 0.49 (0.69) 0.01 (0.08)
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.33) (0.28) (0.26) (0.31)
Net asset value, end of period .......... $9.46 $9.93 $9.92 $9.76 $10.73 $10.98
Total return
d
....................... (2.99)% 3.56% 5.14% (6.41)% 0.04% (0.68)%
Ratios to average net assets
e
Expenses ......................... 0.64%
f
0.65%
g
0.65%
g
0.64%
g
0.62%
g
0.62%
g
Net investment income ............... 3.72% 3.40% 3.40% 2.87% 2.35% 2.81%
Supplemental data
Net assets , end of period (000’s) ........ $74,133 $77,427 $48,094 $45,667 $55,284 $57,854
Portfolio turnover rate ................ 13.72% 8.30% 12.33% 37.44% 15.00% 28.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... $ 2,650,000 $ 2,211,393
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 205,000 206,044
b
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 945,000 413,711
619,755
Maryland 86.4%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 3,000,000 2,938,493
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,363,732
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,725,000 1,727,780
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 4,659,178
a
Urbana Community Development Authority , Special Tax , 144A, 2020 C , 4% , 7/01/50 3,865,000 3,194,322
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,544,552
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 155,113
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 744,177
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 633,277
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 673,175
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,990,000 10,005,710
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,725,718
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 4,927,916
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,251,392
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 794,327
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,017,013
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,313,393
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,608,115
Maryland Department of Housing & Community Development , Revenue , 2025 C , 5.1% ,
7/01/50 ......................................................... 3,300,000 3,272,537
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,025,837
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 4,994,295
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,000,306
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 908,986
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,194,637
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,810,989
Ports America Chesapeake LLC , Revenue , 2019 A , 5% , 6/01/49 .............. 3,500,000 3,238,681
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 1,000,000 1,022,377
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 4,843,141
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 4,719,689
University of Maryland College Park , Revenue , 2016 , Refunding , AG Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,306,234
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 7,000,000 6,874,219

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ $ 2,040,000 $ 2,040,298
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,768,280
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 812,644
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,707,610
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,172,081
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,400,217
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 3,500,000 3,450,055
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,658,860
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 345,000 347,545
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,035,548
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 3,945,990
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,018,480
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 1,969,314
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 4,814,171
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,426,971
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,223,829
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 3,115,000 3,197,117
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,002,386
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,100,374
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 4,911,841
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 6,000,000 5,999,862
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 658,082
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,305,282
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 845,754
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 342,531
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,072,219
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,641,036
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 829,154
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,535,955
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,108,582
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,231,517
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,041,744
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 994,990
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 523,814
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,156,103
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 11,541,856
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,615,727
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 4,384,811
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,116,376
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,534,778
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............ 4,000,000 3,555,978
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 925,046
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... 8,000,000 8,643,398

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. $ 3,500,000 $ 2,868,479
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5% , 8/01/39 ..... 2,150,000 2,212,884
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5.25% , 8/01/54 .. 5,050,000 5,110,900
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,293,119
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,523,830
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,845,378
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........ 5,260,000 4,551,601
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 8,331,461
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,384,979
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 4,656,941
269,877,089
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,369,354
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 483,928
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 931,699
1,415,627
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 580,538
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 969,914
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 4,295,000 1,880,308
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 613,342
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 480,809
3,944,373
U.S. Territories 6.4%
District of Columbia 4.2%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,521,074
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,030,366
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,237,300
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 1,100,000 1,111,929
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,250,000 1,265,110
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 3,000,000 3,002,151
13,167,930
Puerto Rico 2.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 2,000,000 1,998,778
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,232,901

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,900,000 $ 1,742,791
6,974,470
Total U.S. Territories .................................................................... 20,142,400
Total Municipal Bonds (Cost $ 322,214,663 ) .....................................
301,160,529
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 25,083
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
25,083
Total Long Term Investments (Cost $ 322,214,663 ) ...............................
301,185,612
a
a a a a
Short Term Investments 2.4%
Principal
Amount
Municipal Bonds 2.4%
Maryland 2.4%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.7% ,
11/01/37 ........................................................ 3,500,000 3,500,000
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 3.9% , 7/01/55 .............................................. 3,900,000 3,900,000
7,400,000
Total Municipal Bonds (Cost $ 7,400,000 ) .......................................
7,400,000
Total Short Term Investments (Cost $ 7,400,000 ) .................................
7,400,000
a
Total Investments (Cost $ 329,614,663 ) 98.9% ...................................
$308,585,612
Other Assets, less Liabilities 1.1% .............................................
3,628,645
Net Assets 100.0% ...........................................................
$312,214,257
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $8,012,103, representing 2.6% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.64 $10.41 $11.48 $11.84 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.23 0.22 0.28
Net realized and unrealized gains (losses) (0.42) (0.05) 0.23 (1.07) (0.36) (0.37)
Total from investment operations ........ (0.27) 0.24 0.50 (0.84) (0.14) (0.09)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.23) (0.22) (0.27)
Net asset value, end of period .......... $10.17 $10.59 $10.64 $10.41 $11.48 $11.84
Total return
d
....................... (2.51)% 2.32% 4.88% (7.32)% (1.24)% (0.71)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.93% 0.89% 0.89% 0.88% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.90%
f
0.89%
f
0.89%
f
0.88%
f
0.86%
f
Net investment income ............... 3.00% 2.75% 2.60% 2.20% 1.83% 2.31%
Supplemental data
Net assets , end of period (000’s) ........ $40,385 $44,060 $49,501 $54,360 $64,555 $58,926
Portfolio turnover rate ................ 16.35% 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.63 $10.41 $11.47 $11.83 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.25 0.24 0.30
Net realized and unrealized gains (losses) (0.42) (0.05) 0.22 (1.06) (0.36) (0.38)
Total from investment operations ........ (0.26) 0.26 0.51 (0.81) (0.12) (0.08)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.29) (0.25) (0.24) (0.29)
Net asset value, end of period .......... $10.16 $10.58 $10.63 $10.41 $11.47 $11.83
Total return
d
....................... (2.44)% 2.47% 4.94% (7.10)% (1.09)% (0.64)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.78% 0.74% 0.74% 0.73% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.75%
f
0.74%
f
0.74%
f
0.73%
f
0.72%
f
Net investment income ............... 3.15% 2.90% 2.74% 2.35% 2.00% 2.48%
Supplemental data
Net assets , end of period (000’s) ........ $116,009 $128,711 $146,609 $166,958 $218,895 $245,351
Portfolio turnover rate ................ 16.35% 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.71 $10.76 $10.53 $11.62 $11.98 $12.35
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.23 0.19 0.17 0.23
Net realized and unrealized gains (losses) (0.42) (0.05) 0.23 (1.09) (0.36) (0.38)
Total from investment operations ........ (0.29) 0.20 0.46 (0.90) (0.19) (0.15)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.23) (0.19) (0.17) (0.22)
Net asset value, end of period .......... $10.29 $10.71 $10.76 $10.53 $11.62 $11.98
Total return
d
....................... (2.68)% 1.87% 4.41% (7.78)% (1.54)% (1.26)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.32% 1.28% 1.28% 1.27% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29%
f
1.28%
f
1.28%
f
1.27%
f
1.26%
f
Net investment income ............... 2.56% 2.31% 2.14% 1.76% 1.44% 1.90%
Supplemental data
Net assets , end of period (000’s) ........ $4,442 $5,392 $7,725 $11,612 $17,988 $27,111
Portfolio turnover rate ................ 16.35% 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.64 $10.42 $11.48 $11.84 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.26 0.25 0.31
Net realized and unrealized gains (losses) (0.42) (0.05) 0.22 (1.06) (0.35) (0.36)
Total from investment operations ........ (0.25) 0.27 0.52 (0.80) (0.10) (0.05)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.26) (0.26) (0.31)
Net asset value, end of period .......... $10.17 $10.59 $10.64 $10.42 $11.48 $11.84
Total return
d
....................... (2.37)% 2.60% 5.09% (6.96)% (0.86)% (0.50)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.63% 0.59% 0.61% 0.59% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.62%
f
0.59%
f
0.60%
f
0.58%
f
0.57%
f
Net investment income ............... 3.33% 3.02% 2.87% 2.49% 2.13% 2.60%
Supplemental data
Net assets , end of period (000’s) ........ $29,907 $14,056 $18,635 $23,528 $20,888 $16,909
Portfolio turnover rate ................ 16.35% 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.63 $10.41 $11.47 $11.83 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.26 0.25 0.30
Net realized and unrealized gains (losses) (0.42) (0.05) 0.22 (1.06) (0.36) (0.37)
Total from investment operations ........ (0.25) 0.27 0.52 (0.80) (0.11) (0.07)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.26) (0.25) (0.30)
Net asset value, end of period .......... $10.16 $10.58 $10.63 $10.41 $11.47 $11.83
Total return
d
....................... (2.39)% 2.57% 5.05% (7.01)% (0.99)% (0.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.68% 0.64% 0.64% 0.63% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.64% 0.65%
f
0.64%
f
0.64%
f
0.63%
f
0.61%
f
Net investment income ............... 3.26% 3.00% 2.84% 2.45% 2.10% 2.55%
Supplemental data
Net assets , end of period (000’s) ........ $140,222 $134,572 $84,294 $107,830 $109,947 $106,533
Portfolio turnover rate ................ 16.35% 25.42% 10.76% 11.16% 21.84% 18.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 902,693
Total Corporate Bonds (Cost $ 900,000 ) ........................................
902,693
Municipal Bonds 95.9%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,005,725
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 476,924
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,800,000 2,336,567
2,813,491
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 125,000 125,636
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 1,115,000 488,136
613,772
Massachusetts 90.6%
City of Newton , GO , 2025 , 4% , 2/01/48 ................................... 4,000,000 3,591,310
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,313,476
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,025,530
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,033,997
GO , 2024 A , 5% , 1/01/49 ............................................ 10,000,000 10,176,566
GO , 2025 C , 5% , 6/01/53 ............................................ 3,500,000 3,562,294
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,080,836
Revenue , 2005 , Refunding , AG, NATL Insured , 5.5% , 1/01/34 ................ 11,900,000 13,528,114
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,564,935
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,835,263
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,015,953
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,044,818
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/55 ............................. 5,000,000 5,190,254
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,526,797
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,473,837
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,293,381
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 2,977,589
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,004,350
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,466,827
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,750,591
Beth Israel Lahey Health Obligated Group , Revenue , N , Refunding , 5.25% , 7/01/45 8,830,000 9,046,226
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/48 ........................................................ 4,315,000 4,140,108
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 1,270,000 1,200,518
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,741,772
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,648,874
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,806,010
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,181,375
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,048,069
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,207,967

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... $ 1,500,000 $ 1,430,805
Lifespan Corp. Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 ............. 6,000,000 6,030,403
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 392,636
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 241,985
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 437,767
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 419,442
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 3,637,934
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,507,072
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 2,870,309
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 933,162
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,055,467
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,014,131
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,426,628
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 4,433,663
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,443,624
d
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,417,881
PRG Medford Properties, Inc. , Revenue , 2025 , 5.25% , 6/01/55 ............... 1,000,000 1,002,189
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 681,092
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 437,615
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,404,845
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/50 . 250,000 255,978
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/55 . 500,000 507,129
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,555,224
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,492,954
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 3,540,000 3,402,060
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 1,195,000 870,767
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,612,309
Suffolk University , Revenue , 2021 , AG Insured , 4% , 7/01/51 .................. 5,000,000 4,086,931
d
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,424,815
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,781,184
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,025,325
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,124,106
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,361,574
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,461,124
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 5,632,576
WGBH Educational Foundation , Revenue , 2002 A , AMBAC Insured , 5.75% , 1/01/42 5,100,000 5,670,336
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,692,096
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,239,957
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,029,285
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,091,833
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,410,000 2,050,794
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 1,907,675
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,053,898
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 1,500,000 1,459,189
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 9,957,408
Massachusetts Housing Finance Agency ,
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 103,457
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 40,976

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, (continued)
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... $ 1,000,000 $ 984,607
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 862,598
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,257,261
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,805,022
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 617,671
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,633,866
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,204,710
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,208,036
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 868,339
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 827,564
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,057,464
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,125,541
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,557,785
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,086,398
Revenue , B , Refunding , AG Insured , 5.25% , 8/01/28 ....................... 5,490,000 5,969,827
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,073,600
299,727,536
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,058,163
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 796,554
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,003,368
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 663,472
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 580,000 582,953
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 5,060,000 2,215,218
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 613,342
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 1,200,000 703,003
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 961,618
5,076,134
U.S. Territories 1.4%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 619,843
Puerto Rico 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 471,844
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 177,323

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 3,660,000 $ 3,357,165
4,006,332
Total U.S. Territories .................................................................... 4,626,175
Total Municipal Bonds (Cost $ 333,018,448 ) .....................................
317,384,390
Total Long Term Investments (Cost $ 333,918,448 ) ...............................
318,287,083
a
a a a a
Short Term Investments 3.1%
Municipal Bonds 3.1%
Massachusetts 3.1%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 3.65% , 3/01/48 ................................................ 5,000,000 5,000,000
e
Massachusetts Health & Educational Facilities Authority ,
Baystate Total Home Care, Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN
and Put , 3.65% , 7/01/39 ........................................... 300,000 300,000
Massachusetts Institute of Technology , Revenue , 2001 J-2 , Daily VRDN and Put ,
3.3% , 7/01/31 ................................................... 5,000,000 5,000,000
10,300,000
Total Municipal Bonds (Cost $ 10,300,000 ) ......................................
10,300,000
Total Short Term Investments (Cost $ 10,300,000 ) ................................
10,300,000
a
Total Investments (Cost $ 344,218,448 ) 99.3% ...................................
$328,587,083
Other Assets, less Liabilities 0.7% .............................................
2,377,058
Net Assets 100.0% ...........................................................
$330,964,141
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $16,481,655, representing 5.0% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.53 $10.30 $11.43 $11.84 $12.03
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.31 0.29 0.26 0.28
Net realized and unrealized gains (losses) (0.40) (0.01) 0.23 (1.14) (0.41) (0.19)
Total from investment operations ........ (0.23) 0.30 0.54 (0.85) (0.15) 0.09
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.31) (0.28) (0.26) (0.28)
Net asset value, end of period .......... $10.13 $10.52 $10.53 $10.30 $11.43 $11.84
Total return
d
....................... (2.16)% 2.94% 5.35% (7.43)% (1.35)% 0.75%
Ratios to average net assets
e
Expenses ......................... 0.83% 0.83%
f
0.83%
f
0.83%
f
0.83%
f
0.82%
f
Net investment income ............... 3.23% 2.99% 3.05% 2.71% 2.16% 2.34%
Supplemental data
Net assets , end of period (000’s) ........ $121,149 $128,058 $125,673 $120,384 $134,390 $107,468
Portfolio turnover rate ................ 12.47% 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.51 $10.52 $10.29 $11.42 $11.82 $12.02
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.33 0.30 0.28 0.30
Net realized and unrealized gains (losses) (0.39) (0.01) 0.23 (1.13) (0.40) (0.20)
Total from investment operations ........ (0.22) 0.32 0.56 (0.83) (0.12) 0.10
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.33) (0.30) (0.28) (0.30)
Net asset value, end of period .......... $10.12 $10.51 $10.52 $10.29 $11.42 $11.82
Total return
d
....................... (2.08)% 3.10% 5.52% (7.29)% (1.12)% 0.82%
Ratios to average net assets
e
Expenses ......................... 0.68% 0.68%
f
0.68%
f
0.68%
f
0.68%
f
0.67%
f
Net investment income ............... 3.38% 3.14% 3.19% 2.85% 2.32% 2.51%
Supplemental data
Net assets , end of period (000’s) ........ $386,622 $420,060 $461,520 $497,643 $628,769 $688,038
Portfolio turnover rate ................ 12.47% 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.69 $10.46 $11.61 $12.02 $12.21
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.27 0.24 0.21 0.23
Net realized and unrealized gains (losses) (0.40) (0.01) 0.23 (1.15) (0.41) (0.19)
Total from investment operations ........ (0.26) 0.26 0.50 (0.91) (0.20) 0.04
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.27) (0.24) (0.21) (0.23)
Net asset value, end of period .......... $10.28 $10.68 $10.69 $10.46 $11.61 $12.02
Total return
d
....................... (2.42)% 2.48% 4.85% (7.86)% (1.73)% 0.35%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.22%
f
1.22%
f
1.22%
f
1.22%
f
1.22%
f
Net investment income ............... 2.77% 2.54% 2.56% 2.25% 1.73% 1.93%
Supplemental data
Net assets , end of period (000’s) ........ $12,797 $15,568 $21,272 $30,730 $43,148 $60,847
Portfolio turnover rate ................ 12.47% 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.56 $10.33 $11.46 $11.87 $12.07
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.34 0.32 0.29 0.31
Net realized and unrealized gains (losses) (0.39) (0.01) 0.23 (1.14) (0.41) (0.20)
Total from investment operations ........ (0.21) 0.33 0.57 (0.82) (0.12) 0.11
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.34) (0.31) (0.29) (0.31)
Net asset value, end of period .......... $10.16 $10.55 $10.56 $10.33 $11.46 $11.87
Total return
d
....................... (2.01)% 3.22% 5.64% (7.14)% (1.06)% 0.96%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55%
f
0.55%
f
0.54%
f
0.54%
f
0.53%
f
Net investment income ............... 3.50% 3.26% 3.33% 2.99% 2.44% 2.62%
Supplemental data
Net assets , end of period (000’s) ........ $15,873 $11,617 $14,947 $9,690 $11,255 $6,228
Portfolio turnover rate ................ 12.47% 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.55 $10.32 $11.46 $11.86 $12.06
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.34 0.31 0.29 0.31
Net realized and unrealized gains (losses) (0.39) (0.01) 0.23 (1.14) (0.40) (0.20)
Total from investment operations ........ (0.21) 0.33 0.57 (0.83) (0.11) 0.11
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.34) (0.31) (0.29) (0.31)
Net asset value, end of period .......... $10.15 $10.54 $10.55 $10.32 $11.46 $11.86
Total return
d
....................... (2.03)% 3.20% 5.61% (7.26)% (1.01)% 0.92%
Ratios to average net assets
e
Expenses ......................... 0.58% 0.58%
f
0.58%
f
0.58%
f
0.58%
f
0.57%
f
Net investment income ............... 3.47% 3.24% 3.27% 2.95% 2.41% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $115,282 $114,791 $67,780 $80,068 $107,625 $102,001
Portfolio turnover rate ................ 12.47% 12.42% 8.99% 27.70% 22.05% 10.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,805,386
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,805,386
Municipal Bonds 95.7%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,220,976
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,506,392
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 572,309
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,020,000 5,023,618
10,102,319
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 280,000 281,426
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 4,415,000 1,932,843
2,214,269
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,016,957
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,692,041
3,708,998
Michigan 85.5%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,340,786
Alma Public Schools , GO , 2025 I , 5.25% , 5/01/55 ........................... 2,000,000 2,014,938
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,028,042
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 2,710,333
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 6,514,584
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,029,444
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,970,935
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 665,555
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,508,975
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,353,504
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,734,771
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,012,729
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,605,743
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,000,798
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,215,845
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 941,638
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 .............. 1,000,000 1,015,798
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 712,744
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,642,172
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,568,894
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,724,498
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,312,564

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... $ 25,000 $ 25,050
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A , AG
Insured , 5% , 7/01/34 .............................................. 30,000 30,034
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,700,562
GO , 2024 , 5% , 10/01/49 ............................................. 1,150,000 1,170,110
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,707,391
GO , 2025 , 5% , 4/01/55 ............................................. 3,000,000 3,011,223
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,070,269
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,008,247
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,019,928
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,193,661
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,525,901
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,512,371
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,477,398
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,022,101
City of Lansing ,
GO , 2023 , AG Insured , 4.25% , 6/01/53 .................................. 2,225,000 1,936,247
GO , 2023 B , Refunding , AG Insured , 5% , 6/01/48 .......................... 9,980,000 10,088,818
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,419,849
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,562,969
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 835,000 906,369
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 700,000 752,686
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 1,150,000 1,227,625
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,328,082
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,296,313
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,363,557
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,738,271
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,024,988
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 6,590,000 7,100,578
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 519,884
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,026,659
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,024,896
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,022,303
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/34 ....................... 510,000 532,577
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/36 ....................... 1,600,000 1,660,808
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/38 ....................... 1,500,000 1,545,276
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/43 ....................... 3,000,000 3,025,312
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 706,898
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,532,459
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,117,979
GO , 2017 I , 5% , 5/01/42 ............................................. 2,500,000 2,509,514
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,293,347
Ferris State University , Revenue , 2025 A , Refunding , AG Insured , 5% , 10/01/49 .... 1,800,000 1,822,892
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 1,965,493
Four Lakes Special Assessment District , Special Assessment , 2025 , AG Insured , 5% ,
6/01/55 ......................................................... 1,500,000 1,490,728
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 1,980,787

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... $ 1,110,000 $ 1,114,048
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,661,751
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 6,529,597
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 915,491
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,803,104
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,553,576
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,181,525
Water Supply System , Revenue, Senior Lien , 2025 C , Refunding , 5.25% , 7/01/55 . 1,000,000 1,026,648
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,010,864
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,017,818
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,003,239
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,111,616
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 640,117
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,015,426
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 507,648
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,529,824
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , Revenue , 2024 , BAM Insured , 5% , 8/01/49 ............... 2,540,000 2,561,706
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 557,614
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 3,949,497
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,292,877
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,845,000 1,819,651
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,112,315
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ........................... 2,920,000 2,929,471
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,301,798
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,655,824
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,136,461
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,209,713
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 1,861,569
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 6,714,287
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,031,773
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,714,261
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AG Insured , 4.375% , 5/01/47 ................................. 1,500,000 1,434,622
GO , 2024 , AG Insured , 5% , 5/01/45 .................................... 1,300,000 1,333,580
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,355,390
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 3,007,850
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,845,363
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 10,726,932
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 581,720
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 1,600,000 1,268,976
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... 1,420,000 1,472,763
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,694,214
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,656,023
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,828,252
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,781,602

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... $ 8,055,000 $ 8,300,367
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 11,998,696
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... 4,000,000 3,309,782
d
Detroit Public Lighting Authority Utility Users Tax , Revenue , 2025 A , Refunding , BAM
Insured , 5% , 7/01/44 .............................................. 500,000 506,558
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,016,705
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,181,787
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 364,613
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 505,939
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 563,672
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 580,237
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 546,023
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,129,449
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 613,197
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,165,794
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,535,451
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,676,082
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,755,877
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,004,962
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 5,802,137
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 495,000 475,081
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 2,210,000 2,211,934
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 295,047
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 1,952,484
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,229,282
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,108,571
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,917,719
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 999,966
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,671,810
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,617,386
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,599,555
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,307,186
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,628,333
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,017,241
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 10,500,000 8,067,119
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,108,404
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,508,625
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 1,885,914
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 4,000,000 2,415,924
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,000,082
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,643,706
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 4,999,634
Michigan State University , Revenue , 2025 A , Refunding , 5% , 2/15/55 ............ 5,000,000 5,034,990
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,264,405
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 6,534,505

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... $ 2,400,000 $ 2,400,127
Revenue , 2023 A , AG Insured , 5% , 10/01/47 ............................. 3,515,000 3,516,615
Revenue , 2023 A , AG Insured , 5.25% , 10/01/52 ........................... 1,000,000 1,010,948
Revenue , 2023 C , AG Insured , 5.25% , 10/01/53 ........................... 2,000,000 2,032,875
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,483,129
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,008,996
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,200,052
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,352,946
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,000,560
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,827,620
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 ................. 2,800,000 2,823,346
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,204,415
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,256,930
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ............................... 2,950,000 2,974,596
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 508,897
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 303,159
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,327,885
GO , 2025 , 5.25% , 5/01/55 ........................................... 5,750,000 5,880,852
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,777,179
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 770,820
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,078,853
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,052,729
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 4,990,852
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,533,985
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 205,000 200,640
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,019,216
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 958,124
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,029,775
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,811,579
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,867,869
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,206,628
Walled Lake Consolidated School District , GO , 2024 , 5% , 5/01/54 ............... 1,800,000 1,821,443
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 7,732,891
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,462,168
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 3,670,000 3,686,183
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,689,724
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,535,199
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 8,613,969
Wayne-Westland Community Schools , GO , 2022 , 3% , 11/01/44 ................. 2,830,000 2,081,394
Western Michigan University , Revenue , 2019 A , Refunding , 5% , 11/15/44 ......... 2,315,000 2,327,558
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,054,423
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,033,744
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 525,427
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,443,795

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Zeeland Public Schools , GO , 2025 III , Refunding , AG Insured , 5% , 5/01/45 ........ $ 310,000 $ 312,968
556,867,410
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 426,002
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 415,083
841,085
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 9,300,000 7,729,746
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 796,554
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 252,448
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 225,904
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,508,420
2,986,772
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,492,812
Wisconsin 2.8%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,305,000 1,311,645
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 20,050,000 8,777,692
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,380,019
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 7,030,033
18,499,389
U.S. Territories 2.5%
Guam 0.7%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,669,860
Revenue , 2025 A , 5.5% , 7/01/45 ...................................... 1,000,000 1,033,664
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,747,957
4,451,481
Puerto Rico 1.8%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 11,832,631
Total U.S. Territories .................................................................... 16,284,112
Total Municipal Bonds (Cost $ 672,128,523 ) .....................................
623,744,442
Total Long Term Investments (Cost $ 673,928,523 ) ...............................
625,549,828
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Michigan 1.3%
e
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
3.8% , 7/01/41 .................................................... $ 7,350,000 $ 7,350,000
e
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.95% ,
6/01/34 ......................................................... 1,400,000 1,400,000
8,750,000
Total Municipal Bonds (Cost $ 8,750,000 ) .......................................
8,750,000
Total Short Term Investments (Cost $ 8,750,000 ) .................................
8,750,000
a
Total Investments (Cost $ 682,678,523 ) 97.3% ...................................
$634,299,828
Other Assets, less Liabilities 2.7% .............................................
17,422,049
Net Assets 100.0% ...........................................................
$651,721,877
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $18,803,765, representing 2.9% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.27 $11.24 $11.03 $12.20 $12.62 $12.82
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.32 0.28 0.23 0.25
Net realized and unrealized gains (losses) (0.39) 0.02 0.20 (1.18) (0.42) (0.20)
Total from investment operations ........ (0.22) 0.36 0.52 (0.90) (0.19) 0.05
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.27) (0.23) (0.25)
Net asset value, end of period .......... $10.88 $11.27 $11.24 $11.03 $12.20 $12.62
Total return
d
....................... (1.93)% 3.29% 4.81% (7.35)% (1.59)% 0.38%
Ratios to average net assets
e
Expenses
f
......................... 0.85%
g
0.83% 0.84% 0.84% 0.83% 0.83%
Net investment income ............... 3.16% 3.00% 2.88% 2.48% 1.79% 1.96%
Supplemental data
Net assets , end of period (000’s) ........ $170,068 $179,854 $174,047 $173,008 $193,021 $160,623
Portfolio turnover rate ................ 2.04% 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.27 $11.24 $11.02 $12.19 $12.61 $12.82
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.33 0.29 0.25 0.27
Net realized and unrealized gains (losses) (0.39) 0.03 0.22 (1.17) (0.42) (0.21)
Total from investment operations ........ (0.21) 0.38 0.55 (0.88) (0.17) 0.06
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.33) (0.29) (0.25) (0.27)
Net asset value, end of period .......... $10.88 $11.27 $11.24 $11.02 $12.19 $12.61
Total return
d
....................... (1.86)% 3.45% 5.06% (7.21)% (1.44)% 0.45%
Ratios to average net assets
e
Expenses
f
......................... 0.70%
g
0.68% 0.69% 0.69% 0.69% 0.68%
Net investment income ............... 3.31% 3.15% 3.03% 2.62% 1.94% 2.13%
Supplemental data
Net assets , end of period (000’s) ........ $261,721 $290,503 $328,953 $376,659 $506,601 $583,105
Portfolio turnover rate ................ 2.04% 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.40 $11.37 $11.15 $12.33 $12.76 $12.97
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.23 0.17 0.20
Net realized and unrealized gains (losses) (0.39) 0.03 0.21 (1.18) (0.43) (0.21)
Total from investment operations ........ (0.24) 0.32 0.48 (0.95) (0.26) (0.01)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.26) (0.23) (0.17) (0.20)
Net asset value, end of period .......... $11.01 $11.40 $11.37 $11.15 $12.33 $12.76
Total return
d
....................... (2.11)% 2.84% 4.42% (7.73)% (2.05)% (0.10)%
Ratios to average net assets
e
Expenses
f
......................... 1.24%
g
1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ............... 2.72% 2.55% 2.43% 2.03% 1.36% 1.57%
Supplemental data
Net assets , end of period (000’s) ........ $22,306 $26,961 $38,418 $52,613 $81,058 $109,387
Portfolio turnover rate ................ 2.04% 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.29 $11.26 $11.04 $12.21 $12.64 $12.84
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.35 0.31 0.27 0.29
Net realized and unrealized gains (losses) (0.39) 0.03 0.21 (1.17) (0.43) (0.20)
Total from investment operations ........ (0.20) 0.40 0.56 (0.86) (0.16) 0.09
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.34) (0.31) (0.27) (0.29)
Net asset value, end of period .......... $10.90 $11.29 $11.26 $11.04 $12.21 $12.64
Total return
d
....................... (1.78)% 3.59% 5.20% (7.06)% (1.28)% 0.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54% 0.54% 0.54% 0.53% 0.53% 0.53%
Net investment income ............... 3.45% 3.29% 3.18% 2.77% 2.10% 2.26%
Supplemental data
Net assets , end of period (000’s) ........ $18,135 $23,165 $18,009 $11,973 $16,571 $13,889
Portfolio turnover rate ................ 2.04% 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.25 $11.04 $12.21 $12.63 $12.83
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.34 0.31 0.26 0.28
Net realized and unrealized gains (losses) (0.40) 0.03 0.21 (1.18) (0.42) (0.20)
Total from investment operations ........ (0.21) 0.39 0.55 (0.87) (0.16) 0.08
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.34) (0.30) (0.26) (0.28)
Net asset value, end of period .......... $10.89 $11.28 $11.25 $11.04 $12.21 $12.63
Total return
d
....................... (1.81)% 3.55% 5.07% (7.11)% (1.34)% 0.63%
Ratios to average net assets
e
Expenses
f
......................... 0.60%
g
0.58% 0.59% 0.59% 0.58% 0.58%
Net investment income ............... 3.41% 3.24% 3.12% 2.71% 2.04% 2.22%
Supplemental data
Net assets , end of period (000’s) ........ $143,676 $139,196 $148,704 $197,029 $266,255 $244,156
Portfolio turnover rate ................ 2.04% 4.25% 20.83% 19.82% 19.81% 9.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,308,900
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,335,388
6,644,288
Minnesota 96.3%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 29,905,000 27,458,343
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 4,877,698
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,916,521
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,427,813
b
Becker Independent School District No. 726 , GO , 2022 A , 4.99%, 2/01/41 ......... 1,000,000 471,763
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,776,334
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 890,241
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,164,882
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 974,745
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 886,554
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,722,555 3,972,647
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,093,661
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 353,143
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 738,000
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 800,951
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,159,663 8,973,349
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 15,874,334
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,261,507
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,665,617
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,274,277 5,683,465
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,236,844
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,283,348
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AG Insured ,
5% , 11/15/44 ................................................... 10,000,000 9,930,977
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/49 ................................................... 6,000,000 5,767,566
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,362,261
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,531,034
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,424,113
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 9,970,432
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,733,557
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 5,971,647
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,530,154
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 4,000,000 3,503,796
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,364,681
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 1,000,000 1,002,928
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,745,362
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,605,027

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ $ 7,310,000 $ 7,054,783
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 2,650,000 2,628,291
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 9,783,353
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 984,080
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 12,108,223
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,009,026
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,609,069
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 826,509
GO , 2025 A , 5.625% , 2/01/44 ......................................... 1,035,000 1,011,017
GO , 2025 A , 5.75% , 2/01/47 .......................................... 1,225,000 1,191,450
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,900,332
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,251,180
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 4,610,526
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 330,000 330,059
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 907,421
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,547,870
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,408,184
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,080,329
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 148,782
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 151,088
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 662,279
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 433,474
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 466,112
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 553,037
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 654,643
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 535,565
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 433,171
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 404,426
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 376,091
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 395,965
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 243,232
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,096,047
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,838,503
b
GO , 2021 C , 3.88%, 2/01/29 ......................................... 1,870,000 1,641,355

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
b
GO , 2021 C , 4.01%, 2/01/30 ......................................... $ 1,275,000 $ 1,071,585
b
GO , 2021 C , 4.2%, 2/01/31 .......................................... 1,325,000 1,059,914
b
GO , 2021 C , 4.39%, 2/01/32 ......................................... 1,080,000 819,446
b
GO , 2021 C , 4.57%, 2/01/33 ......................................... 1,075,000 771,388
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 2,014,018
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,873,217
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,039,217
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.68%, 2/01/38 .......................................... 4,685,000 2,655,902
GO , 2018 A , 4.9%, 2/01/39 ........................................... 4,685,000 2,464,312
GO , 2018 A , 5.13%, 2/01/40 .......................................... 4,685,000 2,277,169
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,040,071
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,103,893
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,339,687
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,225,073
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,095,582
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,842,838
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,036,526
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,272,429
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,360,835
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,664,400
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 1,870,000 1,910,513
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,096,862
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 20,846,782
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,474,786
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 4,990,633
Minnesota Health & Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,444,733
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 126,672
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 2,075,000 1,918,978
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 561,444
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 694,520
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,678,610
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 244,666
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 210,140
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 788,932
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 9,869,892
Minnesota Higher Education Facilities Authority ,
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 261,598
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 359,672
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 751,507
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 3,993,125
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,359,857
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 750,768
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,603,750
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 1,982,424
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 970,000 940,384
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 965,000 911,630
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,365,000 1,365,395
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,229,435

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ $ 1,815,000 $ 1,701,577
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 11,550,000 11,743,894
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,082,112
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,127,185
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,626,904
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 3,988,628
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 17,853,131
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/41 ....... 800,000 805,153
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 4,600,827
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 2.7%, 2/01/27 .......................................... 8,545,000 8,227,183
GO , 2018 B , 2.69%, 2/01/28 ......................................... 13,055,000 12,241,048
GO , 2018 B , 3.27%, 2/01/30 ......................................... 9,010,000 7,813,648
GO , 2018 B , 3.54%, 2/01/31 ......................................... 5,310,000 4,396,109
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 1,863,748
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,846,866
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 473,087
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 422,075
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 385,759
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,837,832
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,937,080
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,015,608
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.71%, 2/01/36 ......................................... 3,000,000 1,857,654
GO , 2016 B , 4.86%, 2/01/37 ......................................... 2,820,000 1,640,136
GO , 2016 B , 5.02%, 2/01/38 ......................................... 5,220,000 2,839,696
GO , 2016 B , 5.18%, 2/01/39 ......................................... 3,020,000 1,533,367
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AG Insured , 4.25% , 12/01/44 .................... 395,000 367,210
Electric , Revenue , 2024 A , AG Insured , 4.5% , 12/01/53 ..................... 335,000 305,976
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,807,798
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.16%, 1/01/26 .......................... 5,395,000 5,338,074
b
Revenue , 1994 A , NATL Insured , 3.23%, 1/01/27 .......................... 6,600,000 6,325,128
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,098,550
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,295,864
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,310,933
St. Cloud Independent School District No. 742 , COP , 2017 A , 4% , 2/01/38 ......... 1,000,000 979,919
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 2,923,752
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 278,117
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 956,154
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 991,308
State of Minnesota , GO , 2023 B , 4% , 8/01/43 .............................. 4,745,000 4,413,228
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 723,049
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,258,123

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
University of Minnesota, (continued)
Revenue , 2017 A , 5% , 9/01/41 ........................................ $ 3,000,000 $ 3,037,220
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,148,823
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,166,379
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,183,014
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,029,002
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,085,474
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,266,260
Virginia Housing & Redevelopment Authority ,
County of St. Louis , Revenue , 2025 A , 5% , 4/01/50 ........................ 670,000 664,074
County of St. Louis , Revenue , 2025 A , 5% , 4/01/55 ........................ 885,000 867,555
County of St. Louis , Revenue , 2025 A , 5% , 4/01/60 ........................ 1,130,000 1,099,165
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,228,770
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 4.12%, 2/01/33 .......................................... 2,470,000 1,829,910
GO , 2020 A , 4.3%, 2/01/34 ........................................... 2,470,000 1,732,518
GO , 2020 A , 4.8%, 2/01/37 ........................................... 2,470,000 1,446,214
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,683,409
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,022,490
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,049,917
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,016,193
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 197,420
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 146,448
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 120,491
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 255,458
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 352,061
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 531,343
593,289,075
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,787,939
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,866,766
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,741,615
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,610,023
Total Municipal Bonds (Cost $ 648,291,447 ) .....................................
608,939,706
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Minnesota 0.5%
d
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3.95% , 11/15/48 ..... 2,300,000 2,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota (continued)
d
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 3.1% , 11/15/64 ............................................. $ 900,000 $ 900,000
3,200,000
Total Municipal Bonds (Cost $ 3,200,000 ) .......................................
3,200,000
Total Short Term Investments (Cost $ 3,200,000 ) .................................
3,200,000
a
Total Investments (Cost $ 651,491,447 ) 99.4% ...................................
$612,139,706
Other Assets, less Liabilities 0.6% .............................................
3,767,047
Net Assets 100.0% ...........................................................
$615,906,753
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $34,023,863, representing 5.5% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.47 $10.27 $11.48 $11.85 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.34 0.31 0.28 0.29
Net realized and unrealized gains (losses) (0.51) 0.02 0.20 (1.22) (0.37) (0.24)
Total from investment operations ........ (0.32) 0.37 0.54 (0.91) (0.09) 0.05
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.34) (0.30) (0.28) (0.29)
Net asset value, end of period .......... $9.99 $10.49 $10.47 $10.27 $11.48 $11.85
Total return
d
....................... (3.07)% 3.55% 5.34% (7.92)% (0.84)% 0.41%
Ratios to average net assets
e
Expenses ......................... 0.83% 0.82%
f
0.83%
f
0.82%
f
0.81%
f
0.81%
f
Net investment income ............... 3.55% 3.31% 3.30% 2.90% 2.33% 2.42%
Supplemental data
Net assets , end of period (000’s) ........ $173,400 $186,969 $180,411 $166,355 $208,059 $169,677
Portfolio turnover rate ................ 10.42% 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.46 $10.27 $11.48 $11.84 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.35 0.32 0.30 0.31
Net realized and unrealized gains (losses) (0.51) 0.03 0.19 (1.21) (0.36) (0.26)
Total from investment operations ........ (0.32) 0.39 0.54 (0.89) (0.06) 0.05
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.35) (0.32) (0.30) (0.30)
Net asset value, end of period .......... $9.98 $10.49 $10.46 $10.27 $11.48 $11.84
Total return
d
....................... (3.10)% 3.81% 5.40% (7.78)% (0.60)% 0.48%
Ratios to average net assets
e
Expenses ......................... 0.68% 0.67%
f
0.68%
f
0.67%
f
0.66%
f
0.66%
f
Net investment income ............... 3.70% 3.46% 3.44% 3.05% 2.49% 2.58%
Supplemental data
Net assets , end of period (000’s) ........ $312,646 $353,894 $399,059 $439,718 $588,698 $647,517
Portfolio turnover rate ................ 10.42% 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.57 $10.37 $11.60 $11.97 $12.21
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.29 0.26 0.23 0.24
Net realized and unrealized gains (losses) (0.52) 0.03 0.20 (1.23) (0.37) (0.24)
Total from investment operations ........ (0.36) 0.33 0.49 (0.97) (0.14) —
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.26) (0.23) (0.24)
Net asset value, end of period .......... $10.08 $10.60 $10.57 $10.37 $11.60 $11.97
Total return
d
....................... (3.43)% 3.19% 4.87% (8.38)% (1.23)% 0.01%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.22%
f
1.23%
f
1.22%
f
1.20%
f
1.21%
f
Net investment income ............... 3.11% 2.86% 2.83% 2.45% 1.91% 2.01%
Supplemental data
Net assets , end of period (000’s) ........ $11,972 $15,414 $23,851 $33,334 $52,654 $74,779
Portfolio turnover rate ................ 10.42% 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.47 $10.28 $11.49 $11.85 $12.10
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.37 0.34 0.31 0.32
Net realized and unrealized gains (losses) (0.52) 0.02 0.19 (1.22) (0.36) (0.25)
Total from investment operations ........ (0.32) 0.40 0.56 (0.88) (0.05) 0.07
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.37) (0.33) (0.31) (0.32)
Net asset value, end of period .......... $9.99 $10.50 $10.47 $10.28 $11.49 $11.85
Total return
d
....................... (3.03)% 3.94% 5.53% (7.65)% (0.47)% 0.61%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.55%
f
0.55%
f,g
0.54%
f,g
0.52%
f
0.53%
f,g
Net investment income ............... 3.84% 3.59% 3.57% 3.17% 2.61% 2.70%
Supplemental data
Net assets , end of period (000’s) ........ $29,375 $31,167 $22,474 $20,620 $33,747 $30,329
Portfolio turnover rate ................ 10.42% 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.47 $10.27 $11.49 $11.85 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.37 0.36 0.33 0.31 0.32
Net realized and unrealized gains (losses) (0.52) 0.03 0.20 (1.22) (0.36) (0.24)
Total from investment operations ........ (0.32) 0.40 0.56 (0.89) (0.05) 0.08
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.36) (0.33) (0.31) (0.32)
Net asset value, end of period .......... $9.99 $10.50 $10.47 $10.27 $11.49 $11.85
Total return
d
....................... (3.04)% 3.91% 5.61% (7.77)% (0.50)% 0.66%
Ratios to average net assets
e
Expenses ......................... 0.58% 0.57%
f
0.58%
f
0.57%
f
0.56%
f
0.56%
f
Net investment income ............... 3.81% 3.56% 3.54% 3.15% 2.59% 2.68%
Supplemental data
Net assets , end of period (000’s) ........ $76,505 $79,685 $67,832 $70,684 $86,643 $85,456
Portfolio turnover rate ................ 10.42% 7.70% 15.60% 26.78% 21.64% 18.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 4,753,317
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 540,514
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,200,000 5,173,826
10,467,657
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 542,749
b
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,355,000 1,030,996
1,573,745
Missouri 89.5%
Affton School District No. 101 ,
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 306,272
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,680,979
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 3,976,724
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,826,760
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,168,466
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,100,484
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,890,971
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,130,079
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 951,854
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,875,716
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,863,659
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,537,522
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,515,029
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,415,696
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,047,058
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 1,883,782
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 476,299
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,486,114
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AG Insured , 5% ,
2/01/47 ......................................................... 1,775,000 1,780,209
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,580,990
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 970,094
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 937,538
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 486,627
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 17,510,544
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 838,441
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,527,033
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/35 ............... 1,000,000 1,014,126
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/36 ............... 2,125,000 2,149,339
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,774,561
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/49 ...................... 6,480,000 6,687,425
City of University City , COP , 2024 , 5% , 4/01/49 ............................. 1,205,000 1,214,168

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. $ 1,540,000 $ 1,416,524
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,697,305
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 472,265
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 322,313
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,362,884
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,548,396
County of Phelps ,
Phelps County Regional Medical Center , Revenue , 2025 , 5.375% , 12/01/50 ...... 2,500,000 2,453,045
Phelps County Regional Medical Center , Revenue , 2025 , 6% , 12/01/55 ......... 2,500,000 2,594,703
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,010,225
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,285,041
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 812,162
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 806,636
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,584,758
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,188,809
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,066,222
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,011,497
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,215,461
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,391,946
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,759,221
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,208,752
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,398,611
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,812,250
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,834,723
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,522,456
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,518,975
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,644,549
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,609,510
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 10,445,021
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,037,954
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,698,188
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,698,242
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,060,125
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 4,900,000 4,120,701
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,034,942
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,646,004
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 4,598,392
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,665,781
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,850,395
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 709,315
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. 2,610,000 2,765,388
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... 1,935,000 1,895,600
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 2,897,128
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,122,429

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... $ 9,720,000 $ 9,693,719
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 8,463,088
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,632,722
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 17,707,646
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,183,875
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,205,776
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 4,914,309
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,248,487
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,503,436
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 364,483
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 407,308
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 750,381
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,379
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 147,031
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 156,678
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 386,331
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,104,869
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,223,556
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 447,727
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 331,099
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,020,166
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,048,398
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,010,975
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 29,965,834
City of Kansas City Airport , Revenue , 2019 B , AG Insured , 5% , 3/01/49 ......... 8,000,000 7,869,619
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 4,910,658
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 3,638,819
Maplewood-Richmond Heights School District , GO , 2025 , 5% , 3/01/45 ........... 1,390,000 1,415,442
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,080,634
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,019,343
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 973,103
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,710,047
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,179,080
City of Independence , Revenue , 2025 A , AG Insured , 5% , 12/01/54 ............ 1,225,000 1,206,470
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,202,712
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,512,399
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 743,729
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,316,824
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,762,991
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,056,479
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,755,580
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,915,000 1,707,780
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,390,000 2,078,369
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,725,000 3,425,642
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,003,514
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,609,659

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. $ 1,370,000 $ 1,338,157
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,420,043
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,356,200
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,619,574
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 1,853,917
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 .... 5,000,000 4,488,187
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,411,145
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 6,999,322
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,424,822
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,696,368
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,635,000 4,201,803
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,048,176
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 1,910,817
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,414,512
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 5,685,000 5,731,581
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/49 .................. 2,175,000 2,177,608
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,800,000 2,437,091
St. Louis School District , GO , 2023 , AG Insured , 4% , 4/01/43 .................. 7,000,000 6,499,000
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 3,763,362
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 9,208,473
540,565,727
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,410,977
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,759,739
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 354,326
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,293,413
4,407,478
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,575,747
Wisconsin 2.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,542,883
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 10,690,000 4,679,976
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,456,687
a
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,381,392
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 4,825,000 2,826,659
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,442,427
14,330,024

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 5,790,000 $ 5,524,852
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,748,930
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,260,832
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,503,549
8,513,311
Total U.S. Territories .................................................................... 14,038,163
Total Municipal Bonds (Cost $ 632,366,779 ) .....................................
588,369,518
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 59,563
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
59,563
Total Long Term Investments (Cost $ 632,366,779 ) ...............................
588,429,081
a
a a a a
Short Term Investments 1.3%
Principal
Amount
Municipal Bonds 1.3%
Missouri 1.3%
e
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.9% ,
6/01/44 ........................................................ 2,500,000 2,500,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 3.75% , 3/01/40 .............................................. 5,300,000 5,300,000
7,800,000
Total Municipal Bonds (Cost $ 7,800,000 ) .......................................
7,800,000
Total Short Term Investments (Cost $ 7,800,000 ) .................................
7,800,000
a
Total Investments (Cost $ 640,166,779 ) 98.7% ...................................
$596,229,081
Other Assets, less Liabilities 1.3% .............................................
7,669,249
Net Assets 100.0% ...........................................................
$603,898,330

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $18,101,642, representing 3.0% of net assets.
b
The rate shown represents the yield at period end.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

0
a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $10.36 $10.11 $11.18 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.28 0.27 0.29
Net realized and unrealized gains (losses) (0.40) 0.01 0.25 (1.08) (0.28) (0.32)
Total from investment operations ........ (0.24) 0.32 0.55 (0.80) (0.01) (0.03)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.27) (0.27) (0.28)
Net asset value, end of period .......... $9.97 $10.37 $10.36 $10.11 $11.18 $11.46
Total return
d
....................... (2.35)% 3.10% 5.55% (7.13)% (0.18)% (0.18)%
Ratios to average net assets
e
Expenses ......................... 0.83% 0.83%
f
0.83%
f
0.83%
f
0.82%
f
0.82%
f
Net investment income ............... 3.13% 2.95% 2.97% 2.68% 2.30% 2.50%
Supplemental data
Net assets , end of period (000’s) ........ $243,534 $139,583 $131,477 $120,101 $141,419 $118,815
Portfolio turnover rate ................ 16.10% 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.35 $10.10 $11.16 $11.45 $11.76
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.32 0.29 0.28 0.30
Net realized and unrealized gains (losses) (0.41) 0.01 0.25 (1.06) (0.29) (0.31)
Total from investment operations ........ (0.24) 0.33 0.57 (0.77) (0.01) (0.01)
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.32) (0.29) (0.28) (0.30)
Net asset value, end of period .......... $9.96 $10.36 $10.35 $10.10 $11.16 $11.45
Total return
d
....................... (2.28)% 3.26% 5.71% (6.91)% (0.11)% (0.03)%
Ratios to average net assets
e
Expenses ......................... 0.68% 0.68%
f
0.68%
f
0.68%
f
0.67%
f
0.67%
f
Net investment income ............... 3.27% 3.10% 3.12% 2.83% 2.45% 2.67%
Supplemental data
Net assets , end of period (000’s) ........ $274,864 $304,010 $340,681 $372,268 $464,256 $516,756
Portfolio turnover rate ................ 16.10% 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.49 $10.23 $11.31 $11.60 $11.92
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.26 0.23 0.22 0.24
Net realized and unrealized gains (losses) (0.41) 0.01 0.26 (1.08) (0.29) (0.32)
Total from investment operations ........ (0.28) 0.27 0.52 (0.85) (0.07) (0.08)
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.26) (0.23) (0.22) (0.24)
Net asset value, end of period .......... $10.09 $10.50 $10.49 $10.23 $11.31 $11.60
Total return
d
....................... (2.62)% 2.64% 5.15% (7.51)% (0.66)% (0.66)%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.22%
f
1.23%
f
1.23%
f
1.22%
f
1.22%
f
Net investment income ............... 2.67% 2.51% 2.52% 2.23% 1.87% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $14,936 $19,978 $30,725 $40,433 $58,632 $87,934
Portfolio turnover rate ................ 16.10% 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $10.36 $10.11 $11.17 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.33 0.31 0.30 0.32
Net realized and unrealized gains (losses) (0.40) 0.01 0.25 (1.07) (0.29) (0.31)
Total from investment operations ........ (0.23) 0.35 0.58 (0.76) 0.01 0.01
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.33) (0.30) (0.30) (0.32)
Net asset value, end of period .......... $9.97 $10.37 $10.36 $10.11 $11.17 $11.46
Total return
d
....................... (2.21)% 3.40% 5.86% (6.77)% 0.03% 0.11%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.54% 0.54% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.54%
f
0.54%
f
0.54%
f
0.53%
f
0.53%
f
Net investment income ............... 3.41% 3.24% 3.27% 2.98% 2.59% 2.80%
Supplemental data
Net assets , end of period (000’s) ........ $48,574 $51,712 $41,529 $37,543 $35,920 $32,012
Portfolio turnover rate ................ 16.10% 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $10.36 $10.11 $11.17 $11.46 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.33 0.30 0.30 0.31
Net realized and unrealized gains (losses) (0.41) 0.01 0.25 (1.06) (0.29) (0.31)
Total from investment operations ........ (0.23) 0.34 0.58 (0.76) 0.01 —
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.33) (0.30) (0.30) (0.31)
Net asset value, end of period .......... $9.97 $10.37 $10.36 $10.11 $11.17 $11.46
Total return
d
....................... (2.23)% 3.36% 5.81% (6.81)% (0.01)% 0.07%
Ratios to average net assets
e
Expenses ......................... 0.58% 0.58%
f
0.58%
f
0.59%
f
0.57%
f
0.57%
f
Net investment income ............... 3.37% 3.20% 3.22% 2.97% 2.55% 2.76%
Supplemental data
Net assets , end of period (000’s) ........ $238,338 $245,037 $195,406 $191,534 $103,449 $94,236
Portfolio turnover rate ................ 16.10% 13.53% 10.78% 12.46% 7.69% 15.41%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,604,788
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,604,788
Municipal Bonds 94.7%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,089,535
Delaware 1.7%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 11,311,949
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,555,473
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,368,408
14,235,830
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 3,889,078
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 540,514
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 5,450,000 4,547,960
8,977,552
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 430,000 432,189
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,525,000 1,105,420
1,537,609
New Jersey 76.0%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AG Insured , 4% , 7/01/47 ............................................ 1,500,000 1,302,850
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 262,793
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,771,665
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,748,723
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,149,538
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 4% , 11/01/44 ..................... 1,350,000 1,182,669
Revenue , 2024 B , AG Insured , 5% , 11/01/42 ............................. 1,200,000 1,230,083
Revenue , 2024 B , AG Insured , 5% , 11/01/43 ............................. 825,000 842,098
Revenue , 2024 B , AG Insured , 5% , 11/01/44 ............................. 950,000 966,613
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5% , 11/15/42 ........... 1,000,000 1,048,530
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5.375% , 11/15/52 ........ 1,500,000 1,576,101
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 ........... 1,000,000 1,084,298
County of Monmouth ,
GO , 2025 ABCE , 5% , 3/01/37 ........................................ 6,780,000 7,614,827
GO , 2025 ABCE , 5% , 3/01/38 ........................................ 3,580,000 3,974,163
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 984,393
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,026,442
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,042,364
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,089,066
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,767,616

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ $ 1,645,000 $ 1,557,672
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,227,099
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 3,964,414
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 375,231
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 464,723
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,508,216
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 759,115
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 704,403
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 601,080
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 4,996,405
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 4,673,831
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,040,318
d
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/43 .................. 1,200,000 1,240,040
d
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 1,400,000 1,438,250
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 971,592
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,008,257
Jersey City Municipal Utilities Authority ,
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,464,176
Water Fund , Revenue , 2024 C , AG Insured , 5.25% , 10/15/54 ................. 1,500,000 1,543,775
Middlesex County Improvement Authority , Rutgers The State University of New Jersey ,
Revenue , 2023 A , 5% , 8/15/53 ........................................ 1,050,000 1,070,078
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,125,566
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,039,850
New Jersey Economic Development Authority ,
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 4,916,878
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,209,552
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 19,175,000 18,167,258
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 643,642
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 584,575
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,343,637
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/42 .................................................... 6,000,000 5,965,969
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,201,594
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,171,607
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,337,591
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,073,262
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,007,162
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/34 ........ 2,205,000 2,207,345
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/35 ........ 5,000,000 5,004,852
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,127,321
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,059,460
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,026,961
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AG Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,053,899

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. $ 400,000 $ 400,199
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,300,198
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,891,793
Seton Hall University , Revenue , 2020 C , AG Insured , 3.25% , 7/01/49 ........... 1,150,000 882,126
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 1,850,000 1,613,601
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 1,917,929
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,029,858
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 250,000 260,777
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,629,048
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,430,000 9,453,881
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 3,995,547
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 3,990,009
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 9,643,102
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/40 ........ 2,160,000 2,331,708
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,443,688
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 13,500,000 14,107,485
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 85,000 85,092
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,274,640
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 752,836
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 734,691
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,202,841
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,475,206
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 6,948,576
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 7,496,711
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,123,769
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,000,746
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,279,599
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,734,347
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,100,620
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 990,288
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,817,912
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,100,275
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 10,451,713
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 1,780,000 1,718,876
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,434,041
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 3,001,113
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 2,834,398
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 1,891,592
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 3,000,000 2,917,914
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,415,000 3,338,575
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,559,600
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 984,965
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 389,728
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,571,732
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,240,985
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 5,683,547

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. $ 3,205,000 $ 2,101,839
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,519,971
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 3,000,000 3,005,568
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 2,500,000 2,514,696
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,250,000 4,216,458
New Jersey Infrastructure Bank ,
Revenue , 2022 A-2 , 5% , 9/01/52 ...................................... 6,070,000 6,225,592
Revenue , 2024 A-W1 , 5% , 9/01/49 ..................................... 2,000,000 2,070,319
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 5,300,000 5,517,064
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 1,750,000 1,812,651
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AG Insured , 3.6%, 12/15/33 ............ 10,000,000 7,457,043
c
State of New Jersey , Revenue , 2009 A , 3.53%, 12/15/32 .................... 10,000,000 7,767,168
c
State of New Jersey , Revenue , 2009 A , 4.22%, 12/15/36 .................... 500,000 313,591
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.56%, 12/15/39 ......... 10,000,000 5,289,120
c
State of New Jersey , Revenue , 2010 A , 2.97%, 12/15/29 .................... 5,000,000 4,410,049
c
State of New Jersey , Revenue , 2010 A , 4.77%, 12/15/40 .................... 4,750,000 2,328,628
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,243,687
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 8,435,000 8,470,250
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,126,858
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,827,450
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,156,148
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 6,272,510
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,471,698
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,230,762
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,621,110
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,041,138
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,082,180
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 9,742,064
New Jersey Turnpike Authority ,
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 1,345,000 1,371,668
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,572,568
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 15,582,102
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,459,812
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 4,793,076
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,302,535
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,067,687
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... 13,900,000 14,528,265
Revenue , 2024 C , Refunding , 5% , 1/01/43 ............................... 7,360,000 7,644,094
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 10,000,000 10,380,508
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 568,775
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 598,372
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 587,533
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 538,955
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 19,031,800
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 175,000 177,461
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 672,352
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 990,851
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,000,413
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 720,016

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Passaic County Improvement Authority (The), (continued)
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ $ 1,000,000 $ 954,237
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 601,246
South Jersey Port Corp. ,
Revenue , 2017 B , 5% , 1/01/34 ........................................ 625,000 639,929
Revenue , 2017 B , 5% , 1/01/35 ........................................ 1,760,000 1,793,309
Revenue , 2017 B , 5% , 1/01/48 ........................................ 4,625,000 4,441,944
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,756,784
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 6,000,000 5,607,189
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,633,868
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,235,760
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,802,844
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,369,308
GO , 2020 A , 4% , 6/01/32 ............................................ 10,000,000 10,669,940
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 16,850,108
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ........... 5,500,000 4,807,837
623,158,123
New York 2.8%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,185,490
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,601,838
Revenue , 250 , Refunding , 5% , 10/15/47 ................................. 2,500,000 2,558,115
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 6,400,000 6,651,027
22,996,470
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,015,681
Pennsylvania 7.1%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,595,193
Delaware River Port Authority ,
Revenue , 2013 , Refunding , 5% , 1/01/37 ................................. 10,000,000 10,018,473
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,239,410
Revenue , 2018 A , 5% , 1/01/39 ........................................ 3,650,000 3,757,478
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 9,824,904
Revenue , 2025 , Refunding , 5% , 1/01/39 ................................. 2,000,000 2,167,735
Revenue , 2025 , Refunding , 5% , 1/01/40 ................................. 5,000,000 5,378,533
57,981,726
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 950,000 756,726
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,759,739
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 1,935,067
3,694,806
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,161,076

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... $ 2,015,000 $ 2,025,260
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 11,450,000 5,012,697
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,150,016
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 1,889,321
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 1,923,236
12,000,530
U.S. Territories 3.4%
Guam 2.0%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,005,307
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 850,000 811,075
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 5,700,000 5,730,312
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 6,300,000 6,420,098
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 .............. 500,000 522,778
Territory of Guam ,
Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ............................ 500,000 525,269
Revenue , 2025 G , Refunding , 5.25% , 1/01/40 ............................ 1,000,000 1,042,760
16,057,599
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,199,266
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 10,000,000 9,172,582
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 850,000 750,912
11,122,760
Total U.S. Territories .................................................................... 27,180,359
Total Municipal Bonds (Cost $ 815,047,607 ) .....................................
776,786,023
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 50,165
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
50,165
Total Long Term Investments (Cost $ 816,647,607 ) ...............................
778,440,976
a
a a a a
Short Term Investments 2.6%
Principal
Amount
Municipal Bonds 2.6%
New Jersey 2.6%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 7/01/43 ................................. 4,285,000 4,285,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New Jersey (continued)
f
New Jersey Health Care Facilities Financing Authority, (continued)
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 7/01/43 ................................. $ 16,885,000 $ 16,885,000
21,170,000
Total Municipal Bonds (Cost $ 21,170,000 ) ......................................
21,170,000
Total Short Term Investments (Cost $ 21,170,000 ) ................................
21,170,000
a
Total Investments (Cost $ 837,817,607 ) 97.5% ...................................
$799,610,976
Other Assets, less Liabilities 2.5% .............................................
20,635,728
Net Assets 100.0% ...........................................................
$820,246,704
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $19,794,009, representing 2.4% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Non-income producing.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.51 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.27 0.24 0.21 0.27
Net realized and unrealized gains (losses) (0.44) 0.04 0.25 (1.07) (0.31) (0.23)
Total from investment operations ........ (0.29) 0.32 0.52 (0.83) (0.10) 0.04
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.23) (0.21) (0.26)
Net asset value, end of period .......... $10.11 $10.55 $10.51 $10.25 $11.31 $11.62
Total return
d
....................... (2.76)% 3.10% 5.21% (7.31)% (0.89)% 0.38%
Ratios to average net assets
e
Expenses ......................... 0.85%
f
0.85%
g
0.85%
g
0.84%
g
0.82%
g
0.81%
g
Net investment income ............... 2.93% 2.68% 2.61% 2.26% 1.81% 2.27%
Supplemental data
Net assets , end of period (000’s) ........ $117,390 $130,712 $134,364 $133,789 $167,474 $145,847
Portfolio turnover rate ................ 10.00% 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.50 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.30 0.28 0.25 0.23 0.29
Net realized and unrealized gains (losses) (0.45) 0.05 0.25 (1.06) (0.31) (0.23)
Total from investment operations ........ (0.28) 0.35 0.53 (0.81) (0.08) 0.06
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.25) (0.23) (0.28)
Net asset value, end of period .......... $10.11 $10.55 $10.50 $10.25 $11.31 $11.62
Total return
d
....................... (2.69)% 3.36% 5.27% (7.17)% (0.65)% 0.44%
Ratios to average net assets
e
Expenses ......................... 0.70%
f
0.70%
g
0.70%
g
0.69%
g
0.67%
g
0.67%
g
Net investment income ............... 3.08% 2.82% 2.75% 2.41% 1.97% 2.44%
Supplemental data
Net assets , end of period (000’s) ........ $229,085 $260,291 $293,654 $339,756 $462,916 $521,406
Portfolio turnover rate ................ 10.00% 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $10.68 $10.42 $11.49 $11.81 $12.04
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.24 0.22 0.19 0.17 0.22
Net realized and unrealized gains (losses) (0.46) 0.05 0.26 (1.07) (0.33) (0.23)
Total from investment operations ........ (0.33) 0.29 0.48 (0.88) (0.16) (0.01)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.22) (0.19) (0.16) (0.22)
Net asset value, end of period .......... $10.27 $10.73 $10.68 $10.42 $11.49 $11.81
Total return
d
....................... (3.10)% 2.73% 4.70% (7.66)% (1.36)% (0.11)%
Ratios to average net assets
e
Expenses ......................... 1.24%
f
1.24%
g
1.24%
g
1.23%
g
1.21%
g
1.21%
g
Net investment income ............... 2.48% 2.22% 2.15% 1.81% 1.40% 1.87%
Supplemental data
Net assets , end of period (000’s) ........ $12,841 $15,741 $21,453 $27,303 $42,794 $63,485
Portfolio turnover rate ................ 10.00% 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.50 $10.24 $11.30 $11.61 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.27 0.25 0.30
Net realized and unrealized gains (losses) (0.45) 0.05 0.25 (1.07) (0.31) (0.23)
Total from investment operations ........ (0.29) 0.36 0.55 (0.80) (0.06) 0.07
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.29) (0.26) (0.25) (0.30)
Net asset value, end of period .......... $10.10 $10.55 $10.50 $10.24 $11.30 $11.61
Total return
d
....................... (2.71)% 3.51% 5.52% (7.05)% (0.60)% 0.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.56% 0.56% 0.54% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.56%
f
0.56%
f,g
0.55%
f
0.53%
f
0.53%
f
Net investment income ............... 3.23% 2.99% 2.89% 2.56% 2.10% 2.56%
Supplemental data
Net assets , end of period (000’s) ........ $43,015 $50,507 $28,442 $20,233 $23,000 $17,426
Portfolio turnover rate ................ 10.00% 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.50 $10.25 $11.31 $11.62 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.26 0.24 0.30
Net realized and unrealized gains (losses) (0.44) 0.05 0.25 (1.06) (0.31) (0.23)
Total from investment operations ........ (0.28) 0.36 0.54 (0.80) (0.07) 0.07
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.29) (0.26) (0.24) (0.29)
Net asset value, end of period .......... $10.11 $10.55 $10.50 $10.25 $11.31 $11.62
Total return
d
....................... (2.64)% 3.46% 5.37% (7.08)% (0.64)% 0.63%
Ratios to average net assets
e
Expenses ......................... 0.60%
f
0.60%
g
0.60%
g
0.59%
g
0.57%
g
0.57%
g
Net investment income ............... 3.19% 2.93% 2.86% 2.52% 2.06% 2.53%
Supplemental data
Net assets , end of period (000’s) ........ $148,268 $153,971 $112,197 $115,439 $132,919 $121,041
Portfolio turnover rate ................ 10.00% 10.28% 14.73% 16.87% 23.40% 15.09%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,604,788
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,604,788
Municipal Bonds 98.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,927,640
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,012,541
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 953,848
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 5,300,000 4,422,786
9,389,175
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 250,000 251,273
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,100,000 919,359
1,170,632
Illinois 0.5%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 479,198
State of Illinois , GO , 2021 A , 5% , 3/01/33 ................................. 2,000,000 2,158,544
2,637,742
New Jersey 1.0%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 903,408
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,910,599
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 345,902
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,010,700
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 314,807
5,485,416
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,354,237
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,425,903
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,700,422
8,480,562
North Carolina 85.0%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 305,969
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 302,572
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 353,429
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,035,344
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,223,159
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,853,033
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,378,444

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... $ 2,925,000 $ 3,073,658
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,403,155
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 4,883,066
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 8,678,891
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,294,467
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,579,893
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,226,704
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,114,152
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,137,809
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 338,214
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,558,995
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,003,713
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 4,015,000 3,838,583
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,202,094
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,542,701
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,579,532
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,878,849
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 3,000,000 2,658,406
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 9,054,980
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2020 A , Refunding , 4.2% , 5/01/34 ........... 2,500,000 2,523,413
County of Brunswick , GO , 2022 , 4% , 8/01/39 .............................. 1,550,000 1,535,942
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 370,905
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 323,878
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 492,548
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 204,419
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 357,807
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 4,776,554
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,273,004
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 2,865,933
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 4,671,891
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 3,918,858
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,488,705
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 989,862
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 343,696
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 381,110
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 4,672,621
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,756,234
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,277,688
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,318,368
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 7,870,000 8,455,725
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,201,233
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,512,257
Greater Asheville Regional Airport Authority , Revenue , 2023 , AG Insured , 5.25% ,
7/01/53 ......................................................... 7,500,000 7,479,173

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. $ 2,460,000 $ 2,510,452
Nash Health Care Systems ,
Revenue , 2025 , 5.75% , 2/01/50 ....................................... 1,250,000 1,303,154
Revenue , 2025 , 5.25% , 2/01/55 ....................................... 5,500,000 5,410,719
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,029,800
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,700,000 1,701,992
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 413,622
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 524,156
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 582,503
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,979,363
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,972,373
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,053,614
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,741,445
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 715,805
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 343,410
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,611,969
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,529,071
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 4,588,123
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,130,560
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,038,825
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,243,254
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,272,951
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 8,603,529
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,530,322
North Carolina Central University ,
Revenue , 2019 , AG Insured , 5% , 4/01/44 ................................ 1,575,000 1,588,519
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 823,001
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,503,294
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,211,715
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 646,999
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,470,787
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 1,953,479
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,664,996
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,628,259
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 1,998,837
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,261,111
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,955,700
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 883,000
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,048,043
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 9,960,223
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 338,900
Duke University Health System, Inc. Obligated Group , Revenue , 2016 D , Refunding ,
4% , 6/01/42 .................................................... 7,000,000 6,536,872
Duke University Health System, Inc. Obligated Group , Revenue , 2025 A , Refunding ,
5% , 6/01/42 .................................................... 1,000,000 1,032,663
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,339,546
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 730,878
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 355,000 351,317
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 181,052
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 790,758
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,318,228
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,256,842
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,268,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ $ 4,000,000 $ 3,797,501
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 19,998,698
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,787,561
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 5,462,463
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,095,446
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 4,740,195
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 897,522
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,705,108
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,057,838
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,800,862
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 827,545
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,325,198
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,061,837
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,315,622
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,678,493
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 729,602
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 710,576
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 304,327
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 464,701
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 521,484
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 371,326
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,286,442
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,481,288
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,491,433
Revenue, Senior Lien , 2017 , Refunding , AG Insured , 5% , 1/01/31 ............. 1,000,000 1,025,711
Revenue, Senior Lien , 2019 , AG Insured , 5% , 1/01/49 ...................... 2,000,000 2,002,173
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,069,645
Revenue, Senior Lien , 2024 A , AG Insured , 5% , 1/01/58 ..................... 6,740,000 6,643,879
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/35 .............. 1,300,000 1,413,627
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,888,342
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,895,735
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,327,112
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,582,343
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,330,802
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,076,221
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 3,000,000 2,954,894
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 550,646
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,677,112
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ 1,500,000 1,599,445
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 5,000,000 4,765,640
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,445,181
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... 2,500,000 2,192,878
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,362,578
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,132,796
University of North Carolina at Charlotte (The) , Revenue , 2017 , 5% , 10/01/47 ...... 5,000,000 5,036,156
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,004,568
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AG Insured , 5% , 10/01/33 ........................................... 160,000 160,100

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... $ 2,685,000 $ 2,361,612
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 920,691
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,324,684
467,923,619
South Carolina 0.4%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,991,385
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 197,060
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 194,344
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,006,736
2,398,140
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,326,944
Wisconsin 2.0%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,160,000 1,165,907
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 9,545,000 4,178,706
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,226,684
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 4,666,185
11,237,482
U.S. Territories 4.9%
Guam 2.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 802,354
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 411,380
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 279,483
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 662,607
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 3,205,000 3,058,230
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,500,000 2,513,295
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 3,200,000 3,261,002
10,988,351
Puerto Rico 2.9%
Commonwealth of Puerto Rico ,
c,d
GO , FRN , 2.563%, 11/01/43 .......................................... 96,418 60,623
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 26,735
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,104
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,107
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 22,917
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,188
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 16,784
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 21,391
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 21,118
c
GO , 2022 A-1 , 4.65%, 7/01/33 ........................................ 30,143 21,109

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 1,500,000 $ 1,499,083
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 461,748
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 186,986
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 11,700,000 10,731,921
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,854,884
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,190,000 1,051,277
16,050,975
Total U.S. Territories .................................................................... 27,039,326
Total Municipal Bonds (Cost $ 579,953,415 ) .....................................
541,008,063
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 52,324
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
52,324
Total Long Term Investments (Cost $ 581,553,415 ) ...............................
542,665,175
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
North Carolina 0.4%
f
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 G , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.95% ,
1/15/48 ......................................................... 2,300,000 2,300,000
Total Municipal Bonds (Cost $ 2,300,000 ) .......................................
2,300,000
Total Short Term Investments (Cost $ 2,300,000 ) .................................
2,300,000
a
Total Investments (Cost $ 583,853,415 ) 99.0% ...................................
$544,965,175
Other Assets, less Liabilities 1.0% .............................................
5,634,932
Net Assets 100.0% ...........................................................
$550,600,107

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $16,594,568, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Non-income producing.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.52 $11.50 $11.29 $12.54 $12.90 $13.20
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.34 0.31 0.25 0.30
Net realized and unrealized gains (losses) (0.49) 0.02 0.21 (1.26) (0.36) (0.30)
Total from investment operations ........ (0.30) 0.38 0.55 (0.95) (0.11) —
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.34) (0.30) (0.25) (0.30)
Net asset value, end of period .......... $11.03 $11.52 $11.50 $11.29 $12.54 $12.90
Total return
d
....................... (2.61)% 3.34% 4.96% (7.57)% (0.90)% 0.02%
Ratios to average net assets
e
Expenses ......................... 0.82%
f
0.81%
g
0.81%
g
0.81%
g
0.81%
g
0.80%
g
Net investment income ............... 3.40% 3.10% 3.01% 2.66% 1.94% 2.31%
Supplemental data
Net assets , end of period (000’s) ........ $241,106 $259,588 $261,839 $269,364 $315,516 $261,661
Portfolio turnover rate ................ 8.06% 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.51 $11.49 $11.28 $12.54 $12.90 $13.20
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.37 0.36 0.32 0.27 0.33
Net realized and unrealized gains (losses) (0.49) 0.03 0.21 (1.26) (0.36) (0.31)
Total from investment operations ........ (0.28) 0.40 0.57 (0.94) (0.09) 0.02
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.36) (0.32) (0.27) (0.32)
Net asset value, end of period .......... $11.03 $11.51 $11.49 $11.28 $12.54 $12.90
Total return
d
....................... (2.45)% 3.50% 5.12% (7.51)% (0.75)% 0.17%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.66%
g
0.66%
g
0.66%
g
0.66%
g
0.65%
g
Net investment income ............... 3.55% 3.25% 3.16% 2.80% 2.10% 2.49%
Supplemental data
Net assets , end of period (000’s) ........ $445,568 $492,750 $559,066 $628,747 $850,932 $929,798
Portfolio turnover rate ................ 8.06% 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.67 $11.65 $11.44 $12.71 $13.08 $13.38
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.29 0.26 0.20 0.25
Net realized and unrealized gains (losses) (0.49) 0.02 0.21 (1.28) (0.37) (0.30)
Total from investment operations ........ (0.32) 0.33 0.50 (1.02) (0.17) (0.05)
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.29) (0.25) (0.20) (0.25)
Net asset value, end of period .......... $11.18 $11.67 $11.65 $11.44 $12.71 $13.08
Total return
d
....................... (2.78)% 2.88% 4.47% (8.00)% (1.36)% (0.37)%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.20%
g
1.20%
g
1.20%
g
1.20%
g
1.20%
g
Net investment income ............... 2.94% 2.65% 2.55% 2.20% 1.52% 1.92%
Supplemental data
Net assets , end of period (000’s) ........ $27,420 $34,844 $54,356 $78,486 $125,479 $169,258
Portfolio turnover rate ................ 8.06% 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.53 $11.51 $11.30 $12.55 $12.91 $13.22
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.37 0.34 0.29 0.34
Net realized and unrealized gains (losses) (0.49) 0.02 0.21 (1.25) (0.36) (0.31)
Total from investment operations ........ (0.29) 0.41 0.58 (0.91) (0.07) 0.03
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.37) (0.34) (0.29) (0.34)
Net asset value, end of period .......... $11.04 $11.53 $11.51 $11.30 $12.55 $12.91
Total return
d
....................... (2.47)% 3.63% 5.26% (7.29)% (0.61)% 0.31%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.54% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53%
f
0.53%
f,g
0.52%
f
0.52%
f
0.51%
f
Net investment income ............... 3.68% 3.39% 3.31% 2.94% 2.23% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $20,926 $22,877 $20,781 $14,734 $21,433 $16,977
Portfolio turnover rate ................ 8.06% 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.53 $11.50 $11.30 $12.55 $12.91 $13.21
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.37 0.33 0.29 0.34
Net realized and unrealized gains (losses) (0.49) 0.03 0.20 (1.25) (0.37) (0.30)
Total from investment operations ........ (0.29) 0.42 0.57 (0.92) (0.08) 0.04
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.37) (0.33) (0.28) (0.34)
Net asset value, end of period .......... $11.04 $11.53 $11.50 $11.30 $12.55 $12.91
Total return
d
....................... (2.49)% 3.60% 5.22% (7.33)% (0.65)% 0.27%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.56%
g
0.56%
g
0.56%
g
0.56%
g
0.55%
g
Net investment income ............... 3.65% 3.35% 3.25% 2.89% 2.20% 2.58%
Supplemental data
Net assets , end of period (000’s) ........ $176,263 $181,308 $182,390 $209,487 $299,002 $295,666
Portfolio turnover rate ................ 8.06% 13.17% 9.53% 26.92% 24.59% 20.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,209,576
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,209,576
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,346,692
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 7,839,887
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,398,978
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 10,600,000 8,845,573
18,084,438
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 920,000 924,685
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 2,100,000 919,359
1,844,044
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 1,911,873
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 623,367
Ohio 90.7%
Akron City School District , COP , 2023 , AG Insured , 5% , 8/01/53 ................ 3,000,000 2,982,987
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,000,510
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 3,500,000 3,503,095
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,332,172
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,007,090
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,817,125
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,596,713
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,367,367
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................ 3,000,000 2,840,306
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,364,165
Beachwood City School District , GO , 2023 , 4% , 12/01/53 ..................... 7,575,000 6,467,796
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,057,667
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 .......... 4,000,000 2,517,846
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,050,790
Brooklyn City School District , GO , 2017 , Refunding , AG Insured , 5% , 12/01/49 ..... 9,000,000 9,040,335
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 178,185
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 185,051
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 190,832
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 192,872
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 198,258

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ $ 225,000 $ 199,603
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 209,227
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 209,930
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.58%, 12/01/32 ............................... 3,955,000 3,064,254
GO , 2005 , NATL Insured , 3.78%, 12/01/33 ............................... 2,000,000 1,472,496
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,875,945
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,910,126
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,918,957
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,051,933
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,053
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 963,661
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,362,275
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,317,690
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,082,168
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 1,979,267
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,081,341
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,027,622
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 2,855,370
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,035,718
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 8,097,292
City of St. Bernard , Income Tax , Revenue , 2013 , AG Insured , 5% , 12/01/43 ........ 3,760,000 3,718,980
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/37 . 1,000,000 995,397
c
Division of Public Power , Revenue , B-2 , NATL Insured , 5.06%, 11/15/38 ......... 10,000,000 5,211,877
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 97,857
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 668,129
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 93,524
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,597,256
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,140,175
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,132,688
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/50 ... 5,000,000 5,119,415
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 609,546
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,373,462
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 939,377
Central Ohio Regional Bond Fund , Revenue , 2025 A , 5.25% , 5/15/45 ........... 660,000 660,161
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 4,671,261
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 4,739,409
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 1,974,541
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ................... 750,000 770,473
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AG
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,038,886

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. $ 5,000,000 $ 4,690,469
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,357
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,126,808
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,713
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,709,866
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,713
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 16,069
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,356
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 4,973,668
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,054,072
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,451,961
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,501,723
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,085,946
County of Hamilton ,
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 4,935,803
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,597,083
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 2,813,385
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,009,494
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 600,000 602,012
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 4,940,804
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,557,871
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,649,235
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 864,538
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,416,236
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,845,066
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,283,096
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,022,408
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 1,878,189
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,568,333
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 350,000 309,665
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,100,194
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,103,518
GO , 2024 , 5% , 12/01/48 ............................................. 2,250,000 2,312,359
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,115,203
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,539,618
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,990,353
Grandview Heights City School District ,
GO , 2019 , 5% , 12/01/53 ............................................. 2,150,000 2,156,287
GO , 2025 , 5% , 12/01/58 ............................................. 1,260,000 1,266,671
Green Local School District , COP , 2022 , AG Insured , 5% , 11/01/52 .............. 2,000,000 1,985,774
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 10,000,000 8,832,114
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 18,370,000 16,433,655
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 2,953,872
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,885,649
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,071,133
d
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,190,312
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ 1,800,000 1,692,686
Madeira City School District , GO , Refunding , AG Insured , 5.25% , 12/01/32 ........ 9,605,000 10,686,538

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Madison-Plains Local School District , COP , 2025 , BAM Insured , 5.5% , 12/01/54 .... $ 2,000,000 $ 2,041,774
Miami University ,
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,049,908
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,090,210
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,172,632
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 125,471
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,949
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 117,099
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 384,776
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 990,718
Northeastern Local School District ,
GO , 2018 , AG Insured , 5.25% , 12/01/45 ................................. 5,420,000 5,483,366
GO , 2018 , AG Insured , 4% , 12/01/55 ................................... 5,000,000 4,190,950
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 705,455
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 553,915
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,083,700
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,785,475
d
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2009 C ,
Mandatory Put , 1.5% , 11/04/25 ....................................... 2,000,000 1,987,445
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,720,293
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 5,900,036
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 4,927,257
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,001,878
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,021,091
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,151,162
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 314,420
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,357,234
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,024,900
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 874,712
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,179,374
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 4,713,274
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 980,801
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,241,230
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,556,170
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,335,314
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,579,763
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,256,538
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,498,698
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,132,428
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 10,284,137
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,560,802
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 391,704
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 16,281,016
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,895,000 9,385,817
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,500,000 7,146,989
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 10,916,488
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 8,730,264
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 2,575,000 2,596,565
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,171,509
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 13,814,538
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 4.1%, 2/15/38 ................. 3,665,000 2,221,030

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, (continued)
c
Revenue, Junior Lien , 2013 A-2 , 4.85%, 2/15/43 ........................... $ 10,485,000 $ 4,583,464
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,031,372
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,176,137
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,345,439
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 10,472,413
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,114,027
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 6,862,696
Water Pollution Control Loan Fund , Revenue , 2021 A , 5% , 12/01/46 ............ 5,500,000 5,598,010
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,235,578
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 3,200,000 3,344,868
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 7,863,397
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 ..................... 7,660,000 6,949,273
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,470,658
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 1,905,097
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 1,000,000 1,007,493
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 1,000,000 1,002,701
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 1,000,000 1,002,701
c
Princeton City School District ,
GO , 2014 , Refunding , 5.01%, 12/01/40 ................................. 6,000,000 2,847,572
GO , 2014 , Refunding , 5.26%, 12/01/41 ................................. 6,000,000 2,609,642
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,670,093
Springboro Community City School District ,
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/27 ........................ 5,175,000 5,483,528
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/28 ........................ 2,000,000 2,168,724
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,750,060
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,442,244
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,088,950
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,239,587
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 941,029
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 4,946,409
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,040,975
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,774,991
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,074,428
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 5,451,257
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,267,464
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,710,115
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,559,346
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,018,981
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 350,000 310,904
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,093,079
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,288,432
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,162,158
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 3,683,861
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,113,653
University of Akron (The) , Revenue , 2018 A , Refunding , 5% , 1/01/42 ............. 5,725,000 5,770,142
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,208,289
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 8,501,910

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Cincinnati, (continued)
Revenue , 2024 A , 5.25% , 6/01/49 ..................................... $ 6,350,000 $ 6,557,990
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 1,650,000 1,691,001
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,795,396
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,662,166
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,902,861
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,860,025
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,687,923
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,082,776
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,218,635
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 935,000 958,633
Ohio Communities Accelerator Fund , Revenue , 2025 A , 5.25% , 12/01/40 ........ 380,000 383,017
Ohio Communities Accelerator Fund , Revenue , 2025 A , 6.75% , 12/01/56 ........ 1,650,000 1,786,883
Ohio Communities Accelerator Fund , Revenue , 2025 C , 6% , 12/01/42 .......... 1,020,000 1,061,886
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,276,552
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,526,320
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,986,541
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,380,735
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ... 3,000,000 3,018,197
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 6,470,552
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,024,101
827,094,991
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,100,000 2,469,317
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 239,469
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,300,149
4,539,618
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,570,955
Wisconsin 2.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,285,000 4,306,819
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 9,545,000 4,178,706
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,376,700
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,578,599
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 21,750,000 12,741,935
26,182,759
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 999,389
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,369

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. $ 440,000 $ 461,747
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 243,059
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ..
1,100,000 971,769
3,669,333
Total U.S. Territories .................................................................... 3,669,333
Total Municipal Bonds (Cost $ 937,636,996 ) .....................................
891,337,387
Total Long Term Investments (Cost $ 940,836,996 ) ...............................
894,546,963
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Ohio 0.7%
e
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.95% , 8/15/51 .......... 6,750,000 6,750,000
Total Municipal Bonds (Cost $ 6,750,000 ) .......................................
6,750,000
Total Short Term Investments (Cost $ 6,750,000 ) .................................
6,750,000
a
Total Investments (Cost $ 947,586,996 ) 98.9% ...................................
$901,296,963
Other Assets, less Liabilities 1.1% .............................................
9,986,043
Net Assets 100.0% ...........................................................
$911,283,006
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $64,479,710, representing 7.1% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.53 $10.35 $11.45 $11.73 $12.00
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.32 0.31 0.27 0.23 0.26
Net realized and unrealized gains (losses) (0.45) (0.01) 0.18 (1.10) (0.28) (0.27)
Total from investment operations ........ (0.27) 0.31 0.49 (0.83) (0.05) (0.01)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.31) (0.27) (0.23) (0.26)
Net asset value, end of period .......... $10.08 $10.52 $10.53 $10.35 $11.45 $11.73
Total return
d
....................... (2.54)% 3.04% 4.80% (7.27)% (0.48)% (0.07)%
Ratios to average net assets
e
Expenses ......................... 0.81% 0.81%
f
0.82%
f
0.81%
f
0.80%
f
0.80%
f
Net investment income ............... 3.43% 3.08% 3.03% 2.56% 1.93% 2.20%
Supplemental data
Net assets , end of period (000’s) ........ $198,152 $209,434 $202,385 $208,460 $251,006 $218,010
Portfolio turnover rate ................ 12.39% 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.52 $10.34 $11.44 $11.72 $11.99
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.33 0.29 0.25 0.28
Net realized and unrealized gains (losses) (0.45) —
d
0.17 (1.11) (0.28) (0.27)
Total from investment operations ........ (0.27) 0.34 0.50 (0.82) (0.03) 0.01
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.32) (0.28) (0.25) (0.28)
Net asset value, end of period .......... $10.07 $10.52 $10.52 $10.34 $11.44 $11.72
Total return
e
....................... (2.56)% 3.19% 5.06% (7.14)% (0.33)% 0.08%
Ratios to average net assets
f
Expenses ......................... 0.66% 0.66%
g
0.67%
g
0.66%
g
0.65%
g
0.65%
g
Net investment income ............... 3.59% 3.23% 3.19% 2.71% 2.08% 2.37%
Supplemental data
Net assets , end of period (000’s) ........ $409,956 $452,986 $513,161 $562,620 $731,732 $805,688
Portfolio turnover rate ................ 12.39% 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.69 $10.50 $11.63 $11.91 $12.19
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.27 0.23 0.18 0.22
Net realized and unrealized gains (losses) (0.44) (0.01) 0.18 (1.14) (0.28) (0.29)
Total from investment operations ........ (0.29) 0.27 0.45 (0.91) (0.10) (0.07)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.22) (0.18) (0.21)
Net asset value, end of period .......... $10.24 $10.68 $10.69 $10.50 $11.63 $11.91
Total return
d
....................... (2.70)% 2.57% 4.40% (7.79)% (0.79)% (0.63)%
Ratios to average net assets
e
Expenses ......................... 1.20% 1.20%
f
1.21%
f
1.20%
f
1.19%
f
1.19%
f
Net investment income ............... 2.97% 2.62% 2.58% 2.10% 1.50% 1.80%
Supplemental data
Net assets , end of period (000’s) ........ $13,982 $18,008 $27,772 $43,030 $72,237 $98,075
Portfolio turnover rate ................ 12.39% 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.53 $10.35 $11.45 $11.73 $12.00
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.34 0.30 0.26 0.29
Net realized and unrealized gains (losses) (0.44) (0.01) 0.18 (1.10) (0.28) (0.27)
Total from investment operations ........ (0.25) 0.34 0.52 (0.80) (0.02) 0.02
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.34) (0.30) (0.26) (0.29)
Net asset value, end of period .......... $10.08 $10.52 $10.53 $10.35 $11.45 $11.73
Total return
d
....................... (2.40)% 3.33% 5.09% (7.01)% (0.12)% 0.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.53% 0.54% 0.53% 0.52% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.52% 0.53%
f
0.54%
f
0.52%
f
0.52%
f,g
0.52%
f,g
Net investment income ............... 3.73% 3.37% 3.32% 2.85% 2.21% 2.49%
Supplemental data
Net assets , end of period (000’s) ........ $26,209 $27,070 $23,591 $21,344 $26,269 $22,928
Portfolio turnover rate ................ 12.39% 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.54 $10.35 $11.46 $11.73 $12.01
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.34 0.30 0.26 0.29
Net realized and unrealized gains (losses) (0.44) (0.01) 0.18 (1.12) (0.27) (0.28)
Total from investment operations ........ (0.25) 0.34 0.52 (0.82) (0.01) 0.01
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.33) (0.29) (0.26) (0.29)
Net asset value, end of period .......... $10.09 $10.53 $10.54 $10.35 $11.46 $11.73
Total return
d
....................... (2.41)% 3.29% 5.16% (7.12)% (0.15)% 0.09%
Ratios to average net assets
e
Expenses ......................... 0.56% 0.56%
f
0.57%
f
0.56%
f
0.55%
f
0.55%
f
Net investment income ............... 3.68% 3.33% 3.28% 2.80% 2.18% 2.45%
Supplemental data
Net assets , end of period (000’s) ........ $140,973 $147,162 $134,601 $134,222 $181,163 $171,322
Portfolio turnover rate ................ 12.39% 11.31% 15.03% 32.94% 19.83% 18.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,507,481
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,507,481
Municipal Bonds 96.9%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,933,365
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 953,848
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 8,400,000 7,009,699
7,963,547
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 969,914
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 4,520,000 1,978,811
2,948,725
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,276,615
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 820,287
3,096,902
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,258,223
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,069,603
4,327,826
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 4,592,294
Oregon 86.1%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,254,255
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,482,724
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,500,000 5,282,689
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,176,189
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.34%, 6/15/31 ............. 1,000,000 825,407
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,094,794
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,591,348
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,574,961
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,140,711
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 337,796
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,454,248
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 461,712
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,729,945
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,529,945
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,537,452
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 845,000 848,364

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... $ 2,330,000 $ 2,070,338
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,513,713
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,770,677
City of Portland , Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% ,
10/01/54 ........................................................ 5,660,000 5,720,135
City of Redmond , GO , 2025 A , 5.5% , 6/01/52 .............................. 1,500,000 1,545,763
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,288,490
Clackamas County School District No. 12 North Clackamas ,
c
GO , 2017 A , 5.4%, 6/15/40 ........................................... 8,940,000 4,104,626
c
GO , 2017 A , Pre-Refunded , 4.36%, 6/15/40 .............................. 1,060,000 564,070
c
GO , 2017 A , 5.63%, 6/15/42 .......................................... 29,265,000 11,673,255
c
GO , 2017 A , Pre-Refunded , 4.4%, 6/15/42 ............................... 3,505,000 1,699,998
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,776,936
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,643,946
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 4.26%, 6/15/37 ................................................ 12,130,000 7,414,936
GO , 4.46%, 6/15/38 ................................................ 12,495,000 7,151,908
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,353,333
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,017,107
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,805,481
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,588,305
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,047,504
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 6,654,763
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,390,279
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,631,850
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,760,000 2,761,109
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,060,137
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,881,521
c
GO , 2019 B , 5.08%, 6/15/40 ......................................... 705,000 338,778
c
GO , 2019 B , 5.22%, 6/15/41 ......................................... 710,000 317,974
c
GO , 2019 B , 5.35%, 6/15/42 ......................................... 610,000 254,339
c
GO , 2019 B , 5.42%, 6/15/43 ......................................... 820,000 320,732
c
GO , 2019 B , 5.47%, 6/15/44 ......................................... 1,115,000 409,671
c
GO , 2019 B , 5.51%, 6/15/45 ......................................... 985,000 340,616
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 987,719
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AG Insured ,
4% , 8/15/45 .................................................... 5,620,000 4,917,233
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,114,650
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,142,807
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,348,935
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 10,950,000 10,981,699
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... 10,790,000 10,197,584
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,036,259
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,062,273
Multnomah County School District No. 1J Portland , GO , 2023 , 4% , 6/15/41 ........ 10,000,000 9,297,346
c
Multnomah County School District No. 40 ,
GO , 2012 B , 2.81%, 6/15/27 ......................................... 2,655,000 2,526,778
GO , 2012 B , 2.86%, 6/15/28 ......................................... 2,495,000 2,306,585

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
Multnomah County School District No. 40, (continued)
GO , 2012 B , 2.96%, 6/15/29 ......................................... $ 2,595,000 $ 2,323,465
GO , 2012 B , 3.13%, 6/15/30 ......................................... 1,885,000 1,626,624
GO , 2012 B , 3.33%, 6/15/31 ......................................... 2,030,000 1,679,395
GO , 2012 B , 3.51%, 6/15/32 ......................................... 2,000,000 1,581,992
GO , 2023 A , 3.13%, 6/15/30 .......................................... 425,000 366,745
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,030,573
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 24,686,033
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 2,345,000 2,365,749
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,730,181
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 11,576,924
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 23,074,263
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 9,967,779
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 665,000 662,000
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,562,186
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,424,653
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 25,590,703
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,459,052
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 3,943,650
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,528,959
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,074,728
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 225,835
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,049,884
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 403,586
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 467,832
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,381,170
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 9,876,981
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,913,834
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 36,307,330
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,280,373
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,701,596
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,610,140
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,805,521
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,145,324
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,725,809
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,136,427
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,564,046
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,365,223
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 13,818,976
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 966,788
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 557,153
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 501,294
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,126,039
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,347,157
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 136,300
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 266,204
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 321,689
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 522,809
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 390,561

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... $ 400,000 $ 403,642
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 370,630
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,361,355
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,001,313
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 16,983,125
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 2.96%, 6/15/30 ......................................... 8,500,000 7,390,452
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 5,933,589
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 2,846,534
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,213,083
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,021,561
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,446,496
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,301,787
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 23,906,924
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,107,312
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,156,806
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley , GO , 2018 B ,
5% , 6/15/36 ...................................................... 350,000 362,949
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,294,953
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 731,698
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,144,134
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,463,564
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,034,625
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 265,865
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 317,461
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,269,655
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,630,987
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,150,681
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 1,003,132
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,485,649
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,127,229
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 19,354,845
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.84%, 6/15/38 .......................................... 2,350,000 1,284,308
GO , 2018 A , 4.97%, 6/15/39 .......................................... 3,275,000 1,677,719
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 2.98%, 6/15/29 ......................................... 2,545,000 2,276,998
GO , 2012 B , 3.15%, 6/15/30 ......................................... 2,490,000 2,146,673
GO , 2012 B , 3.35%, 6/15/31 ......................................... 3,140,000 2,594,729
Yachats Rural Fire Protection District , GO , 2017 , AG Insured , 5% , 6/15/47 ......... 1,600,000 1,601,559
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,125,323
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,156,366
679,471,944
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,389,662

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 $ 250,000 $ 263,415
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 263,059
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,010,104
3,536,578
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 1,990,417
Wisconsin 2.8%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,500,000 4,522,913
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 20,520,000 8,983,453
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,840,026
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 6,824,991
22,171,383
U.S. Territories 3.7%
Puerto Rico 3.7%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,094,103
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,299,205
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,370
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 17,925,000 16,441,853
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,782,327
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,820,000 1,607,835
29,218,693
Total U.S. Territories .................................................................... 29,218,693
Total Municipal Bonds (Cost $ 804,928,618 ) .....................................
764,641,336
Shares
Escrows and Litigation Trusts 0.0%
†
a ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 89,408
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
89,408
Total Long Term Investments (Cost $ 807,428,618 ) ...............................
767,238,225
a
a a a a
Short Term Investments 1.7%
Principal
Amount
Municipal Bonds 1.7%
Oregon 1.7%
e
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 3.75% , 8/01/34 ................................. 9,800,000 9,800,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Oregon (continued)
e
Oregon State Facilities Authority, (continued)
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.8% , 8/01/34 .................................. $ 4,000,000 $ 4,000,000
13,800,000
Total Municipal Bonds (Cost $ 13,800,000 ) ......................................
13,800,000
Total Short Term Investments (Cost $ 13,800,000 ) ................................
13,800,000
a
Total Investments (Cost $ 821,228,618 ) 98.9% ...................................
$781,038,225
Other Assets, less Liabilities 1.1% .............................................
8,233,455
Net Assets 100.0% ...........................................................
$789,271,680
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $52,677,373, representing 6.7% of net assets.
c
The rate shown represents the yield at period end.
d
Non-income producing.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.87 $8.85 $8.64 $9.64 $9.89 $10.11
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.26 0.22 0.20 0.26
Net realized and unrealized gains (losses) (0.44) 0.02 0.21 (1.00) (0.25) (0.23)
Total from investment operations ........ (0.29) 0.29 0.47 (0.78) (0.05) 0.03
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.26) (0.22) (0.20) (0.25)
Net asset value, end of period .......... $8.44 $8.87 $8.85 $8.64 $9.64 $9.89
Total return
d
....................... (3.23)% 3.36% 5.51% (8.13)% (0.56)% 0.32%
Ratios to average net assets
e
Expenses ......................... 0.83% 0.83%
f
0.84%
f
0.82%
f
0.81%
f
0.81%
f
Net investment income ............... 3.48% 3.06% 2.98% 2.48% 2.00% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $141,206 $151,007 $153,588 $150,381 $175,896 $146,124
Portfolio turnover rate ................ 10.99% 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.86 $8.85 $8.64 $9.64 $9.89 $10.11
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.28 0.27 0.23 0.22 0.27
Net realized and unrealized gains (losses) (0.43) 0.02 0.21 (1.00) (0.25) (0.23)
Total from investment operations ........ (0.27) 0.30 0.48 (0.77) (0.03) 0.04
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.23) (0.22) (0.26)
Net asset value, end of period .......... $8.44 $8.86 $8.85 $8.64 $9.64 $9.89
Total return
d
....................... (3.05)% 3.40% 5.67% (7.99)% (0.41)% 0.47%
Ratios to average net assets
e
Expenses ......................... 0.68% 0.68%
f
0.69%
f
0.67%
f
0.66%
f
0.67%
f
Net investment income ............... 3.63% 3.20% 3.12% 2.63% 2.16% 2.77%
Supplemental data
Net assets , end of period (000’s) ........ $362,063 $401,736 $446,528 $494,179 $644,308 $709,450
Portfolio turnover rate ................ 10.99% 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.98 $8.97 $8.76 $9.77 $10.02 $10.24
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.22 0.18 0.16 0.22
Net realized and unrealized gains (losses) (0.43) 0.02 0.21 (1.01) (0.25) (0.23)
Total from investment operations ........ (0.30) 0.25 0.43 (0.83) (0.09) (0.01)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.22) (0.18) (0.16) (0.21)
Net asset value, end of period .......... $8.55 $8.98 $8.97 $8.76 $9.77 $10.02
Total return
d
....................... (3.39)% 2.78% 5.01% (8.49)% (0.95)% (0.08)%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.22%
f
1.23%
f
1.22%
f
1.21%
f
1.21%
f
Net investment income ............... 3.02% 2.61% 2.52% 2.03% 1.60% 2.21%
Supplemental data
Net assets , end of period (000’s) ........ $16,573 $20,648 $29,997 $41,736 $63,426 $104,823
Portfolio turnover rate ................ 10.99% 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $8.86 $8.65 $9.66 $9.90 $10.12
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.25 0.23 0.28
Net realized and unrealized gains (losses) (0.43) 0.02 0.21 (1.02) (0.24) (0.22)
Total from investment operations ........ (0.27) 0.32 0.49 (0.77) (0.01) 0.06
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.24) (0.23) (0.28)
Net asset value, end of period .......... $8.45 $8.88 $8.86 $8.65 $9.66 $9.90
Total return
d
....................... (3.10)% 3.65% 5.80% (7.95)% (0.17)% 0.61%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.55% 0.55% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55%
f,g
0.55%
f,g
0.54%
f
0.52%
f
0.53%
f
Net investment income ............... 3.75% 3.33% 3.26% 2.84% 2.29% 2.86%
Supplemental data
Net assets , end of period (000’s) ........ $8,375 $7,907 $9,516 $8,556 $5,802 $4,300
Portfolio turnover rate ................ 10.99% 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $8.86 $8.65 $9.66 $9.90 $10.12
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.28 0.24 0.23 0.28
Net realized and unrealized gains (losses) (0.44) 0.03 0.21 (1.01) (0.24) (0.23)
Total from investment operations ........ (0.28) 0.32 0.49 (0.77) (0.01) 0.05
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.28) (0.24) (0.23) (0.27)
Net asset value, end of period .......... $8.45 $8.88 $8.86 $8.65 $9.66 $9.90
Total return
d
....................... (3.11)% 3.62% 5.76% (7.99)% (0.21)% 0.57%
Ratios to average net assets
e
Expenses ......................... 0.58% 0.58%
f
0.59%
f
0.57%
f
0.56%
f
0.56%
f
Net investment income ............... 3.72% 3.31% 3.22% 2.71% 2.26% 2.85%
Supplemental data
Net assets , end of period (000’s) ........ $132,241 $129,987 $67,187 $71,451 $106,979 $105,603
Portfolio turnover rate ................ 10.99% 18.22% 11.97% 30.73% 36.04% 28.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,005,985
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,005,985
Municipal Bonds 100.5%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 4,876,780
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 635,899
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,700,000 5,591,070
11,103,749
Georgia 0.1%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 305,000 306,553
c
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 755,000 330,531
637,084
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 5,748,672
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,087,146
10,835,818
Pennsylvania 94.8%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 3,100,000 2,787,932
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 1,505,000 1,333,492
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,641,962
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,575,149
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,367,691
Revenue , 2023 A , AG Insured , 5.5% , 1/01/53 ............................. 5,000,000 5,093,547
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 4,000,000 4,140,443
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 704,873
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,089,366
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 1,924,032
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,380,412
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/37 .......... 1,000,000 1,050,173
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,365,224
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,799,646
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 612,397
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 604,398
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,690,819
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,934,691
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,651,938
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,478,477
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 8,941,751

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 965,782
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 547,620
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,249,449
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 738,877
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,052,275
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,108,962
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 960,266
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 953,554
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,063,398
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,291,325
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 7,619,939
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,835,346
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,135,266
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,215,335
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,565,868
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,036,981
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 921,349
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 492,399
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,324,575
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 373,079
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 834,150
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,189,568
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 394,005
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 648,660
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 719,868
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/37 ............................................ 2,000,000 2,096,893
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,229,167
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,679,175
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,394,689
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 9,768,230
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,454,894
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 4,858,397
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,304,996
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,238,138
Water & Wastewater , Revenue , 2024 C , AG Insured , 5.25% , 9/01/54 ........... 5,000,000 5,151,960
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,399,553
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/34 .................................................... 10,000,000 10,007,001
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,095,856
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,025,253
County of Jefferson ,
GO , 2021 , Refunding , AG Insured , 3% , 12/15/37 .......................... 770,000 686,839

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Jefferson, (continued)
GO , 2021 , Refunding , AG Insured , 3% , 12/15/39 .......................... $ 520,000 $ 446,207
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,390,833
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,065,000 1,074,483
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,621,844
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,841,760
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,009,209
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,064,960
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,533,320
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 828,986
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 2,867,401
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,187,573
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,681,751
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,048,039
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 848,545
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 841,978
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,557,687
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,185,224
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 573,606
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 898,800
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 875,075
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 868,681
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,233,131
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,377,659
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,165,166
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,468,822
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,335,034
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,110,222
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 382,147
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,736,376
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,100,891
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,177,922
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 488,779
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 1,250,000 1,136,111
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,070,429
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,058,931
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 574,731

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Latrobe Industrial Development Authority, (continued)
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ $ 800,000 $ 589,354
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ... 6,500,000 5,751,087
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,608,729
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,074,394
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,747,094
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,525,226
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,824
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,498,074
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,727,704
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,488,035
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,251,904
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 7,949,634
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,233,822
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 4,763,313
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 516,792
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 1,904,050
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,444,180
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 8,897,314
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 1,996,025
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,507,163
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 1,950,799
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,851,673
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,005,589
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AG Insured , 3% ,
12/01/38 ........................................................ 500,000 436,633
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,409,104
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AG Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,089,846
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 906,113
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 732,287
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 636,258
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,691,901
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,027,751
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,176,547
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AG Insured , 4% , 1/01/41 1,015,000 960,513
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 512,817
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,330,691
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 2,000,000 1,916,979

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 $ 2,365,000 $ 2,333,603
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,451,518
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,342,250
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,215,918
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,097,029
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,178,669
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,862,806
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 2,953,023
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,247,350
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,870,466
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 7,000,000 7,003,422
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 13,991,259
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,121,730
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 5,917,006
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.25% , 8/15/50 ......................................... 3,000,000 3,066,899
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,270,782
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,564,581
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,322,831
d
Revenue , 2025-150A , Refunding , 4.9% , 10/01/40 .......................... 6,000,000 6,033,540
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,490,000
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,086,171
Revenue , 2023 , 5.25% , 9/01/48 ....................................... 3,000,000 3,115,978
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,163,035
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,488,783
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 9,373,645
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,632,696
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,149,601
d
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 11,100,000 11,444,707
e
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 7,650,000 7,863,865
Philadelphia Authority for Industrial Development ,
f
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,070,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,114,591
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 155,000 161,106
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 295,701
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,354,139
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,523,548
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,460,332
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,310,762
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,336,088
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,022,076
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 10,860,790
Revenue , 17th A , AG Insured , 5.25% , 8/01/54 ............................ 2,000,000 2,035,720
Philadelphia Housing Authority , Revenue , 2025 A , 5.25% , 3/01/43 ............... 3,375,000 3,446,372
Philadelphia Housing Authority Development Corp. , Revenue , 2025 A , 5.25% , 3/01/45 2,500,000 2,526,171
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,616,362
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,460,590

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, (continued)
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. $ 1,650,000 $ 1,762,901
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,784,981
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,657,364
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. 3,845,000 3,862,473
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,440,440
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2016 , Refunding , 5% , 11/01/37 .............. 4,000,000 4,020,673
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 1,856,350
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 1,895,962
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 1,942,871
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,091,224
State College Area School District , GO , 2018 , 5% , 5/15/44 .................... 3,500,000 3,559,471
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/32 ........................................................ 7,095,000 7,250,063
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/33 ........................................................ 3,000,000 3,060,392
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/44 ............. 1,000,000 1,031,346
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/45 ............. 750,000 770,110
Township of Northampton , GO , 2021 , 4% , 5/15/39 ........................... 1,495,000 1,456,212
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 866,033
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,271,100
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,061,558
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 763,281
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,449,341
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,296,614
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 1,992,136
626,362,289
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 796,554
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,365,082
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,575,747
Wisconsin 0.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,415,000 1,422,205
c
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 3,435,000 1,503,809
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,456,687
4,382,701
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,099,328
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,369

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 4,000,000 $ 3,669,033
5,761,730
Total U.S. Territories .................................................................... 5,761,730
Total Municipal Bonds (Cost $ 724,219,227 ) .....................................
663,820,754
Shares
Escrows and Litigation Trusts 0.0%
†
a ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 65,723
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
65,723
Total Long Term Investments (Cost $ 726,219,227 ) ...............................
665,892,462
a
a a a a
Short Term Investments 1.9%
Principal
Amount
Municipal Bonds 1.9%
Pennsylvania 1.9%
h
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.75% , 12/01/37 ............................................... 1,500,000 1,500,000
h
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 3.85% ,
6/01/35 ......................................................... 1,600,000 1,600,000
h
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 3.95% , 7/01/54 ............................................. 9,500,000 9,500,000
12,600,000
Total Municipal Bonds (Cost $ 12,600,000 ) ......................................
12,600,000
Total Short Term Investments (Cost $ 12,600,000 ) ................................
12,600,000
a
Total Investments (Cost $ 738,819,227 ) 102.7% ..................................
$678,492,462
Other Assets, less Liabilities (2.7) % ...........................................
(18,034,007)
Net Assets 100.0% ...........................................................
$660,458,455

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $29,238,524, representing 4.4% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
Non-income producing.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $9.99 $9.72 $10.79 $11.13 $11.42
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.26 0.23 0.19 0.22
Net realized and unrealized gains (losses) (0.48) 0.03 0.27 (1.08) (0.34) (0.29)
Total from investment operations ........ (0.33) 0.30 0.53 (0.85) (0.15) (0.07)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.26) (0.22) (0.19) (0.22)
Net asset value, end of period .......... $9.55 $10.02 $9.99 $9.72 $10.79 $11.13
Total return
d
....................... (3.25)% 2.96% 5.66% (7.85)% (1.38)% (0.58)%
Ratios to average net assets
e
Expenses ......................... 0.87%
f
0.88%
g
0.88%
g
0.86%
g
0.84%
g
0.84%
g
Net investment income ............... 3.00% 2.72% 2.65% 2.28% 1.71% 1.97%
Supplemental data
Net assets , end of period (000’s) ........ $81,102 $85,789 $84,618 $87,137 $108,135 $107,395
Portfolio turnover rate ................ 12.39% 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $9.99 $9.72 $10.79 $11.12 $11.42
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.24 0.21 0.24
Net realized and unrealized gains (losses) (0.47) 0.03 0.27 (1.07) (0.33) (0.30)
Total from investment operations ........ (0.32) 0.32 0.54 (0.83) (0.12) (0.06)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.24) (0.21) (0.24)
Net asset value, end of period .......... $9.55 $10.02 $9.99 $9.72 $10.79 $11.12
Total return
d
....................... (3.18)% 3.22% 5.71% (7.71)% (1.15)% (0.52)%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.73%
g
0.73%
g
0.71%
g
0.69%
g
0.69%
g
Net investment income ............... 3.15% 2.87% 2.80% 2.42% 1.86% 2.15%
Supplemental data
Net assets , end of period (000’s) ........ $173,866 $190,980 $211,988 $235,354 $316,275 $353,874
Portfolio turnover rate ................ 12.39% 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.17 $9.89 $10.98 $11.32 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.22 0.18 0.15 0.18
Net realized and unrealized gains (losses) (0.49) 0.03 0.28 (1.09) (0.34) (0.30)
Total from investment operations ........ (0.36) 0.26 0.50 (0.91) (0.19) (0.12)
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.22) (0.18) (0.15) (0.18)
Net asset value, end of period .......... $9.72 $10.20 $10.17 $9.89 $10.98 $11.32
Total return
d
....................... (3.49)% 2.59% 5.13% (8.27)% (1.76)% (1.05)%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.26%
g
1.27%
g
1.25%
g
1.23%
g
1.24%
g
Net investment income ............... 2.54% 2.26% 2.19% 1.80% 1.27% 1.58%
Supplemental data
Net assets , end of period (000’s) ........ $5,044 $6,290 $9,264 $12,400 $20,687 $38,151
Portfolio turnover rate ................ 12.39% 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.00 $9.72 $10.80 $11.13 $11.43
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.29 0.26 0.22 0.25
Net realized and unrealized gains (losses) (0.47) 0.03 0.28 (1.09) (0.32) (0.29)
Total from investment operations ........ (0.31) 0.33 0.57 (0.83) (0.10) (0.04)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.25) (0.23) (0.26)
Net asset value, end of period .......... $9.56 $10.03 $10.00 $9.72 $10.80 $11.13
Total return
d
....................... (3.10)% 3.38% 5.97% (7.66)% (1.00)% (0.38)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.58% 0.58% 0.56% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.57% 0.58%
f
0.58%
f
0.56%
f
0.55%
f
0.55%
f
Net investment income ............... 3.33% 3.03% 2.95% 2.61% 2.00% 2.27%
Supplemental data
Net assets , end of period (000’s) ........ $35,586 $21,838 $8,667 $6,243 $7,778 $6,812
Portfolio turnover rate ................ 12.39% 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.00 $9.73 $10.80 $11.13 $11.43
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.25 0.22 0.25
Net realized and unrealized gains (losses) (0.47) 0.03 0.27 (1.07) (0.33) (0.30)
Total from investment operations ........ (0.31) 0.33 0.55 (0.82) (0.11) (0.05)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.25) (0.22) (0.25)
Net asset value, end of period .......... $9.56 $10.03 $10.00 $9.73 $10.80 $11.13
Total return
d
....................... (3.13)% 3.32% 5.81% (7.61)% (1.05)% (0.42)%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.63%
g
0.63%
g
0.61%
g
0.59%
g
0.59%
g
Net investment income ............... 3.25% 2.97% 2.90% 2.54% 1.96% 2.23%
Supplemental data
Net assets , end of period (000’s) ........ $139,562 $148,133 $103,453 $111,733 $138,033 $128,837
Portfolio turnover rate ................ 12.39% 15.63% 13.99% 22.24% 34.49% 31.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 838,104
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 2,963,107
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 699,489
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 4,025,000 3,358,814
7,021,410
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 320,000 321,630
b
Revenue , 2025 A-1 , Refunding , 4.16%, 12/01/45 .......................... 1,095,000 479,380
801,010
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,437,594
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,027,187
2,464,781
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,661,243
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 913,725
4,574,968
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,135,148
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,593,108
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 233,806
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 262,218
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,505,052
2,001,076
Virginia 79.3%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,152,703
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,195,712
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,131,444
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,283,527
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,471,023
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,339,931

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,182,766
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 975,000 976,815
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,134,763
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 2,910,074
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,125,402
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,772,423
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 921,093
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,477,046
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,135,365
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AG Insured , 4% , 7/15/47 .................................... 2,500,000 2,218,986
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,563,229
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 6,990,321
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 6,945,514
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ...... 10,000,000 10,095,155
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,866,270
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,498,869
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,284,793
GO , 2025 A , 4% , 10/01/44 ........................................... 4,395,000 4,066,698
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,147,870
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,581,016
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,105,935
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,707,105
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,325,570
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,536,796
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,008,020
Farmville Industrial Development Authority ,
c
Elwood Place LLC , Revenue , 2021 , AG Insured , Mandatory Put , 5.375% , 7/01/43 . 5,000,000 5,253,605
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,373,752
Hampton Roads Sanitation District , Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ... 5,000,000 5,122,788
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,859,098
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 4,805,494
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 475,550
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,255,661
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,261,730
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,142,383
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 4,878,213

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AG Insured , 5.25% , 7/01/48 ....... $ 2,260,000 $ 2,294,508
Isle Wight County Industrial Development Authority , Riverside Healthcare Association
Obligated Group , Revenue , 2023 , AG Insured , 5.25% , 7/01/53 ................ 4,680,000 4,710,439
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 665,000 614,520
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 976,603
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 1,851,872
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,146,845
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,504,351
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,368,738
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 1,989,536
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,301,256
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 4,973,703
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 821,639
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,692,601
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,773,347
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,151,078
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,002,047
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,766,893
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 6,225,864
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,426,974
Salem Economic Development Authority ,
Roanoke College , Revenue , 2020 , Refunding , 5% , 4/01/49 .................. 925,000 831,596
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 305,382
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 709,629
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AG
Insured , 5% , 8/01/37 ............................................... 960,000 960,951
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,708,670
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,062,811
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,018,274
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 76,911
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,034,731
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 661,674
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 309,493
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 396,823
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 771,234
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,129,480
Regent University Obligated Group , Revenue , 2021 , Refunding , 4% , 6/01/36 ..... 2,750,000 2,650,443
Regent University Obligated Group , Revenue , 2021 , Refunding , 3% , 6/01/41 ..... 4,800,000 3,629,077
Regent University Obligated Group , Revenue , 2025 , 6% , 6/01/55 .............. 3,000,000 3,125,513
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,312,307
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,088,451

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ $ 5,000,000 $ 5,133,018
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,802,648
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 2,898,507
Virginia Port Authority ,
Revenue , 2025 , 5.25% , 7/01/50 ....................................... 1,000,000 1,027,032
Revenue , 2025 , 5.25% , 7/01/55 ....................................... 5,000,000 5,108,161
Virginia Port Authority Commonwealth Port Fund , Commonwealth of Virginia , Revenue ,
2023 A , 5.25% , 7/01/48 ............................................. 6,000,000 6,229,348
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,516,581
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,267,232
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,648,897
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 3,295,000 3,366,962
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,480,353
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,207,744
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 7,683,483
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 5,732,931
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,198,867
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/47 6,825,000 6,542,872
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,623,214
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,345,796
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 4,768,190
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,098,090
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 966,203
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,229,454
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 5,911,985
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 3,896,310
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 1,250,000 1,252,000
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,663,797
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,808,142
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 3,927,876
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AG Insured , 4.125% , 7/01/58 ............... 2,000,000 1,739,338
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 4,978,128
345,009,931
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 995,208
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,500,000 1,507,638
b
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 4,965,000 2,173,628
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 920,013
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 961,618
5,562,897

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 11.0%
District of Columbia 8.0%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... $ 5,000,000 $ 4,932,010
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,036,266
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 3,250,000 3,337,352
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,171,512
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,612,092
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,020,244
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,570,700
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,767,467
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 6,400,000 6,469,402
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,800,000 1,821,758
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 2,000,000 2,001,434
34,740,237
Guam 1.0%
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,000,000 2,010,636
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 2,500,000 2,547,658
4,558,294
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,698,961
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 450,884
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 184,720
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 5,747,380
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 458,629
8,540,574
Total U.S. Territories .................................................................... 47,839,105
Total Municipal Bonds (Cost $ 450,972,039 ) .....................................
419,836,746
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 37,338
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
37,338
Total Long Term Investments (Cost $ 450,972,039 ) ...............................
419,874,084
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Virginia 1.3%
f
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.9% ,
10/01/48 ........................................................ $ 5,500,000 $ 5,500,000
Total Municipal Bonds (Cost $ 5,500,000 ) .......................................
5,500,000
Total Short Term Investments (Cost $ 5,500,000 ) .................................
5,500,000
a
Total Investments (Cost $ 456,472,039 ) 97.8% ...................................
$425,374,084
Other Assets, less Liabilities 2.2% .............................................
9,786,398
Net Assets 100.0% ...........................................................
$435,160,482
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $10,033,302, representing 2.3% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $175,060,171 $670,506,032 $495,532,950 $158,124,878
Value - Unaffiliated issuers ............... $163,080,324 $629,257,643 $464,148,415 $146,167,199
Cash ................................. 3,341,846 37,176 2,911,355 948,926
Receivables:
Capital shares sold ..................... 244,197 555,635 152,833 78,321
Interest .............................. 2,149,993 5,640,783 6,060,515 1,336,765
Total assets ....................... 168,816,360 635,491,237 473,273,118 148,531,211
Liabilities:
Payables:
Investment securities purchased ........... 997,500 — — —
Capital shares redeemed ................ 170,968 1,361,097 1,023,200 143,062
Management fees ...................... 63,331 259,661 198,402 53,477
Distribution fees ....................... 18,998 75,974 46,880 13,523
Transfer agent fees ..................... 25,032 86,704 63,478 14,179
Professional fees ...................... 20,987 22,327 21,375 20,545
Trustees' fees and expenses .............. 485 1,313 860 337
Distributions to shareholders .............. 23,867 124,812 37,309 62,972
Accrued expenses and other liabilities ........ 8,358 24,381 10,896 10,870
Total liabilities ...................... 1,329,526 1,956,269 1,402,400 318,965
Net assets, at value .............. $167,486,834 $633,534,968 $471,870,718 $148,212,246
Net assets consist of:
Paid-in capital .......................... $199,616,654 $765,260,930 $570,022,701 $199,317,940
Total distributable earnings (losses) .......... (32,129,820) (131,725,962) (98,151,983) (51,105,694)
Net assets, at value .............. $167,486,834 $633,534,968 $471,870,718 $148,212,246

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $43,977,782 $209,806,951 $112,169,857 $28,580,324
Shares outstanding ..................... 4,478,647 22,220,398 11,059,748 3,250,611
Net asset value per share
a ,b
............... $9.82 $9.44 $10.14 $8.79
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.20 $9.81 $10.54 $9.13
Class A1:
Net assets, at value .................... $95,517,073 $271,682,406 $205,802,247 $73,181,486
Shares outstanding ..................... 9,738,794 28,825,603 20,302,982 8,332,371
Net asset value per share
a ,b
............... $9.81 $9.43 $10.14 $8.78
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.19 $9.80 $10.54 $9.12
Class C:
Net assets, at value .................... $2,766,701 $14,895,850 $9,728,491 $2,177,401
Shares outstanding ..................... 278,324 1,553,294 947,960 245,890
Net asset value and maximum offering price per
share
a ,b
.............................. $9.94 $9.59 $10.26 $8.86
Class R6:
Net assets, at value .................... $1,736,802 $23,374,635 $21,970,659 $9,471,985
Shares outstanding ..................... 177,030 2,472,120 2,166,169 1,078,216
Net asset value and maximum offering price per
share
b
............................... $9.81 $9.46 $10.14 $8.78
Advisor Class:
Net assets, at value .................... $23,488,476 $113,775,126 $122,199,464 $34,801,050
Shares outstanding ..................... 2,394,614 12,035,468 12,054,952 3,964,012
Net asset value and maximum offering price per
share
b
............................... $9.81 $9.45 $10.14 $8.78
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,008,703,600 $854,282,800 $287,505,067 $4,827,586,560
Cost - Non-controlled affiliates (Note 3 f ) ..... 22,459,625 21,583,650 — —
Value - Unaffiliated issuers ............... $1,974,121,073 $858,473,876 $266,758,894 $4,558,063,399
Value - Non-controlled affiliates (Note 3 f ) ..... 19,027,833 19,715,586 — —
Cash ................................. 1,071,997 301,807 150,836 1,411,884
Receivables:
Investment securities sold ................ — — — 2,146,524
Capital shares sold ..................... 1,239,781 4,540,125 222,184 3,084,605
Interest .............................. 22,290,644 9,037,319 2,766,769 61,659,978
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — — 60,898 3,305,474
Total assets ....................... 2,017,751,328 892,068,713 269,959,581 4,629,671,864
Liabilities:
Payables:
Investment securities purchased ........... 1,985,920 11,177,440 — 33,772,441
Capital shares redeemed ................ 2,798,183 1,021,139 1,614,461 12,364,438
Management fees ...................... 525,668 187,716 123,385 1,741,461
Distribution fees ....................... 191,049 96,920 30,001 546,441
Transfer agent fees ..................... 463,421 221,423 40,396 716,103
Trustees' fees and expenses .............. 3,475 1,453 894 7,281
Distributions to shareholders .............. 735,734 466,972 65,660 1,151,468
Accrued expenses and other liabilities ........ 97,717 56,565 36,409 341,493
Total liabilities ...................... 6,801,167 13,229,628 1,911,206 50,641,126
Net assets, at value .............. $2,010,950,161 $878,839,085 $268,048,375 $4,579,030,738
Net assets consist of:
Paid-in capital .......................... $2,223,813,999 $899,866,940 $332,084,701 $5,839,287,960
Total distributable earnings (losses) .......... (212,863,838) (21,027,855) (64,036,326) (1,260,257,222)
Net assets, at value .............. $2,010,950,161 $878,839,085 $268,048,375 $4,579,030,738

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value .................... $632,328,574 $331,343,472 $65,444,446 $1,518,708,465
Shares outstanding ..................... 56,697,480 31,991,917 6,388,009 176,862,863
Net asset value per share
a ,b
............... $11.15 $10.36 $10.24 $8.59
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.41 $10.60 $10.64 $8.92
Class A1:
Net assets, at value .................... $565,813,589 $206,091,500 $136,545,297 $1,986,026,640
Shares outstanding ..................... 50,800,797 19,879,297 13,329,062 231,471,030
Net asset value per share
a ,b
............... $11.14 $10.37 $10.24 $8.58
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.40 $10.61 $10.64 $8.91
Class C:
Net assets, at value .................... $15,681,782 $— $7,748,737 $99,114,757
Shares outstanding ..................... 1,403,426 — 745,041 11,320,909
Net asset value and maximum offering price per
share
a ,b
.............................. $11.17 $— $10.40 $8.76
Class R6:
Net assets, at value .................... $116,642,918 $55,706,403 $12,522,049 $195,182,462
Shares outstanding ..................... 10,445,067 5,378,187 1,222,144 22,638,875
Net asset value and maximum offering price per
share
b
............................... $11.17 $10.36 $10.25 $8.62
Advisor Class:
Net assets, at value .................... $680,483,298 $285,697,710 $45,787,846 $779,998,414
Shares outstanding ..................... 60,941,608 27,570,304 4,467,818 90,500,613
Net asset value and maximum offering price per
share
b
............................... $11.17 $10.36 $10.25 $8.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $233,942,214 $329,614,663 $344,218,448 $682,678,523
Value - Unaffiliated issuers ............... $214,983,043 $308,585,612 $328,587,083 $634,299,828
Cash ................................. 2,815,384 5,538 200,856 11,059,708
Receivables:
Capital shares sold ..................... 115,180 928,054 30,459 381,639
Interest .............................. 2,923,435 3,416,575 3,303,096 9,120,331
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... 22,938 53,049 — —
Total assets ....................... 220,859,980 312,988,828 332,121,494 654,861,506
Liabilities:
Payables:
Investment securities purchased ........... 1,054,074 — — 505,370
Capital shares redeemed ................ 379,243 450,925 817,280 2,017,642
Management fees ...................... 92,162 138,093 144,925 265,804
Distribution fees ....................... 24,636 33,619 21,065 65,760
Transfer agent fees ..................... 41,915 36,574 13,887 64,062
Trustees' fees and expenses .............. 626 496 423 1,066
Distributions to shareholders .............. 13,439 81,224 128,998 181,841
Accrued expenses and other liabilities ........ 33,456 33,640 30,775 38,084
Total liabilities ...................... 1,639,551 774,571 1,157,353 3,139,629
Net assets, at value .............. $219,220,429 $312,214,257 $330,964,141 $651,721,877
Net assets consist of:
Paid-in capital .......................... $275,216,741 $392,090,008 $384,529,837 $785,991,229
Total distributable earnings (losses) .......... (55,996,312) (79,875,751) (53,565,696) (134,269,352)
Net assets, at value .............. $219,220,429 $312,214,257 $330,964,141 $651,721,877

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $53,226,140 $88,478,167 $40,384,735 $121,148,952
Shares outstanding ..................... 5,483,154 9,363,837 3,971,576 11,960,327
Net asset value per share
a ,b
............... $9.71 $9.45 $10.17 $10.13
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.09 $9.82 $10.57 $10.52
Class A1:
Net assets, at value .................... $120,420,970 $117,883,420 $116,008,826 $386,621,574
Shares outstanding ..................... 12,411,552 12,472,766 11,415,734 38,219,997
Net asset value per share
a ,b
............... $9.70 $9.45 $10.16 $10.12
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.08 $9.82 $10.56 $10.51
Class C:
Net assets, at value .................... $5,066,725 $7,858,214 $4,441,853 $12,796,616
Shares outstanding ..................... 513,704 814,551 431,814 1,244,401
Net asset value and maximum offering price per
share
a ,b
.............................. $9.86 $9.65 $10.29 $10.28
Class R6:
Net assets, at value .................... $6,157,245 $23,861,249 $29,907,204 $15,872,591
Shares outstanding ..................... 634,450 2,520,650 2,940,591 1,562,693
Net asset value and maximum offering price per
share
b
............................... $9.70 $9.47 $10.17 $10.16
Advisor Class:
Net assets, at value .................... $34,349,349 $74,133,207 $140,221,523 $115,282,144
Shares outstanding ..................... 3,538,278 7,834,246 13,797,964 11,357,549
Net asset value and maximum offering price per
share
b
............................... $9.71 $9.46 $10.16 $10.15
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $651,491,447 $640,166,779 $837,817,607 $583,853,415
Value - Unaffiliated issuers ............... $612,139,706 $596,229,081 $799,610,976 $544,965,175
Cash ................................. 24,837 54,292 17,002,311 107,201
Receivables:
Capital shares sold ..................... 95,595 94,867 206,798 237,503
Interest .............................. 5,021,690 9,066,776 7,963,802 6,617,067
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — 125,974 106,096 110,529
Total assets ....................... 617,281,828 605,570,990 824,889,983 552,037,475
Liabilities:
Payables:
Investment securities purchased ........... — — 2,670,318 —
Capital shares redeemed ................ 885,064 1,133,454 1,304,871 919,182
Management fees ...................... 250,795 247,902 328,583 229,223
Distribution fees ....................... 70,661 70,232 83,180 52,164
Transfer agent fees ..................... 111,049 74,054 81,123 74,779
Trustees' fees and expenses .............. 1,387 1,213 1,040 912
Distributions to shareholders .............. 17,520 92,092 129,642 114,671
Accrued expenses and other liabilities ........ 38,599 53,713 44,522 46,437
Total liabilities ...................... 1,375,075 1,672,660 4,643,279 1,437,368
Net assets, at value .............. $615,906,753 $603,898,330 $820,246,704 $550,600,107
Net assets consist of:
Paid-in capital .......................... $710,867,439 $777,325,344 $968,980,953 $714,239,271
Total distributable earnings (losses) .......... (94,960,686) (173,427,014) (148,734,249) (163,639,164)
Net assets, at value .............. $615,906,753 $603,898,330 $820,246,704 $550,600,107

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $170,068,273 $173,400,201 $243,533,696 $117,390,428
Shares outstanding ..................... 15,627,669 17,365,789 24,424,186 11,610,768
Net asset value per share
a ,b
............... $10.88 $9.99 $9.97 $10.11
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.30 $10.38 $10.36 $10.50
Class A1:
Net assets, at value .................... $261,721,409 $312,646,211 $274,863,981 $229,085,445
Shares outstanding ..................... 24,053,886 31,331,960 27,606,046 22,664,915
Net asset value per share
a ,b
............... $10.88 $9.98 $9.96 $10.11
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.30 $10.37 $10.35 $10.50
Class C:
Net assets, at value .................... $22,306,044 $11,971,777 $14,936,412 $12,841,472
Shares outstanding ..................... 2,026,769 1,187,315 1,479,939 1,249,852
Net asset value and maximum offering price per
share
a ,b
.............................. $11.01 $10.08 $10.09 $10.27
Class R6:
Net assets, at value .................... $18,135,336 $29,375,093 $48,574,348 $43,014,845
Shares outstanding ..................... 1,663,990 2,940,929 4,873,194 4,257,247
Net asset value and maximum offering price per
share
b
............................... $10.90 $9.99 $9.97 $10.10
Advisor Class:
Net assets, at value .................... $143,675,691 $76,505,048 $238,338,267 $148,267,917
Shares outstanding ..................... 13,189,378 7,661,594 23,912,830 14,667,221
Net asset value and maximum offering price per
share
b
............................... $10.89 $9.99 $9.97 $10.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $947,586,996 $821,228,618 $738,819,227 $456,472,039
Value - Unaffiliated issuers ............... $901,296,963 $781,038,225 $678,492,462 $425,374,084
Cash ................................. 1,638,222 1,026,267 83,225 5,895,848
Receivables:
Capital shares sold ..................... 135,169 291,296 80,322 131,694
Interest .............................. 10,187,877 8,403,393 8,305,146 4,708,239
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — 188,866 138,832 78,906
Total assets ....................... 913,258,231 790,948,047 687,099,987 436,188,771
Liabilities:
Payables:
Investment securities purchased ........... — — 25,240,573 —
Capital shares redeemed ................ 1,232,149 1,051,314 796,852 556,108
Management fees ...................... 363,298 317,173 268,782 183,207
Distribution fees ....................... 104,641 84,796 70,080 34,806
Transfer agent fees ..................... 135,144 108,833 59,772 51,920
Trustees' fees and expenses .............. 1,960 1,614 1,049 559
Distributions to shareholders .............. 89,445 53,973 153,827 162,459
Accrued expenses and other liabilities ........ 48,588 58,664 50,597 39,230
Total liabilities ...................... 1,975,225 1,676,367 26,641,532 1,028,289
Net assets, at value .............. $911,283,006 $789,271,680 $660,458,455 $435,160,482
Net assets consist of:
Paid-in capital .......................... $1,075,189,606 $962,278,296 $849,057,476 $548,837,050
Total distributable earnings (losses) .......... (163,906,600) (173,006,616) (188,599,021) (113,676,568)
Net assets, at value .............. $911,283,006 $789,271,680 $660,458,455 $435,160,482

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $241,105,996 $198,151,703 $141,206,136 $81,101,616
Shares outstanding ..................... 21,851,402 19,653,194 16,725,365 8,489,491
Net asset value per share
a ,b
............... $11.03 $10.08 $8.44 $9.55
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.46 $10.47 $8.77 $9.92
Class A1:
Net assets, at value .................... $445,567,825 $409,955,721 $362,063,314 $173,866,483
Shares outstanding ..................... 40,406,742 40,696,507 42,899,617 18,203,685
Net asset value per share
a ,b
............... $11.03 $10.07 $8.44 $9.55
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.46 $10.46 $8.77 $9.92
Class C:
Net assets, at value .................... $27,419,833 $13,981,852 $16,572,757 $5,043,771
Shares outstanding ..................... 2,452,233 1,366,011 1,937,857 518,972
Net asset value and maximum offering price per
share
a ,b
.............................. $11.18 $10.24 $8.55 $9.72
Class R6:
Net assets, at value .................... $20,925,957 $26,209,077 $8,375,319 $35,586,202
Shares outstanding ..................... 1,895,233 2,599,596 991,048 3,723,848
Net asset value and maximum offering price per
share
b
............................... $11.04 $10.08 $8.45 $9.56
Advisor Class:
Net assets, at value .................... $176,263,395 $140,973,327 $132,240,929 $139,562,410
Shares outstanding ..................... 15,966,862 13,974,299 15,647,936 14,598,899
Net asset value and maximum offering price per
share
b
............................... $11.04 $10.09 $8.45 $9.56
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $3,286,799 $13,713,955 $10,101,704 $2,784,247
Expenses:
Management fees (Note 3 a ) ................ 487,271 1,602,533 1,214,029 431,999
Distribution fees: (Note 3c )
    Class A ............................. 56,500 275,248 144,835 36,553
    Class A1 ............................ 49,651 142,932 106,819 37,666
    Class C ............................. 9,947 52,583 34,250 8,129
Transfer agent fees: (Note 3e )
    Class A ............................. 13,439 61,500 37,474 9,005
    Class A1 ............................ 29,526 79,842 69,101 23,192
    Class C ............................. 910 4,519 3,410 771
    Class R6 ............................ 321 2,589 2,021 629
Advisor Class ......................... 6,667 33,341 41,121 9,815
Custodian fees (Note 4 ) ................... 608 2,002 1,710 420
Reports to shareholders fees ............... 6,509 10,603 9,587 5,928
Registration and filing fees ................. 4,545 6,597 9,862 2,496
Professional fees ........................ 28,934 30,404 29,496 28,546
Trustees' fees and expenses ............... 1,208 4,322 3,069 965
Other ................................. 29,762 56,939 51,867 28,768
Total expenses ...................... 725,798 2,365,954 1,758,651 624,882
Expenses waived/paid by affiliates (Note 3 g ) (51,323) — (148) (64,478)
Net expenses ...................... 674,475 2,365,954 1,758,503 560,404
Net investment income ............. 2,612,324 11,348,001 8,343,201 2,223,843
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (830,276) (3,833,033) (1,199,889) (576,824)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (6,064,053) (27,289,927) (20,198,813) (5,420,079)
Net realized and unrealized gain (loss) ......... (6,894,329) (31,122,960) (21,398,702) (5,996,903)
Net increase (decrease) in net assets resulting from
operations ............................... $(4,282,005) $(19,774,959) $(13,055,501) $(3,773,060)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $3,027,509
Non-controlled affiliates (Note 3 f ) .......... 489,893 562,088 — —
Interest:
Unaffiliated issuers ..................... 39,735,725 14,305,781 5,550,526 126,972,656
Total investment income ................ 40,225,618 14,867,869 5,550,526 130,000,165
Expenses:
Management fees (Note 3 a ) ................ 4,685,986 2,107,019 749,803 10,608,733
Distribution fees: (Note 3c )
    Class A ............................. 800,514 418,058 85,286 1,933,073
    Class A1 ............................ 295,961 160,802 72,001 1,035,123
    Class C ............................. 59,341 — 28,056 347,074
Transfer agent fees: (Note 3e )
    Class A ............................. 271,446 142,050 22,593 497,296
    Class A1 ............................ 250,637 90,841 47,686 665,640
    Class C ............................. 7,711 — 2,859 34,330
    Class R6 ............................ 11,652 6,283 1,361 18,558
Advisor Class ......................... 289,050 117,201 15,614 255,032
Custodian fees (Note 4 ) ................... 25,353 3,043 1,110 16,837
Reports to shareholders fees ............... 38,298 16,496 8,492 71,850
Registration and filing fees ................. 21,828 13,111 3,190 50,176
Professional fees ........................ 36,191 33,850 31,481 178,911
Trustees' fees and expenses ............... 12,796 5,439 1,903 29,331
Other ................................. 171,010 79,747 28,590 475,870
Total expenses ...................... 6,977,774 3,193,940 1,100,025 16,217,834
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (1,144,074) (862,682) (4,082) —
Net expenses ...................... 5,833,700 2,331,258 1,095,943 16,217,834
Net investment income ............. 34,391,918 12,536,611 4,454,583 113,782,331
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (11,995,096) (1,109,174) (2,233,305) (14,636,741)
Non-controlled affiliates (Note 3 f ) ......... (2,032,266) (2,394,327) — —
Net realized gain (loss) ............... (14,027,362) (3,503,501) (2,233,305) (14,636,741)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (24,168,827) 4,917,911 (9,947,578) (244,502,391)
Non-controlled affiliates (Note 3 f ) ......... 530,466 724,196 — —
Net change in unrealized appreciation
(depreciation) ...................... (23,638,361) 5,642,107 (9,947,578) (244,502,391)
Net realized and unrealized gain (loss) ......... (37,665,723) 2,138,606 (12,180,883) (259,139,132)
Net increase (decrease) in net assets resulting from
operations ............................... $(3,273,805) $14,675,217 $(7,726,300) $(145,356,801)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $4,608,858 $7,022,337 $6,464,881 $13,610,352
Expenses:
Management fees (Note 3 a ) ................ 636,628 849,504 887,191 1,624,600
Distribution fees: (Note 3c )
    Class A ............................. 68,906 118,102 52,546 155,581
    Class A1 ............................ 64,140 62,136 60,635 201,159
    Class C ............................. 20,597 27,739 15,589 45,994
Transfer agent fees: (Note 3e )
    Class A ............................. 20,320 31,030 12,471 33,821
    Class A1 ............................ 47,286 40,851 36,056 109,338
    Class C ............................. 2,336 2,805 1,433 3,848
    Class R6 ............................ 996 1,419 1,525 1,738
Advisor Class ......................... 13,038 25,245 40,993 31,653
Custodian fees (Note 4 ) ................... 705 872 1,325 2,359
Reports to shareholders fees ............... 7,953 7,819 8,130 13,184
Registration and filing fees ................. 604 10,302 9,970 21,447
Professional fees ........................ 30,079 31,213 29,210 30,003
Trustees' fees and expenses ............... 1,627 1,955 1,797 4,147
Other ................................. 31,345 30,219 27,235 63,739
Total expenses ...................... 946,560 1,241,211 1,186,106 2,342,611
Expenses waived/paid by affiliates (Note 3 g ) (37,841) (73) — —
Net expenses ...................... 908,719 1,241,138 1,186,106 2,342,611
Net investment income ............. 3,700,139 5,781,199 5,278,775 11,267,741
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,829,039) (2,778,491) (4,540,665) (3,135,396)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (10,068,029) (13,109,730) (8,106,895) (22,778,457)
Net realized and unrealized gain (loss) ......... (12,897,068) (15,888,221) (12,647,560) (25,913,853)
Net increase (decrease) in net assets resulting from
operations ............................... $(9,196,929) $(10,107,022) $(7,368,785) $(14,646,112)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $56,928
Interest:
Unaffiliated issuers ..................... 12,623,369 13,820,603 15,087,494 10,853,854
Total investment income ................ 12,623,369 13,820,603 15,087,494 10,910,782
Expenses:
Management fees (Note 3 a ) ................ 1,526,872 1,529,419 1,858,557 1,416,279
Distribution fees: (Note 3c )
    Class A ............................. 214,509 222,897 210,892 155,467
    Class A1 ............................ 137,391 166,029 144,355 120,330
    Class C ............................. 79,195 43,689 56,517 46,150
Transfer agent fees: (Note 3e )
    Class A ............................. 61,192 50,583 51,778 42,914
    Class A1 ............................ 97,993 94,199 89,269 83,046
    Class C ............................. 8,694 3,814 5,388 4,901
    Class R6 ............................ 1,960 3,265 4,008 4,150
    Advisor Class ......................... 49,733 22,107 74,338 52,218
Custodian fees (Note 4 ) ................... 1,855 2,335 2,095 1,611
Reports to shareholders fees ............... 14,497 13,959 13,352 11,627
Registration and filing fees ................. 22,157 1,296 6,843 3,698
Professional fees ........................ 30,105 34,957 33,894 34,015
Trustees' fees and expenses ............... 4,131 4,067 4,411 3,577
Other ................................. 58,163 50,181 51,678 52,329
Total expenses ...................... 2,308,447 2,242,797 2,607,375 2,032,312
Expense reductions (Note 4 ) ............ (1,183) — — —
Expenses waived/paid by affiliates (Note 3 g ) (486) — — (342)
Net expenses ...................... 2,306,778 2,242,797 2,607,375 2,031,970
Net investment income ............. 10,316,591 11,577,806 12,480,119 8,878,812
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,311,740) (8,187,951) (2,125,202) (3,127,728)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (21,867,111) (24,061,916) (27,271,487) (22,430,348)
Net realized and unrealized gain (loss) ......... (23,178,851) (32,249,867) (29,396,689) (25,558,076)
Net increase (decrease) in net assets resulting from
operations ............................... $(12,862,260) $(20,672,061) $(16,916,570) $(16,679,264)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $19,959,257 $17,300,036 $14,654,828 $8,642,282
Expenses:
Management fees (Note 3 a ) ................ 2,229,461 1,936,970 1,654,714 1,131,683
Distribution fees: (Note 3c )
    Class A ............................. 312,523 253,285 181,342 104,445
    Class A1 ............................ 233,619 213,242 189,240 90,692
    Class C ............................. 100,178 51,848 59,366 17,928
Transfer agent fees: (Note 3e )
    Class A ............................. 79,536 58,176 41,793 29,704
    Class A1 ............................ 148,648 122,447 109,092 64,484
    Class C ............................. 9,809 4,580 5,270 1,965
    Class R6 ............................ 2,737 2,777 1,592 2,446
    Advisor Class ......................... 56,295 40,996 37,677 51,965
Custodian fees (Note 4 ) ................... 3,878 3,107 2,463 1,444
Reports to shareholders fees ............... 19,455 13,326 14,414 9,037
Registration and filing fees ................. 18,915 4,457 10,281 8,942
Professional fees ........................ 31,353 37,747 35,286 32,570
Trustees' fees and expenses ............... 6,174 5,273 4,098 2,574
Other ................................. 70,092 50,841 54,697 40,074
Total expenses ...................... 3,322,673 2,799,072 2,401,325 1,589,953
Expenses waived/paid by affiliates (Note 3 g ) (226) — (345) (223)
Net expenses ...................... 3,322,447 2,799,072 2,400,980 1,589,730
Net investment income ............. 16,636,810 14,500,964 12,253,848 7,052,552
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (4,361,918) (3,965,721) (1,562,321) (4,266,874)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (37,350,312) (31,990,338) (32,685,051) (17,323,057)
Net realized and unrealized gain (loss) ......... (41,712,230) (35,956,059) (34,247,372) (21,589,931)
Net increase (decrease) in net assets resulting from
operations ............................... $(25,075,420) $(21,455,095) $(21,993,524) $(14,537,379)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,612,324 $5,055,753 $11,348,001 $22,470,400
Net realized gain (loss) ............ (830,276) (2,116,956) (3,833,033) (2,355,400)
Net change in unrealized appreciation
(depreciation) ................. (6,064,053) 2,413,922 (27,289,927) 6,791,691
Net increase (decrease) in net
assets resulting from operations . (4,282,005) 5,352,719 (19,774,959) 26,906,691
Distributions to shareholders:
Class A ........................ (653,425) (1,264,229) (3,588,573) (6,855,198)
Class A1 ....................... (1,511,521) (3,050,548) (4,881,212) (10,503,284)
Class C ........................ (37,403) (105,071) (226,674) (539,055)
Class R6 ....................... (30,072) (43,915) (429,667) (826,446)
Advisor Class ................... (353,673) (579,510) (2,092,671) (3,550,091)
Total distributions to shareholders ..... (2,586,094) (5,043,273) (11,218,797) (22,274,074)
Capital share transactions: (Note 2 )
Class A ........................ (1,449,341) (1,388,625) (10,092,046) 7,836,460
Class A1 ....................... (4,184,511) (15,007,110) (20,168,180) (46,246,790)
Class C ........................ (563,275) (2,581,761) (1,771,477) (7,365,284)
Class R6 ....................... (280,690) 811,955 (998,973) 309,240
Advisor Class ................... 3,381,101 1,001,397 (3,351,966) 18,242,989
Total capital share transactions ....... (3,096,716) (17,164,144) (36,382,642) (27,223,385)
Net increase (decrease) in net
assets ..................... (9,964,815) (16,854,698) (67,376,398) (22,590,768)
Net assets:
Beginning of period ................ 177,451,649 194,306,347 700,911,366 723,502,134
End of period ..................... $167,486,834 $177,451,649 $633,534,968 $700,911,366

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,343,201 $15,741,191 $2,223,843 $3,970,333
Net realized gain (loss) ............ (1,199,889) (3,479,654) (576,824) (1,082,899)
Net change in unrealized appreciation
(depreciation) ................. (20,198,813) 5,543,247 (5,420,079) 1,703,824
Net increase (decrease) in net
assets resulting from operations . (13,055,501) 17,804,784 (3,773,060) 4,591,258
Distributions to shareholders:
Class A ........................ (1,883,523) (3,656,093) (415,232) (808,447)
Class A1 ....................... (3,635,214) (7,610,725) (1,127,545) (2,349,511)
Class C ........................ (147,688) (365,945) (30,206) (74,474)
Class R6 ....................... (349,750) (525,479) (132,194) (210,247)
Advisor Class ................... (2,227,788) (3,424,129) (495,860) (506,052)
Total distributions to shareholders ..... (8,243,963) (15,582,371) (2,201,037) (3,948,731)
Capital share transactions: (Note 2 )
Class A ........................ (5,004,136) 22,180 (1,500,200) 1,279,946
Class A1 ....................... (11,750,145) (29,193,784) (3,282,859) (9,772,402)
Class C ........................ (1,943,081) (4,294,971) (474,470) (1,314,268)
Class R6 ....................... 6,297,159 339,288 1,842,667 973,916
Advisor Class ................... (3,513,689) 33,613,783 5,703,530 14,216,107
Total capital share transactions ....... (15,913,892) 486,496 2,288,668 5,383,299
Net increase (decrease) in net
assets ..................... (37,213,356) 2,708,909 (3,685,429) 6,025,826
Net assets:
Beginning of period ................ 509,084,074 506,375,165 151,897,675 145,871,849
End of period ..................... $471,870,718 $509,084,074 $148,212,246 $151,897,675

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $34,391,918 $64,044,183 $12,536,611 $24,495,106
Net realized gain (loss) ............ (14,027,362) (15,015,407) (3,503,501) (1,331,495)
Net change in unrealized appreciation
(depreciation) ................. (23,638,361) 29,544,759 5,642,107 12,581,947
Net increase (decrease) in net
assets resulting from operations . (3,273,805) 78,573,535 14,675,217 35,745,558
Distributions to shareholders:
Class A ........................ (10,196,294) (18,358,973) (4,510,875) (8,602,470)
Class A1 ....................... (9,875,517) (20,166,540) (2,994,944) (6,432,023)
Class C ........................ (252,681) (589,434) — —
Class R6 ....................... (2,043,280) (3,947,335) (837,096) (1,673,784)
Advisor Class ................... (11,691,982) (20,500,589) (4,055,963) (7,767,029)
Total distributions to shareholders ..... (34,059,754) (63,562,871) (12,398,878) (24,475,306)
Capital share transactions: (Note 2 )
Class A ........................ (11,197,237) (16,945,916) (2,233,966) (3,344,225)
Class A1 ....................... (46,435,677) (111,634,068) (15,575,699) (34,345,375)
Class C ........................ (4,615,190) (8,138,280) — —
Class R6 ....................... (4,214,508) (5,548,062) (1,494,836) (652,314)
Advisor Class ................... 3,493,738 39,287,401 15,006,542 990,447
Total capital share transactions ....... (62,968,874) (102,978,925) (4,297,959) (37,351,467)
Net increase (decrease) in net
assets ..................... (100,302,433) (87,968,261) (2,021,620) (26,081,215)
Net assets:
Beginning of period ................ 2,111,252,594 2,199,220,855 880,860,705 906,941,920
End of period ..................... $2,010,950,161 $2,111,252,594 $878,839,085 $880,860,705

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,454,583 $8,777,315 $113,782,331 $225,245,589
Net realized gain (loss) ............ (2,233,305) (4,902,773) (14,636,741) (59,396,957)
Net change in unrealized appreciation
(depreciation) ................. (9,947,578) 4,996,416 (244,502,391) 172,570,644
Net increase (decrease) in net
assets resulting from operations . (7,726,300) 8,870,958 (145,356,801) 338,419,276
Distributions to shareholders:
Class A ........................ (1,034,750) (2,090,210) (35,767,483) (66,131,487)
Class A1 ....................... (2,292,535) (4,775,123) (49,459,481) (103,005,160)
Class C ........................ (111,393) (274,960) (2,203,214) (4,914,717)
Class R6 ....................... (207,909) (336,527) (4,847,173) (9,033,942)
Advisor Class ................... (774,407) (1,293,158) (19,262,216) (36,734,753)
Total distributions to shareholders ..... (4,420,994) (8,769,978) (111,539,567) (219,820,059)
Capital share transactions: (Note 2 )
Class A ........................ (5,698,900) (1,970,120) 1,555,704 111,935,673
Class A1 ....................... (10,072,216) (19,700,823) (92,157,791) (213,143,378)
Class C ........................ (1,451,377) (4,897,289) (11,475,031) (24,055,273)
Class R6 ....................... 839,524 1,127,081 721,817 26,142,724
Advisor Class ................... (456,798) 1,841,819 (4,953,563) 28,243,991
Total capital share transactions ....... (16,839,767) (23,599,332) (106,308,864) (70,876,263)
Net increase (decrease) in net
assets ..................... (28,987,061) (23,498,352) (363,205,232) 47,722,954
Net assets:
Beginning of period ................ 297,035,436 320,533,788 4,942,235,970 4,894,513,016
End of period ..................... $268,048,375 $297,035,436 $4,579,030,738 $4,942,235,970

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,700,139 $7,410,036 $5,781,199 $9,999,331
Net realized gain (loss) ............ (2,829,039) (3,208,938) (2,778,491) (1,608,899)
Net change in unrealized appreciation
(depreciation) ................. (10,068,029) 4,282,090 (13,109,730) 1,950,422
Net increase (decrease) in net
assets resulting from operations . (9,196,929) 8,483,188 (10,107,022) 10,340,854
Distributions to shareholders:
Class A ........................ (843,657) (1,650,490) (1,584,956) (2,890,698)
Class A1 ....................... (2,059,451) (4,334,929) (2,175,700) (4,671,284)
Class C ........................ (82,242) (184,543) (122,784) (304,797)
Class R6 ....................... (126,141) (253,158) (327,550) (430,075)
Advisor Class ................... (585,946) (970,008) (1,383,311) (1,646,933)
Total distributions to shareholders ..... (3,697,437) (7,393,128) (5,594,301) (9,943,787)
Capital share transactions: (Note 2 )
Class A ........................ (1,631,348) (4,452,781) (3,389,171) 9,192,945
Class A1 ....................... (9,492,170) (22,448,935) (11,190,503) (12,180,420)
Class C ........................ (1,753,814) (1,608,616) (991,083) (4,450,088)
Class R6 ....................... (1,885,240) 464,318 8,201,980 5,574,256
Advisor Class ................... (261,587) 4,840,543 373,201 29,111,690
Total capital share transactions ....... (15,024,159) (23,205,471) (6,995,576) 27,248,383
Net increase (decrease) in net
assets ..................... (27,918,525) (22,115,411) (22,696,899) 27,645,450
Net assets:
Beginning of period ................ 247,138,954 269,254,365 334,911,156 307,265,706
End of period ..................... $219,220,429 $247,138,954 $312,214,257 $334,911,156

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Massachusetts Tax-Free Income
Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,278,775 $8,138,964 $11,267,741 $21,011,644
Net realized gain (loss) ............ (4,540,665) (1,657,375) (3,135,396) (1,632,958)
Net change in unrealized appreciation
(depreciation) ................. (8,106,895) 561,098 (22,778,457) 1,287,093
Net increase (decrease) in net
assets resulting from operations . (7,368,785) 7,042,687 (14,646,112) 20,665,779
Distributions to shareholders:
Class A ........................ (627,482) (1,287,031) (1,980,522) (3,768,453)
Class A1 ....................... (1,901,585) (4,012,312) (6,711,669) (13,870,021)
Class C ........................ (60,958) (152,754) (192,705) (453,289)
Class R6 ....................... (410,737) (460,149) (239,214) (402,112)
Advisor Class ................... (2,252,094) (2,225,275) (1,998,513) (2,456,292)
Total distributions to shareholders ..... (5,252,856) (8,137,521) (11,122,623) (20,950,167)
Capital share transactions: (Note 2 )
Class A ........................ (1,961,533) (5,201,106) (2,112,869) 2,447,583
Class A1 ....................... (7,648,662) (17,247,906) (17,867,859) (41,049,815)
Class C ........................ (741,974) (2,304,507) (2,206,930) (5,669,702)
Class R6 ....................... 16,137,476 (4,503,934) 4,776,004 (3,280,817)
Advisor Class ................... 11,008,944 50,379,871 4,808,770 46,739,580
Total capital share transactions ....... 16,794,251 21,122,418 (12,602,884) (813,171)
Net increase (decrease) in net
assets ..................... 4,172,610 20,027,584 (38,371,619) (1,097,559)
Net assets:
Beginning of period ................ 326,791,531 306,763,947 690,093,496 691,191,055
End of period ..................... $330,964,141 $326,791,531 $651,721,877 $690,093,496

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Minnesota Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $10,316,591 $21,184,123 $11,577,806 $22,871,021
Net realized gain (loss) ............ (1,311,740) (8,838,092) (8,187,951) (6,091,757)
Net change in unrealized appreciation
(depreciation) ................. (21,867,111) 10,256,639 (24,061,916) 7,785,243
Net increase (decrease) in net
assets resulting from operations . (12,862,260) 22,602,670 (20,672,061) 24,564,507
Distributions to shareholders:
Class A ........................ (2,687,200) (5,176,387) (3,127,705) (5,952,012)
Class A1 ....................... (4,513,686) (9,695,099) (6,074,402) (12,917,466)
Class C ........................ (327,661) (812,348) (205,802) (547,921)
Class R6 ....................... (340,286) (610,246) (560,746) (898,734)
Advisor Class ................... (2,359,192) (4,610,208) (1,465,330) (2,402,816)
Total distributions to shareholders ..... (10,228,025) (20,904,288) (11,433,985) (22,718,949)
Capital share transactions: (Note 2 )
Class A ........................ (3,542,701) 5,265,809 (4,523,329) 6,082,736
Class A1 ....................... (18,731,305) (39,152,098) (24,236,502) (46,114,696)
Class C ........................ (3,713,504) (11,475,468) (2,726,317) (8,483,694)
Class R6 ....................... (4,215,282) 5,037,758 (280,288) 8,627,271
Advisor Class ................... 9,520,318 (9,825,360) 641,252 11,545,141
Total capital share transactions ....... (20,682,474) (50,149,359) (31,125,184) (28,343,242)
Net increase (decrease) in net
assets ..................... (43,772,759) (48,450,977) (63,231,230) (26,497,684)
Net assets:
Beginning of period ................ 659,679,512 708,130,489 667,129,560 693,627,244
End of period ..................... $615,906,753 $659,679,512 $603,898,330 $667,129,560

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,480,119 $22,476,071 $8,878,812 $16,239,104
Net realized gain (loss) ............ (2,125,202) (2,882,252) (3,127,728) (3,082,719)
Net change in unrealized appreciation
(depreciation) ................. (27,271,487) 3,859,662 (22,430,348) 5,712,813
Net increase (decrease) in net
assets resulting from operations . (16,916,570) 23,453,481 (16,679,264) 18,869,198
Distributions to shareholders:
Class A ........................ (2,616,187) (4,043,717) (1,806,832) (3,525,331)
Class A1 ....................... (4,682,468) (9,953,204) (3,675,978) (7,754,877)
Class C ........................ (229,778) (631,096) (174,018) (400,080)
Class R6 ....................... (827,906) (1,560,709) (752,796) (998,487)
Advisor Class ................... (4,022,041) (6,229,341) (2,391,166) (3,473,429)
Total distributions to shareholders ..... (12,378,380) (22,418,067) (8,800,790) (16,152,204)
Capital share transactions: (Note 2 )
Class A ........................ 109,464,716 7,788,063 (7,845,573) (4,206,476)
Class A1 ....................... (17,424,907) (36,864,041) (20,538,198) (34,526,658)
Class C ........................ (4,284,640) (10,756,575) (2,245,476) (5,791,818)
Class R6 ....................... (1,272,095) 10,069,794 (5,357,529) 21,880,720
Advisor Class ................... 2,738,432 49,228,633 845,699 41,038,345
Total capital share transactions ....... 89,221,506 19,465,874 (35,141,077) 18,394,113
Net increase (decrease) in net
assets ..................... 59,926,556 20,501,288 (60,621,131) 21,111,107
Net assets:
Beginning of period ................ 760,320,148 739,818,860 611,221,238 590,110,131
End of period ..................... $820,246,704 $760,320,148 $550,600,107 $611,221,238

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,636,810 $33,016,888 $14,500,964 $28,001,329
Net realized gain (loss) ............ (4,361,918) (5,247,463) (3,965,721) (8,329,156)
Net change in unrealized appreciation
(depreciation) ................. (37,350,312) 6,853,679 (31,990,338) 7,244,301
Net increase (decrease) in net
assets resulting from operations . (25,075,420) 34,623,104 (21,455,095) 26,916,474
Distributions to shareholders:
Class A ........................ (4,228,798) (8,061,025) (3,431,441) (6,318,013)
Class A1 ....................... (8,256,373) (17,151,069) (7,545,487) (15,526,589)
Class C ........................ (451,082) (1,165,900) (233,239) (588,009)
Class R6 ....................... (397,844) (715,492) (502,783) (872,178)
Advisor Class ................... (3,215,630) (5,854,179) (2,595,465) (4,581,222)
Total distributions to shareholders ..... (16,549,727) (32,947,665) (14,308,415) (27,886,011)
Capital share transactions: (Note 2 )
Class A ........................ (7,567,994) (2,673,883) (2,460,435) 7,277,779
Class A1 ....................... (26,522,222) (67,112,354) (24,159,269) (59,578,942)
Class C ........................ (5,990,733) (19,562,071) (3,272,834) (9,716,025)
Class R6 ....................... (964,494) 2,069,386 281,784 3,473,191
Advisor Class ................... 2,586,091 (1,461,516) (14,172) 12,664,315
Total capital share transactions ....... (38,459,352) (88,740,438) (29,624,926) (45,879,682)
Net increase (decrease) in net
assets ..................... (80,084,499) (87,064,999) (65,388,436) (46,849,219)
Net assets:
Beginning of period ................ 991,367,505 1,078,432,504 854,660,116 901,509,335
End of period ..................... $911,283,006 $991,367,505 $789,271,680 $854,660,116

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Pennsylvania Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,253,848 $21,463,626 $7,052,552 $11,825,701
Net realized gain (loss) ............ (1,562,321) (7,147,479) (4,266,874) (5,717,022)
Net change in unrealized appreciation
(depreciation) ................. (32,685,051) 8,926,908 (17,323,057) 7,194,058
Net increase (decrease) in net
assets resulting from operations . (21,993,524) 23,243,055 (14,537,379) 13,302,737
Distributions to shareholders:
Class A ........................ (2,427,615) (4,648,295) (1,244,694) (2,324,899)
Class A1 ....................... (6,616,856) (13,620,443) (2,837,392) (5,739,995)
Class C ........................ (264,462) (664,656) (69,418) (175,324)
Class R6 ....................... (150,771) (291,829) (484,630) (346,281)
Advisor Class ................... (2,354,154) (2,296,427) (2,360,216) (3,189,146)
Total distributions to shareholders ..... (11,813,858) (21,521,650) (6,996,350) (11,775,645)
Capital share transactions: (Note 2 )
Class A ........................ (2,599,528) (2,886,534) (617,360) 898,176
Class A1 ....................... (20,659,077) (45,615,545) (8,217,516) (21,660,536)
Class C ........................ (3,133,792) (9,397,845) (965,722) (3,003,688)
Class R6 ....................... 857,948 (1,622,458) 14,984,707 13,080,996
Advisor Class ................... 8,515,669 62,270,503 (1,519,481) 44,197,257
Total capital share transactions ....... (17,018,780) 2,748,121 3,664,628 33,512,205
Net increase (decrease) in net
assets ..................... (50,826,162) 4,469,526 (17,869,101) 35,039,297
Net assets:
Beginning of period ................ 711,284,617 706,815,091 453,029,583 417,990,286
End of period ..................... $660,458,455 $711,284,617 $435,160,482 $453,029,583

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. At
August 31, 2025, unfunded commitments were as follows:
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Borrower
Unfunded
Commitment
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Funds. Facility
fees are recognized as income over the expected term of
the loan. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 201,533 $1,985,628 2,093,003 $19,917,278
Shares issued in reinvestment of distributions .......... 63,378 624,692 349,338 3,314,833
Shares redeemed ............................... (409,650) (4,059,661) (3,520,188) (33,324,157)
Net increase (decrease) .......................... (144,739) $(1,449,341) (1,077,847) $(10,092,046)
Year ended February 28, 2025
Shares sold
a
................................... 638,137 $6,494,980 5,541,819 $54,570,200
Shares issued in reinvestment of distributions .......... 119,658 1,219,241 644,777 6,333,661
Shares redeemed ............................... (893,344) (9,102,846) (5,393,773) (53,067,401)
Net increase (decrease) .......................... (135,549) $(1,388,625) 792,823 $7,836,460
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 179,812 $1,795,083 276,008 $2,607,991
Shares issued in reinvestment of distributions .......... 138,019 1,358,932 445,767 4,222,600
Shares redeemed ............................... (745,229) (7,338,526) (2,848,878) (26,998,771)
Net increase (decrease) .......................... (427,398) $(4,184,511) (2,127,103) $(20,168,180)
Year ended February 28, 2025
Shares sold ................................... 111,861 $1,135,299 997,567 $9,809,427
Shares issued in reinvestment of distributions .......... 272,747 2,775,449 937,913 9,192,420
Shares redeemed ............................... (1,855,871) (18,917,858) (6,648,861) (65,248,637)
Net increase (decrease) .......................... (1,471,263) $(15,007,110) (4,713,381) $(46,246,790)
Class C
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
NII distributions - ensure per share amount per class is
reasonable based on class specific expenses
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 5,017 $50,086 83,700 $804,878
Shares issued in reinvestment of distributions .......... 3,443 34,356 23,133 222,999
Shares redeemed
a
.............................. (64,798) (647,717) (290,098) (2,799,354)
Net increase (decrease) .......................... (56,338) $(563,275) (183,265) $(1,771,477)
Year ended February 28, 2025
Shares sold ................................... 19,751 $205,697 124,614 $1,238,794
Shares issued in reinvestment of distributions .......... 9,270 95,581 53,303 531,376
Shares redeemed
a
.............................. (280,003) (2,883,039) (914,608) (9,135,454)
Net increase (decrease) .......................... (250,982) $(2,581,761) (736,691) $(7,365,284)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 36,927 $365,707 421,667 $4,004,327
Shares issued in reinvestment of distributions .......... 2,482 24,448 43,980 417,951
Shares redeemed ............................... (67,890) (670,845) (570,565) (5,421,251)
Net increase (decrease) .......................... (28,481) $(280,690) (104,918) $(998,973)
Year ended February 28, 2025
Shares sold ................................... 117,208 $1,193,217 822,312 $8,089,412
Shares issued in reinvestment of distributions .......... 4,091 41,667 84,099 827,251
Shares redeemed ............................... (41,297) (422,929) (874,910) (8,607,423)
Net increase (decrease) .......................... 80,002 $811,955 31,501 $309,240
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 589,139 $5,804,418 2,368,097 $22,527,734
Shares issued in reinvestment of distributions .......... 32,089 315,807 200,469 1,904,394
Shares redeemed ............................... (279,054) (2,739,124) (2,928,658) (27,784,094)
Net increase (decrease) .......................... 342,174 $3,381,101 (360,092) $(3,351,966)
Year ended February 28, 2025
Shares sold ................................... 528,630 $5,408,251 4,191,713 $41,213,760
Shares issued in reinvestment of distributions .......... 50,757 516,632 330,640 3,251,762
Shares redeemed ............................... (481,437) (4,923,486) (2,665,220) (26,222,533)
Net increase (decrease) .......................... 97,950 $1,001,397 1,857,133 $18,242,989
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 1,111,014 $11,333,925 326,748 $2,880,345
Shares issued in reinvestment of distributions .......... 180,637 1,842,805 40,863 360,060
Shares redeemed ............................... (1,777,910) (18,180,866) (542,312) (4,740,605)
Net increase (decrease) .......................... (486,259) $(5,004,136) (174,701) $(1,500,200)
Year ended February 28, 2025
Shares sold
a
................................... 1,899,678 $20,082,461 713,625 $6,497,637
Shares issued in reinvestment of distributions .......... 341,797 3,605,205 79,983 728,221
Shares redeemed ............................... (2,245,783) (23,665,486) (652,067) (5,945,912)
Net increase (decrease) .......................... (4,308) $22,180 141,541 $1,279,946
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 152,534 $1,544,290 43,004 $376,409
Shares issued in reinvestment of distributions .......... 330,094 3,364,947 105,130 925,314
Shares redeemed ............................... (1,628,178) (16,659,382) (517,890) (4,584,582)
Net increase (decrease) .......................... (1,145,550) $(11,750,145) (369,756) $(3,282,859)
Year ended February 28, 2025
Shares sold ................................... 583,655 $6,148,795 94,567 $861,875
Shares issued in reinvestment of distributions .......... 675,945 7,124,173 213,706 1,943,452
Shares redeemed ............................... (4,028,633) (42,466,752) (1,382,480) (12,577,729)
Net increase (decrease) .......................... (2,769,033) $(29,193,784) (1,074,207) $(9,772,402)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 147,820 $1,509,303 7,790 $68,837
Shares issued in reinvestment of distributions .......... 13,840 142,918 3,093 27,461
Shares redeemed
a
.............................. (347,654) (3,595,302) (64,502) (570,768)
Net increase (decrease) .......................... (185,994) $(1,943,081) (53,619) $(474,470)
Year ended February 28, 2025
Shares sold ................................... 128,268 $1,377,830 27,468 $253,516
Shares issued in reinvestment of distributions .......... 33,392 356,181 7,544 69,125
Shares redeemed
a
.............................. (563,622) (6,028,982) (178,382) (1,636,909)
Net increase (decrease) .......................... (401,962) $(4,294,971) (143,370) $(1,314,268)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 1,061,451 $10,784,289 338,514 $2,974,354
Shares issued in reinvestment of distributions .......... 26,929 274,692 1,406 12,378
Shares redeemed ............................... (466,483) (4,761,822) (130,890) (1,144,065)
Net increase (decrease) .......................... 621,897 $6,297,159 209,030 $1,842,667
Year ended February 28, 2025
Shares sold ................................... 511,262 $5,383,627 148,960 $1,358,790
Shares issued in reinvestment of distributions .......... 49,975 527,024 2,485 22,603
Shares redeemed ............................... (527,368) (5,571,363) (44,864) (407,477)
Net increase (decrease) .......................... 33,869 $339,288 106,581 $973,916
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 2,034,313 $20,756,641 1,022,256 $8,941,580
Shares issued in reinvestment of distributions .......... 210,360 2,144,414 51,890 456,285
Shares redeemed ............................... (2,592,713) (26,414,744) (418,824) (3,694,335)
Net increase (decrease) .......................... (348,040) $(3,513,689) 655,322 $5,703,530
Year ended February 28, 2025
Shares sold ................................... 5,133,950 $54,063,343 2,080,114 $18,908,737
Shares issued in reinvestment of distributions .......... 312,842 3,298,677 46,732 424,853
Shares redeemed ............................... (2,251,407) (23,748,237) (563,572) (5,117,483)
Net increase (decrease) .......................... 3,195,385 $33,613,783 1,563,274 $14,216,107
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 5,338,595 $59,302,447 4,179,049 $42,923,456
Shares issued in reinvestment of distributions .......... 874,205 9,720,414 422,231 4,344,749
Shares redeemed ............................... (7,221,297) (80,220,098) (4,815,267) (49,502,171)
Net increase (decrease) .......................... (1,008,497) $(11,197,237) (213,987) $(2,233,966)
Year ended February 28, 2025
Shares sold
a
................................... 10,982,749 $123,948,078 6,892,368 $70,775,719
Shares issued in reinvestment of distributions .......... 1,563,501 17,616,067 811,953 8,328,548
Shares redeemed ............................... (14,066,150) (158,510,061) (8,041,588) (82,448,492)
Net increase (decrease) .......................... (1,519,900) $(16,945,916) (337,267) $(3,344,225)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 771,081 $8,561,559 248,603 $2,558,425
Shares issued in reinvestment of distributions .......... 824,647 9,158,501 267,484 2,754,897
Shares redeemed ............................... (5,781,739) (64,155,737) (2,029,801) (20,889,021)
Net increase (decrease) .......................... (4,186,011) $(46,435,677) (1,513,714) $(15,575,699)
Year ended February 28, 2025
Shares sold ................................... 1,390,494 $15,660,627 645,754 $6,653,530
Shares issued in reinvestment of distributions .......... 1,681,239 18,915,067 582,532 5,979,766
Shares redeemed ............................... (12,995,548) (146,209,762) (4,577,875) (46,978,671)
Net increase (decrease) .......................... (9,923,815) $(111,634,068) (3,349,589) $(34,345,375)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 91,810 $1,021,349 — $—
Shares issued in reinvestment of distributions .......... 22,019 245,318 — —
Shares redeemed
a
.............................. (528,727) (5,881,857) — —
Net increase (decrease) .......................... (414,898) $(4,615,190) — $—
Year ended February 28, 2025
Shares sold ................................... 207,531 $2,338,864 — $—
Shares issued in reinvestment of distributions .......... 50,998 575,490 — —
Shares redeemed
a
.............................. (978,388) (11,052,634) — —
Net increase (decrease) .......................... (719,859) $(8,138,280) — $—
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 1,336,666 $14,858,728 604,741 $6,208,373
Shares issued in reinvestment of distributions .......... 135,658 1,510,710 80,831 831,879
Shares redeemed ............................... (1,848,715) (20,583,946) (831,143) (8,535,088)
Net increase (decrease) .......................... (376,391) $(4,214,508) (145,571) $(1,494,836)
Year ended February 28, 2025
Shares sold ................................... 2,242,031 $25,293,502 1,410,997 $14,475,512
Shares issued in reinvestment of distributions .......... 264,997 2,989,749 158,493 1,626,261
Shares redeemed ............................... (2,998,307) (33,831,313) (1,632,905) (16,754,087)
Net increase (decrease) .......................... (491,279) $(5,548,062) (63,415) $(652,314)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 6,307,929 $70,052,767 2,851,060 $29,343,044
Shares issued in reinvestment of distributions .......... 739,116 8,229,646 133,128 1,370,596
Shares redeemed ............................... (6,727,605) (74,788,675) (1,527,069) (15,707,098)
Net increase (decrease) .......................... 319,440 $3,493,738 1,457,119 $15,006,542
Year ended February 28, 2025
Shares sold ................................... 16,711,712 $188,572,875 5,219,717 $53,518,710
Shares issued in reinvestment of distributions .......... 1,316,955 14,857,777 262,374 2,692,770
Shares redeemed ............................... (14,548,197) (164,143,251) (5,380,982) (55,221,033)
Net increase (decrease) .......................... 3,480,470 $39,287,401 101,109 $990,447
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 340,216 $3,501,160 18,174,839 $157,702,338
Shares issued in reinvestment of distributions .......... 91,005 936,782 3,875,505 33,559,040
Shares redeemed ............................... (974,938) (10,136,842) (21,880,469) (189,705,674)
Net increase (decrease) .......................... (543,717) $(5,698,900) 169,875 $1,555,704
Year ended February 28, 2025
Shares sold
a
................................... 965,017 $10,292,812 40,102,449 $359,721,968
Shares issued in reinvestment of distributions .......... 180,214 1,923,023 6,906,325 61,883,519
Shares redeemed ............................... (1,327,914) (14,185,955) (34,564,840) (309,669,814)
Net increase (decrease) .......................... (182,683) $(1,970,120) 12,443,934 $111,935,673
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 73,803 $758,880 2,729,747 $23,659,026
Shares issued in reinvestment of distributions .......... 195,304 2,009,523 5,065,121 43,840,663
Shares redeemed ............................... (1,248,704) (12,840,619) (18,433,307) (159,657,480)
Net increase (decrease) .......................... (979,597) $(10,072,216) (10,638,439) $(92,157,791)
Year ended February 28, 2025
Shares sold ................................... 146,721 $1,565,337 6,020,089 $53,973,808
Shares issued in reinvestment of distributions .......... 397,884 4,244,476 10,306,846 92,238,069
Shares redeemed ............................... (2,387,715) (25,510,636) (40,133,981) (359,355,255)
Net increase (decrease) .......................... (1,843,110) $(19,700,823) (23,807,046) $(213,143,378)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 54,100 $568,706 731,094 $6,478,183
Shares issued in reinvestment of distributions .......... 10,499 109,703 239,548 2,114,793
Shares redeemed
a
.............................. (203,345) (2,129,786) (2,271,730) (20,068,007)
Net increase (decrease) .......................... (138,746) $(1,451,377) (1,301,088) $(11,475,031)
Year ended February 28, 2025
Shares sold ................................... 96,415 $1,046,103 1,789,089 $16,350,977
Shares issued in reinvestment of distributions .......... 24,979 270,414 520,616 4,753,049
Shares redeemed
a
.............................. (573,162) (6,213,806) (4,943,820) (45,159,299)
Net increase (decrease) .......................... (451,768) $(4,897,289) (2,634,115) $(24,055,273)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 254,071 $2,630,372 4,961,981 $42,998,983
Shares issued in reinvestment of distributions .......... 8,842 91,026 472,890 4,111,530
Shares redeemed ............................... (182,515) (1,881,874) (5,354,672) (46,388,696)
Net increase (decrease) .......................... 80,398 $839,524 80,199 $721,817
Year ended February 28, 2025
Shares sold ................................... 365,624 $3,899,764 9,679,207 $87,350,166
Shares issued in reinvestment of distributions .......... 16,454 175,584 842,772 7,585,156
Shares redeemed ............................... (277,436) (2,948,267) (7,616,584) (68,792,598)
Net increase (decrease) .......................... 104,642 $1,127,081 2,905,395 $26,142,724
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 713,009 $7,346,578 11,775,665 $102,425,064
Shares issued in reinvestment of distributions .......... 71,569 736,784 1,979,342 17,209,789
Shares redeemed ............................... (829,931) (8,540,160) (14,322,768) (124,588,416)
Net increase (decrease) .......................... (45,353) $(456,798) (567,761) $(4,953,563)
Year ended February 28, 2025
Shares sold ................................... 1,464,377 $15,616,121 25,056,263 $225,216,785
Shares issued in reinvestment of distributions .......... 115,535 1,233,564 3,644,235 32,776,224
Shares redeemed ............................... (1,406,546) (15,007,866) (25,594,103) (229,749,018)
Net increase (decrease) .......................... 173,366 $1,841,819 3,106,395 $28,243,991
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 375,728 $3,675,071 659,701 $6,322,771
Shares issued in reinvestment of distributions .......... 78,073 767,649 155,142 1,478,428
Shares redeemed ............................... (617,922) (6,074,068) (1,180,041) (11,190,370)
Net increase (decrease) .......................... (164,121) $(1,631,348) (365,198) $(3,389,171)
Year ended February 28, 2025
Shares sold
a
................................... 780,017 $7,975,931 2,177,625 $21,656,278
Shares issued in reinvestment of distributions .......... 149,863 1,529,400 273,751 2,710,348
Shares redeemed ............................... (1,368,192) (13,958,112) (1,533,728) (15,173,681)
Net increase (decrease) .......................... (438,312) $(4,452,781) 917,648 $9,192,945
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 75,835 $741,783 78,582 $752,186
Shares issued in reinvestment of distributions .......... 198,607 1,951,646 199,882 1,905,930
Shares redeemed ............................... (1,238,425) (12,185,599) (1,444,088) (13,848,619)
Net increase (decrease) .......................... (963,983) $(9,492,170) (1,165,624) $(11,190,503)
Year ended February 28, 2025
Shares sold ................................... 179,887 $1,837,974 248,644 $2,468,083
Shares issued in reinvestment of distributions .......... 408,738 4,168,222 417,110 4,129,361
Shares redeemed ............................... (2,786,838) (28,455,131) (1,892,996) (18,777,864)
Net increase (decrease) .......................... (2,198,213) $(22,448,935) (1,227,242) $(12,180,420)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 15,916 $158,825 39,892 $388,340
Shares issued in reinvestment of distributions .......... 8,064 80,590 12,271 119,437
Shares redeemed
a
.............................. (200,207) (1,993,229) (153,773) (1,498,860)
Net increase (decrease) .......................... (176,227) $(1,753,814) (101,610) $(991,083)
Year ended February 28, 2025
Shares sold ................................... 102,752 $1,069,551 88,085 $889,748
Shares issued in reinvestment of distributions .......... 17,585 182,298 29,491 297,966
Shares redeemed
a
.............................. (275,884) (2,860,465) (556,432) (5,637,802)
Net increase (decrease) .......................... (155,547) $(1,608,616) (438,856) $(4,450,088)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 121,311 $1,200,337 1,212,079 $11,469,631
Shares issued in reinvestment of distributions .......... 12,598 123,863 21,147 201,951
Shares redeemed ............................... (325,467) (3,209,440) (364,111) (3,469,602)
Net increase (decrease) .......................... (191,558) $(1,885,240) 869,115 $8,201,980
Year ended February 28, 2025
Shares sold ................................... 254,601 $2,601,829 671,216 $6,662,231
Shares issued in reinvestment of distributions .......... 24,863 253,642 34,557 342,894
Shares redeemed ............................... (234,287) (2,391,153) (143,942) (1,430,869)
Net increase (decrease) .......................... 45,177 $464,318 561,831 $5,574,256
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 632,206 $6,219,602 1,660,587 $15,833,469
Shares issued in reinvestment of distributions .......... 57,784 568,150 137,762 1,314,611
Shares redeemed ............................... (718,034) (7,049,339) (1,759,724) (16,774,879)
Net increase (decrease) .......................... (28,044) $(261,587) 38,625 $373,201
Year ended February 28, 2025
Shares sold ................................... 1,407,910 $14,349,996 3,752,339 $37,104,935
Shares issued in reinvestment of distributions .......... 92,879 947,959 155,471 1,541,399
Shares redeemed ............................... (1,025,905) (10,457,412) (958,941) (9,534,644)
Net increase (decrease) .......................... 474,884 $4,840,543 2,948,869 $29,111,690
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 335,638 $3,406,725 1,094,891 $11,215,903
Shares issued in reinvestment of distributions .......... 56,056 572,723 177,472 1,808,106
Shares redeemed ............................... (581,144) (5,940,981) (1,483,351) (15,136,878)
Net increase (decrease) .......................... (189,450) $(1,961,533) (210,988) $(2,112,869)
Year ended February 28, 2025
Shares sold
a
................................... 442,798 $4,695,916 2,342,260 $24,578,334
Shares issued in reinvestment of distributions .......... 111,491 1,180,787 333,551 3,499,936
Shares redeemed ............................... (1,045,578) (11,077,809) (2,440,684) (25,630,687)
Net increase (decrease) .......................... (491,289) $(5,201,106) 235,127 $2,447,583
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 64,591 $667,253 250,105 $2,555,631
Shares issued in reinvestment of distributions .......... 154,300 1,575,576 586,958 5,973,297
Shares redeemed ............................... (966,095) (9,891,491) (2,592,887) (26,396,787)
Net increase (decrease) .......................... (747,204) $(7,648,662) (1,755,824) $(17,867,859)
Year ended February 28, 2025
Shares sold ................................... 181,438 $1,919,385 616,956 $6,480,753
Shares issued in reinvestment of distributions .......... 312,161 3,304,052 1,186,094 12,427,154
Shares redeemed ............................... (2,118,465) (22,471,343) (5,718,206) (59,957,722)
Net increase (decrease) .......................... (1,624,866) $(17,247,906) (3,915,156) $(41,049,815)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 24,699 $253,348 49,326 $512,351
Shares issued in reinvestment of distributions .......... 4,848 50,126 17,861 184,751
Shares redeemed
a
.............................. (101,142) (1,045,448) (280,236) (2,904,032)
Net increase (decrease) .......................... (71,595) $(741,974) (213,049) $(2,206,930)
Year ended February 28, 2025
Shares sold ................................... 56,811 $609,440 133,970 $1,432,387
Shares issued in reinvestment of distributions .......... 12,282 131,574 41,047 437,110
Shares redeemed
a
.............................. (283,402) (3,045,521) (707,629) (7,539,199)
Net increase (decrease) .......................... (214,309) $(2,304,507) (532,612) $(5,669,702)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 1,860,659 $18,659,518 1,120,962 $11,512,973
Shares issued in reinvestment of distributions .......... 3,734 38,160 18,137 185,271
Shares redeemed ............................... (251,150) (2,560,202) (677,434) (6,922,240)
Net increase (decrease) .......................... 1,613,243 $16,137,476 461,665 $4,776,004
Year ended February 28, 2025
Shares sold ................................... 454,963 $4,803,730 254,853 $2,687,426
Shares issued in reinvestment of distributions .......... 7,343 77,756 36,095 379,592
Shares redeemed ............................... (886,111) (9,385,420) (605,619) (6,347,835)
Net increase (decrease) .......................... (423,805) $(4,503,934) (314,671) $(3,280,817)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 2,637,620 $26,911,141 2,175,994 $22,212,079
Shares issued in reinvestment of distributions .......... 213,657 2,181,320 152,285 1,554,398
Shares redeemed ............................... (1,769,783) (18,083,517) (1,858,199) (18,957,707)
Net increase (decrease) .......................... 1,081,494 $11,008,944 470,080 $4,808,770
Year ended February 28, 2025
Shares sold ................................... 7,529,635 $79,372,971 5,939,976 $62,285,030
Shares issued in reinvestment of distributions .......... 199,967 2,116,275 199,187 2,094,587
Shares redeemed ............................... (2,939,972) (31,109,375) (1,676,428) (17,640,037)
Net increase (decrease) .......................... 4,789,630 $50,379,871 4,462,735 $46,739,580
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 1,306,701 $14,210,091 1,996,538 $20,094,285
Shares issued in reinvestment of distributions .......... 238,674 2,596,212 299,639 3,015,122
Shares redeemed ............................... (1,874,979) (20,349,004) (2,746,459) (27,632,736)
Net increase (decrease) .......................... (329,604) $(3,542,701) (450,282) $(4,523,329)
Year ended February 28, 2025
Shares sold
a
................................... 2,799,789 $31,375,999 3,506,827 $36,726,003
Shares issued in reinvestment of distributions .......... 451,481 5,048,580 557,174 5,825,602
Shares redeemed ............................... (2,780,884) (31,158,770) (3,484,654) (36,468,869)
Net increase (decrease) .......................... 470,386 $5,265,809 579,347 $6,082,736
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 204,701 $2,227,094 317,060 $3,208,805
Shares issued in reinvestment of distributions .......... 385,846 4,196,476 554,491 5,575,516
Shares redeemed ............................... (2,315,367) (25,154,875) (3,284,594) (33,020,823)
Net increase (decrease) .......................... (1,724,820) $(18,731,305) (2,413,043) $(24,236,502)
Year ended February 28, 2025
Shares sold ................................... 620,767 $6,953,756 785,230 $8,214,096
Shares issued in reinvestment of distributions .......... 813,251 9,090,871 1,149,680 12,011,465
Shares redeemed ............................... (4,930,808) (55,196,725) (6,342,778) (66,340,257)
Net increase (decrease) .......................... (3,496,790) $(39,152,098) (4,407,868) $(46,114,696)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 45,440 $500,393 30,280 $306,836
Shares issued in reinvestment of distributions .......... 29,177 320,961 19,600 199,200
Shares redeemed
a
.............................. (413,174) (4,534,858) (317,101) (3,232,353)
Net increase (decrease) .......................... (338,557) $(3,713,504) (267,221) $(2,726,317)
Year ended February 28, 2025
Shares sold ................................... 200,734 $2,281,593 109,578 $1,157,190
Shares issued in reinvestment of distributions .......... 71,327 806,164 50,461 532,380
Shares redeemed
a
.............................. (1,286,868) (14,563,225) (962,237) (10,173,264)
Net increase (decrease) .......................... (1,014,807) $(11,475,468) (802,198) $(8,483,694)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 209,180 $2,271,583 678,345 $6,829,372
Shares issued in reinvestment of distributions .......... 26,860 292,604 50,078 504,071
Shares redeemed ............................... (624,291) (6,779,469) (756,395) (7,613,731)
Net increase (decrease) .......................... (388,251) $(4,215,282) (27,972) $(280,288)
Year ended February 28, 2025
Shares sold ................................... 793,207 $8,847,577 1,369,345 $14,352,917
Shares issued in reinvestment of distributions .......... 50,797 568,935 78,823 824,617
Shares redeemed ............................... (391,769) (4,378,754) (625,833) (6,550,263)
Net increase (decrease) .......................... 452,235 $5,037,758 822,335 $8,627,271
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 3,316,932 $36,192,835 1,404,192 $14,084,960
Shares issued in reinvestment of distributions .......... 211,986 2,307,990 118,968 1,196,809
Shares redeemed ............................... (2,677,289) (28,980,507) (1,454,048) (14,640,517)
Net increase (decrease) .......................... 851,629 $9,520,318 69,112 $641,252
Year ended February 28, 2025
Shares sold ................................... 3,248,621 $36,365,283 2,881,981 $30,066,828
Shares issued in reinvestment of distributions .......... 406,590 4,550,725 186,590 1,950,953
Shares redeemed ............................... (4,536,029) (50,741,368) (1,956,570) (20,472,640)
Net increase (decrease) .......................... (880,818) $(9,825,360) 1,112,001 $11,545,141
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 11,869,988 $118,500,883 804,451 $8,179,244
Shares issued in reinvestment of distributions .......... 246,048 2,460,354 168,520 1,711,931
Shares redeemed ............................... (1,149,863) (11,496,521) (1,747,004) (17,736,748)
Net increase (decrease) .......................... 10,966,173 $109,464,716 (774,033) $(7,845,573)
Year ended February 28, 2025
Shares sold
a
................................... 3,937,082 $40,707,390 1,653,965 $17,405,440
Shares issued in reinvestment of distributions .......... 365,214 3,777,929 322,144 3,384,479
Shares redeemed ............................... (3,530,311) (36,697,256) (2,379,809) (24,996,395)
Net increase (decrease) .......................... 771,985 $7,788,063 (403,700) $(4,206,476)
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 210,465 $2,114,039 209,631 $2,141,152
Shares issued in reinvestment of distributions .......... 386,252 3,860,640 335,169 3,404,031
Shares redeemed ............................... (2,341,132) (23,399,586) (2,549,330) (26,083,381)
Net increase (decrease) .......................... (1,744,415) $(17,424,907) (2,004,530) $(20,538,198)
Year ended February 28, 2025
Shares sold ................................... 378,554 $3,916,559 681,899 $7,177,161
Shares issued in reinvestment of distributions .......... 812,403 8,391,775 691,346 7,260,336
Shares redeemed ............................... (4,756,001) (49,172,375) (4,661,407) (48,964,155)
Net increase (decrease) .......................... (3,565,044) $(36,864,041) (3,288,162) $(34,526,658)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 59,966 $608,152 29,180 $301,544
Shares issued in reinvestment of distributions .......... 21,314 216,050 16,101 166,190
Shares redeemed
a
.............................. (504,197) (5,108,842) (263,032) (2,713,210)
Net increase (decrease) .......................... (422,917) $(4,284,640) (217,751) $(2,245,476)
Year ended February 28, 2025
Shares sold ................................... 205,230 $2,153,391 86,170 $921,164
Shares issued in reinvestment of distributions .......... 54,838 574,074 36,159 385,928
Shares redeemed
a
.............................. (1,285,842) (13,484,040) (663,929) (7,098,910)
Net increase (decrease) .......................... (1,025,774) $(10,756,575) (541,600) $(5,791,818)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 1,175,266 $11,713,839 941,324 $9,558,451
Shares issued in reinvestment of distributions .......... 76,221 762,932 18,513 187,899
Shares redeemed ............................... (1,365,064) (13,748,866) (1,491,063) (15,103,879)
Net increase (decrease) .......................... (113,577) $(1,272,095) (531,226) $(5,357,529)
Year ended February 28, 2025
Shares sold ................................... 1,424,633 $14,688,187 2,733,161 $28,728,608
Shares issued in reinvestment of distributions .......... 150,629 1,558,365 32,294 339,050
Shares redeemed ............................... (596,353) (6,176,758) (685,812) (7,186,938)
Net increase (decrease) .......................... 978,909 $10,069,794 2,079,643 $21,880,720
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 4,502,105 $44,904,673 2,658,489 $27,008,190
Shares issued in reinvestment of distributions .......... 387,063 3,872,626 228,586 2,321,546
Shares redeemed ............................... (4,608,709) (46,038,867) (2,810,768) (28,484,037)
Net increase (decrease) .......................... 280,459 $2,738,432 76,307 $845,699
Year ended February 28, 2025
Shares sold ................................... 9,467,083 $97,804,450 5,731,661 $60,162,559
Shares issued in reinvestment of distributions .......... 582,878 6,027,104 322,267 3,386,169
Shares redeemed ............................... (5,278,479) (54,602,921) (2,143,803) (22,510,383)
Net increase (decrease) .......................... 4,771,482 $49,228,633 3,910,125 $41,038,345
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 1,385,585 $15,340,031 1,978,892 $20,104,297
Shares issued in reinvestment of distributions .......... 357,164 3,961,852 321,837 3,261,663
Shares redeemed ............................... (2,425,441) (26,869,877) (2,546,613) (25,826,395)
Net increase (decrease) .......................... (682,692) $(7,567,994) (245,884) $(2,460,435)
Year ended February 28, 2025
Shares sold
a
................................... 2,983,339 $34,322,672 4,606,048 $48,452,081
Shares issued in reinvestment of distributions .......... 666,693 7,654,844 576,088 6,049,061
Shares redeemed ............................... (3,886,943) (44,651,399) (4,495,100) (47,223,363)
Net increase (decrease) .......................... (236,911) $(2,673,883) 687,036 $7,277,779
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 307,370 $3,409,532 643,100 $6,503,568
Shares issued in reinvestment of distributions .......... 686,665 7,611,806 692,819 7,016,143
Shares redeemed ............................... (3,387,719) (37,543,560) (3,717,393) (37,678,980)
Net increase (decrease) .......................... (2,393,684) $(26,522,222) (2,381,474) $(24,159,269)
Year ended February 28, 2025
Shares sold ................................... 606,783 $6,987,071 1,236,149 $12,986,181
Shares issued in reinvestment of distributions .......... 1,387,786 15,921,003 1,391,676 14,598,722
Shares redeemed ............................... (7,843,510) (90,020,428) (8,306,542) (87,163,845)
Net increase (decrease) .......................... (5,848,941) $(67,112,354) (5,678,717) $(59,578,942)
Class C
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 62,051 $699,493 88,585 $914,141
Shares issued in reinvestment of distributions .......... 38,617 434,247 21,845 224,868
Shares redeemed
a
.............................. (633,224) (7,124,473) (429,849) (4,411,843)
Net increase (decrease) .......................... (532,556) $(5,990,733) (319,419) $(3,272,834)
Year ended February 28, 2025
Shares sold ................................... 119,410 $1,391,139 124,984 $1,333,859
Shares issued in reinvestment of distributions .......... 97,323 1,131,954 54,225 577,713
Shares redeemed
a
.............................. (1,896,716) (22,085,164) (1,090,623) (11,627,597)
Net increase (decrease) .......................... (1,679,983) $(19,562,071) (911,414) $(9,716,025)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 340,443 $3,788,834 959,326 $9,724,854
Shares issued in reinvestment of distributions .......... 34,988 388,457 44,220 448,161
Shares redeemed ............................... (464,680) (5,141,785) (976,215) (9,891,231)
Net increase (decrease) .......................... (89,249) $(964,494) 27,331 $281,784
Year ended February 28, 2025
Shares sold ................................... 675,275 $7,780,443 926,020 $9,715,053
Shares issued in reinvestment of distributions .......... 61,565 707,398 82,574 867,044
Shares redeemed ............................... (558,341) (6,418,455) (676,015) (7,108,906)
Net increase (decrease) .......................... 178,499 $2,069,386 332,579 $3,473,191
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 2,623,620 $29,089,325 2,864,544 $28,999,662
Shares issued in reinvestment of distributions .......... 273,189 3,031,536 249,140 2,526,552
Shares redeemed ............................... (2,661,068) (29,534,770) (3,114,138) (31,540,386)
Net increase (decrease) .......................... 235,741 $2,586,091 (454) $(14,172)
Year ended February 28, 2025
Shares sold ................................... 3,894,214 $44,702,276 4,989,206 $52,470,441
Shares issued in reinvestment of distributions .......... 483,494 5,554,005 426,498 4,481,535
Shares redeemed ............................... (4,500,101) (51,717,797) (4,211,259) (44,287,661)
Net increase (decrease) .......................... (122,393) $(1,461,516) 1,204,445 $12,664,315
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2025
Shares sold
a
................................... 790,190 $6,731,768 748,487 $7,247,747
Shares issued in reinvestment of distributions .......... 255,830 2,176,309 109,407 1,053,322
Shares redeemed ............................... (1,351,214) (11,507,605) (926,634) (8,918,429)
Net increase (decrease) .......................... (305,194) $(2,599,528) (68,740) $(617,360)
Year ended February 28, 2025
Shares sold
a
................................... 2,432,667 $21,515,261 1,404,072 $14,048,083
Shares issued in reinvestment of distributions .......... 479,464 4,240,476 197,899 1,979,737
Shares redeemed ............................... (3,236,176) (28,642,271) (1,510,795) (15,129,644)
Net increase (decrease) .......................... (324,045) $(2,886,534) 91,176 $898,176
Class A1
Class A1 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 310,307 $2,642,071 242,822 $2,333,709
Shares issued in reinvestment of distributions .......... 673,741 5,730,926 260,544 2,507,709
Shares redeemed ............................... (3,407,041) (29,032,074) (1,355,958) (13,058,934)
Net increase (decrease) .......................... (2,422,993) $(20,659,077) (852,592) $(8,217,516)
Year ended February 28, 2025
Shares sold ................................... 710,156 $6,287,739 226,586 $2,260,259
Shares issued in reinvestment of distributions .......... 1,353,720 11,969,867 517,346 5,173,036
Shares redeemed ............................... (7,213,907) (63,873,151) (2,904,557) (29,093,831)
Net increase (decrease) .......................... (5,150,031) $(45,615,545) (2,160,625) $(21,660,536)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2025
Shares sold ................................... 74,297 $641,297 5,575 $55,041
Shares issued in reinvestment of distributions .......... 29,030 250,176 6,927 67,867
Shares redeemed
a
.............................. (464,228) (4,025,265) (110,321) (1,088,630)
Net increase (decrease) .......................... (360,901) $(3,133,792) (97,819) $(965,722)
Year ended February 28, 2025
Shares sold ................................... 178,055 $1,596,091 90,330 $918,872
Shares issued in reinvestment of distributions .......... 71,433 639,722 16,876 171,646
Shares redeemed
a
.............................. (1,296,645) (11,633,658) (401,607) (4,094,206)
Net increase (decrease) .......................... (1,047,157) $(9,397,845) (294,401) $(3,003,688)
Class R6
Class R6 Shares:
Six Months ended August 31, 2025
Shares sold ................................... 260,318 $2,218,419 4,362,835 $41,978,611
Shares issued in reinvestment of distributions .......... 15,777 134,346 10,575 101,843
Shares redeemed ............................... (175,921) (1,494,817) (2,827,265) (27,095,747)
Net increase (decrease) .......................... 100,174 $857,948 1,546,145 $14,984,707
Year ended February 28, 2025
Shares sold ................................... 152,511 $1,353,491 1,477,209 $14,749,625
Shares issued in reinvestment of distributions .......... 33,101 293,010 18,318 183,333
Shares redeemed ............................... (368,944) (3,268,959) (184,823) (1,851,962)
Net increase (decrease) .......................... (183,332) $(1,622,458) 1,310,704 $13,080,996
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2025
Shares sold ................................... 2,496,011 $21,230,008 2,844,786 $27,417,706
Shares issued in reinvestment of distributions .......... 258,757 2,202,825 225,451 2,171,502
Shares redeemed ............................... (1,752,319) (14,917,164) (3,239,281) (31,108,689)
Net increase (decrease) .......................... 1,002,449 $8,515,669 (169,044) $(1,519,481)
Year ended February 28, 2025
Shares sold ................................... 8,762,112 $77,332,020 6,062,132 $60,626,283
Shares issued in reinvestment of distributions .......... 230,225 2,038,854 286,788 2,871,264
Shares redeemed ............................... (1,930,422) (17,100,371) (1,925,483) (19,300,290)
Net increase (decrease) .......................... 7,061,915 $62,270,503 4,423,437 $44,197,257
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.567% 0.481% 0.499%
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.586% 0.457% 0.479%
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.535% 0.450% 0.547%

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.528% 0.535% 0.484%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.485% 0.485% 0.486%
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.490% 0.471% 0.475%
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate .................................... 0.486% 0.507%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $696 $2,892 $1,568 $134
CDSC retained ........................... $4,725 $28,178 $6,349 $28,111
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,995 $4,127 $1,420 $19,044
CDSC retained ........................... $19,621 $33,796 $2,917 $133,011
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $565 $1,006 $307 $3,271
CDSC retained ........................... $152 $3,659 $297 $5,472
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,996 $6,409 $2,043 $1,651
CDSC retained ........................... $10,638 $6,563 $7,868 $4,502
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,339 $2,917 $2,741 $1,770
CDSC retained ........................... $3,035 $11,017 $2,314 $1,095
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended August 31, 2025, investments in affiliated management investment companies were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Transfer agent fees ........................ $19,424 $66,471 $54,278 $19,379
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $196,595 $81,504 $33,614 $487,137
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $25,955 $38,577 $37,203 $87,055
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $77,177 $67,283 $85,533 $60,517
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $108,104 $81,576 $89,795 $49,938
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $31,040,367 $— $(10,510,734) $(2,032,266) $530,466 $19,027,833 830,000 $489,893
Total Affiliated Securities ... $31,040,367 $— $(10,510,734) $(2,032,266) $530,466 $19,027,833 $489,893
Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,296,565 $— $(15,910,848) $(2,394,327) $724,196 $19,715,586 860,000 $562,088
Total Affiliated Securities ... $37,296,565 $— $(15,910,848) $(2,394,327) $724,196 $19,715,586 $562,088
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Transfer agent fees on Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund has been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until June 30, 2026.
Transfer agent fees on Class R6 shares of Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund,
Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Limited-Term Tax-
Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin
Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund,
Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free
Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2026.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2025, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Purchases .............................. $5,390,000 $15,032,189 $1,204,283 $97,195,000
Sales .................................. $12,950,000 $15,140,000 $300,000 $128,590,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Purchases .............................. $108,010,000 $11,850,000 $99,200,000 $5,865,192
Sales .................................. $56,625,000 $9,450,000 $162,635,033 $5,772,376
Net Realized Gains (Losses) ................. — — $(1,687,930) $(148,549)
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Purchases .............................. $7,900,000 $7,000,000 $4,100,000 $16,900,000
Sales .................................. $2,000,000 $11,500,000 $7,800,000 $25,750,000
Net Realized Gains (Losses) ................. — — — —
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2025, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Purchases .............................. $19,890,000 $6,961,209 $800,000 $20,795,000
Sales .................................. $27,690,000 — $800,000 $11,260,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases ............................................... $19,200,000 $4,800,000 $5,700,000
Sales ................................................... $18,825,000 $4,500,000 $5,800,000
Net Realized Gains (Losses) .................................. — — —
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 24,531,550 $ 22,353,863 $ 8,540,242
Long term ............................. 14,455,903 62,594,625 43,875,047 30,146,000
Total capital loss carryforwards ............ $19,397,199 $87,126,175 $66,228,910 $38,686,242
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 82,401,883 $ 7,126,689 $ 8,543,657 $ 230,401,659
Long term ............................. 80,161,890 14,555,780 33,078,068 781,137,389
Total capital loss carryforwards ............ $162,563,773 $21,682,469 $41,621,725 $1,011,539,048
3. Transactions with Affiliates
(continued)
h. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 12,705,581 $ 16,496,338 $ 13,158,899 $ 21,016,513
Long term ............................. 21,867,380 40,346,422 20,277,481 61,502,265
Total capital loss carryforwards ............ $34,572,961 $56,842,760 $33,436,380 $82,518,778
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 20,333,850 $ 16,195,596 $ 32,394,083
Long term ............................. 40,820,776 102,612,987 93,339,812 91,117,996
Total capital loss carryforwards ............ $55,187,133 $122,946,837 $109,535,408 $123,512,079
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 39,651,375 $ 37,305,281 $ 25,416,852 $ 24,413,854
Long term ............................. 74,180,716 92,202,149 103,115,318 54,630,730
Total capital loss carryforwards ............ $113,832,091 $129,507,430 $128,532,170 $79,044,584
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $175,028,884 $670,529,648 $495,377,713 $158,067,059
Unrealized appreciation ..................... $738,379 $3,834,198 $3,497,707 $413,071
Unrealized depreciation ..................... (12,686,939) (45,106,203) (34,727,005) (12,312,931)
Net unrealized appreciation (depreciation) ....... $(11,948,560) $(41,272,005) $(31,229,298) $(11,899,860)
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,030,500,765 $875,454,453 $287,422,252 $4,834,672,136
Unrealized appreciation ..................... $22,895,164 $11,039,723 $1,402,894 $164,103,560
Unrealized depreciation ..................... (60,247,023) (8,304,714) (22,066,252) (440,712,297)
Net unrealized appreciation (depreciation) ....... $(37,351,859) $2,735,009 $(20,663,358) $(276,608,737)
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $233,905,849 $329,511,542 $344,194,468 $683,160,559
Unrealized appreciation ..................... $400,459 $1,271,127 $1,737,504 $2,099,390
Unrealized depreciation ..................... (19,323,265) (22,197,057) (17,344,889) (50,960,121)
Net unrealized appreciation (depreciation) ....... $(18,922,806) $(20,925,930) $(15,607,385) $(48,860,731)
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $650,693,738 $640,343,648 $837,682,946 $583,635,142
Unrealized appreciation ..................... $3,433,945 $3,632,466 $4,758,976 $1,651,196
Unrealized depreciation ..................... (41,987,977) (47,747,033) (42,830,946) (40,321,163)
Net unrealized appreciation (depreciation) ....... $(38,554,032) $(44,114,567) $(38,071,970) $(38,669,967)
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $947,096,637 $821,323,742 $738,923,259 $456,344,088
Unrealized appreciation ..................... $6,044,156 $6,082,148 $2,727,120 $1,228,809
Unrealized depreciation ..................... (51,843,830) (46,367,665) (63,157,917) (32,198,813)
Net unrealized appreciation (depreciation) ....... $(45,799,674) $(40,285,517) $(60,430,797) $(30,970,004)
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2025, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2025, Franklin High Yield Tax-Free Income Fund had 48.0% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2025, the aggregate value of these securities was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. $16,867,076 $80,084,827 $30,769,162 $15,619,259
Sales .................................. $20,437,430 $101,494,812 $37,681,954 $13,142,759
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $366,908,305 $154,924,200 $18,083,687 $339,303,209
Sales .................................. $466,734,988 $172,344,484 $33,160,737 $379,626,417
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $24,540,132 $42,815,883 $79,701,813 $81,531,573
Sales .................................. $37,724,255 $46,141,010 $50,260,099 $101,033,049
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $12,593,712 $64,317,796 $195,352,619 $56,373,969
Sales .................................. $29,491,152 $89,811,791 $117,664,535 $77,760,825
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $75,073,812 $99,824,446 $78,019,741 $60,515,467
Sales .................................. $126,247,812 $142,577,017 $73,379,420 $52,832,131

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2025, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value
Percentage of
Net Assets
Franklin Federal Intermediate-Term Tax-Free Income Fund ............................ $ 73,308 —%
†
Franklin Federal Limited-Term Tax-Free Income Fund ................................ 45,075 —%
†
Franklin High Yield Tax-Free Income Fund ......................................... 49,908,897 1.1%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 3,070,000 0.5%
†
Rounds to less than 0.1% of net assets.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 501,496 $ 501,496
Municipal Bonds ......................... — 162,578,828 — 162,578,828
Total Investments in Securities ........... $— $162,578,828 $501,496 $163,080,324
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 626,457,643 — 626,457,643
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $629,257,643 $— $629,257,643
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,404,189 1,404,189
Municipal Bonds ......................... — 456,344,226 — 456,344,226
Short Term Investments ................... — 6,400,000 — 6,400,000
Total Investments in Securities ........... $— $462,744,226 $1,404,189 $464,148,415
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 142,237,199 — 142,237,199
Short Term Investments ................... — 3,930,000 — 3,930,000
Total Investments in Securities ........... $— $146,167,199 $— $146,167,199
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 19,027,833 — — 19,027,833
Municipal Bonds ......................... — 1,948,521,073 — 1,948,521,073
Short Term Investments ................... — 25,600,000 — 25,600,000
Total Investments in Securities ........... $19,027,833 $1,974,121,073 $— $1,993,148,906
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 19,715,586 — — 19,715,586
Corporate Bonds ........................ — — 121,526 121,526
Municipal Bonds ......................... — 800,052,350 — 800,052,350
Short Term Investments ................... — 58,300,000 — 58,300,000
Total Investments in Securities ........... $19,715,586 $858,352,350 $121,526 $878,189,462
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 902,693 902,693
Municipal Bonds ......................... — 260,427,372 — 260,427,372
Escrows and Litigation Trusts ............... — — 28,829 28,829
Short Term Investments ................... — 5,400,000 — 5,400,000
Total Investments in Securities ........... $— $265,827,372 $931,522 $266,758,894
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Management Investment Companies ......... 152,378,500 — — 152,378,500
Corporate Bonds :
United States .......................... — 98,792,769 22,237,850 121,030,619
Municipal Bonds :
Alabama ............................. — 17,525,434 — 17,525,434
Arizona .............................. — 97,995,515 — 97,995,515
Arkansas ............................. — 20,979,929 — 20,979,929
California ............................. — 878,213,794 445 878,214,239
Colorado ............................. — 230,144,271 — 230,144,271
Connecticut ........................... — 23,261,073 — 23,261,073
Florida ............................... — 882,876,152 — 882,876,152
Georgia .............................. — 43,665,224 — 43,665,224
Idaho ................................ — 13,325,805 — 13,325,805
Illinois ............................... — 103,441,950 — 103,441,950
Indiana .............................. — 27,201,308 — 27,201,308
Iowa ................................ — 11,411,452 — 11,411,452
Kansas .............................. — 1,102,546 — 1,102,546
Kentucky ............................. — 16,794,738 — 16,794,738
Louisiana ............................. — 64,691,101 — 64,691,101
Maryland ............................. — 9,064,092 — 9,064,092
Massachusetts ........................ — 2,029,652 — 2,029,652
Michigan ............................. — 16,247,344 — 16,247,344
Minnesota ............................ — 9,998,165 — 9,998,165
Mississippi ............................ — 17,011,411 — 17,011,411
Missouri .............................. — 12,561,282 — 12,561,282
Nevada .............................. — 31,518,603 — 31,518,603
New Hampshire ........................ — 20,765,384 — 20,765,384
New Jersey ........................... — 55,316,040 — 55,316,040
New Mexico ........................... — 2,029,538 — 2,029,538
New York ............................. — 130,697,045 — 130,697,045
North Dakota .......................... — 6,270,326 — 6,270,326
Ohio ................................ — 129,269,674 — 129,269,674
Oklahoma ............................ — 10,629,811 — 10,629,811
Oregon .............................. — 14,135,903 — 14,135,903
Pennsylvania .......................... — 105,968,459 — 105,968,459
South Carolina ......................... — 39,810,037 — 39,810,037
South Dakota .......................... — 7,725,904 — 7,725,904
Tennessee ............................ — 71,002,124 — 71,002,124
Texas ............................... — 560,842,918 — 560,842,918
Utah ................................ — 26,807,891 — 26,807,891
Virginia .............................. — 17,100,776 — 17,100,776
Washington ........................... — 62,273,970 — 62,273,970
West Virginia .......................... — 2,696,244 — 2,696,244
Wisconsin ............................ — 175,047,068 — 175,047,068
U.S. Territories
District of Columbia ..................... — 38,259,200 — 38,259,200
Pacific Islands ......................... — 4,445,952 — 4,445,952
Puerto Rico ........................... — 260,858,928 — 260,858,928
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
U.S. Territories (continued)
Escrows and Litigation Trusts ............... $ — $ — $ 1,539,802 $ 1,539,802
Short Term Investments ................... — 10,100,000 — 10,100,000
Total Investments in Securities ........... $152,378,500 $4,381,906,802 $23,778,097 $4,558,063,399
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 212,872,184 — 212,872,184
Escrows and Litigation Trusts ............... — — 10,859 10,859
Short Term Investments ................... — 2,100,000 — 2,100,000
Total Investments in Securities ........... $— $214,972,184 $10,859 $214,983,043
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 301,160,529 — 301,160,529
Escrows and Litigation Trusts ............... — — 25,083 25,083
Short Term Investments ................... — 7,400,000 — 7,400,000
Total Investments in Securities ........... $— $308,560,529 $25,083 $308,585,612
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 902,693 902,693
Municipal Bonds ......................... — 317,384,390 — 317,384,390
Short Term Investments ................... — 10,300,000 — 10,300,000
Total Investments in Securities ........... $— $327,684,390 $902,693 $328,587,083
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,805,386 1,805,386
Municipal Bonds ......................... — 623,744,442 — 623,744,442
Short Term Investments ................... — 8,750,000 — 8,750,000
Total Investments in Securities ........... $— $632,494,442 $1,805,386 $634,299,828
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 608,939,706 — 608,939,706
Short Term Investments ................... — 3,200,000 — 3,200,000
Total Investments in Securities ........... $— $612,139,706 $— $612,139,706
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Level 1 Level 2 Level 3 Total
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 588,369,518 $ — $ 588,369,518
Escrows and Litigation Trusts ............... — — 59,563 59,563
Short Term Investments ................... — 7,800,000 — 7,800,000
Total Investments in Securities ........... $— $596,169,518 $59,563 $596,229,081
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,604,788 1,604,788
Municipal Bonds ......................... — 776,786,023 — 776,786,023
Escrows and Litigation Trusts ............... — — 50,165 50,165
Short Term Investments ................... — 21,170,000 — 21,170,000
Total Investments in Securities ........... $— $797,956,023 $1,654,953 $799,610,976
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,604,788 1,604,788
Municipal Bonds ......................... — 541,008,063 — 541,008,063
Escrows and Litigation Trusts ............... — — 52,324 52,324
Short Term Investments ................... — 2,300,000 — 2,300,000
Total Investments in Securities ........... $— $543,308,063 $1,657,112 $544,965,175
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,209,576 3,209,576
Municipal Bonds ......................... — 891,337,387 — 891,337,387
Short Term Investments ................... — 6,750,000 — 6,750,000
Total Investments in Securities ........... $— $898,087,387 $3,209,576 $901,296,963
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,507,481 2,507,481
Municipal Bonds ......................... — 764,641,336 — 764,641,336
Escrows and Litigation Trusts ............... — — 89,408 89,408
Short Term Investments ................... — 13,800,000 — 13,800,000
Total Investments in Securities ........... $— $778,441,336 $2,596,889 $781,038,225
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At August 31, 2025 , the reconciliation is as follows:
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs as well as the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 2,005,985 $ 2,005,985
Municipal Bonds ......................... — 663,820,754 — 663,820,754
Escrows and Litigation Trusts ............... — — 65,723 65,723
Short Term Investments ................... — 12,600,000 — 12,600,000
Total Investments in Securities ........... $— $676,420,754 $2,071,708 $678,492,462
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 419,836,746 — 419,836,746
Escrows and Litigation Trusts ............... — — 37,338 37,338
Short Term Investments ................... — 5,500,000 — 5,500,000
Total Investments in Securities ........... $— $425,336,746 $37,338 $425,374,084
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 874,281 $ — $ (752,755) $ — $ — $ 3,710 $ 9,410 $ (13,120) $ 121,526 $ —
Senior Floating
Rate Interests :
United States . 12,081,618 — (12,064,255) — — — — (17,363) — —
Total Investments in
Securities ....... $12,955,899 $— $(12,817,010) $— $— $3,710 $9,410 $(30,483) $121,526 $—
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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11. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Resources, Inc. (FRI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for certain Funds in comparison to the performance returns of a customized peer group for each applicable Fund (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. The class Broadridge used to calculate the performance (and expense) data for each Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of each Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.
Franklin Alabama Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Alabama tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted
that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its
Performance Customized Peer Group, but for the one- and three-year periods was below the median of its Performance
Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the
Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the
Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe.
Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the
Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

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Franklin Arizona Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Arizona tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe and Performance Customized Peer Group. The Board further noted
that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Customized Peer Group, but for the five-year period was below the median of its Performance
Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Colorado Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of Colorado tax-free funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods was above the medians of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Customized
Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was equal to the median of its Performance Customized Peer Group, but for the three- and five-year periods was below the median of its Performance
Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Connecticut Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of Connecticut tax-free funds. The Board noted that the Fund’s annualized income return for the five-year period was equal to the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was equal to the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-
year periods was equal to the median of its Performance Customized Peer Group, but for the five-year period was below the median of its Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance
Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

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Franklin Federal Intermediate-Term Tax-Free Income Fund - The Performance Universe for the Fund included the
Fund and all retail and institutional intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that prior to December 2023, the Fund maintained a maximum dollar-weighted average portfolio maturity of 10 years, whereas most of the peers in the Fund’s Performance Universe did not have a similar constraint, which adversely impacted the Fund’s relative performance for the three- and five-year periods. Management further explained that the Fund’s underweight allocations to duration and credit risk until 2021 also detracted from the Fund’s relative performance versus the Performance Universe during the three- and five-year periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. Management also noted that the Board approved an extension of the maximum dollar-weighted average portfolio maturity from 10 years to 12 years effective December 2023, in an effort to allow the Fund to reduce term structure differences versus the Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The
Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Federal Limited-Term Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional short municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods.
Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Georgia Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of Georgia tax-free funds. The Board noted that the Fund’s annualized income return for the three- and five-year periods was above the medians of its Performance Universe and Performance Customized Peer Group, but for the one-year period was below the medians of its Performance Universe and Performance Customized Peer Group. The Board also noted that the
Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-
and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Customized Peer Group.
The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the Performance
Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided

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for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the
Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted
that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin High Yield Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional high yield municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-
and five-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and five-year periods was above the median of its Performance Universe, but for the three-year period was below median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin Louisiana Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of Louisiana tax-free funds. The Board noted that the Fund’s annualized income return for the five-year period was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-year period was below the median of its
Performance Universe and the five-year period was equal to the median of its Performance Universe. The Board further noted
that the Fund’s annualized total return for the one-year period was above the median of its Performance Customized Peer
Group, but for the three- and five-year periods was below the median of its Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers.
The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Maryland Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Maryland municipal debt funds. The Board noted that the Fund’s annualized income return for the five-year period was equal to the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was equal to the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the
Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance

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Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Massachusetts Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Massachusetts municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocation to duration until 2022 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/
have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the
Performance Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted
that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Michigan Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Michigan tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted
that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Customized Peer Group, but for the three- and five-year periods was equal to the median of its Performance Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Minnesota Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Minnesota municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median and in the third quintile of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocation to duration until 2022 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three-
and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the

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evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the
Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Missouri Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consists only of
Missouri tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the Fund’s annualized income return for the three-year period was above the median of its Performance Customized Peer Group, but for the one- and five-year periods was below the median of the Performance Customized Peer Group. The Board also noted
that the Fund’s annualized total return for the one-year period was above the medians of its Performance Universe and
Performance Customized Peer Group, but for the three- and five- periods was below the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized
Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., fund investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin New Jersey Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional New Jersey municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-and five-
year periods was below median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocation to duration until 2022 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe.
Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin North Carolina Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of North Carolina tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-
year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the three- and five-year periods was equal to the median of its Performance Customized Peer Group, but for the one-year period was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-
year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was equal to the median of its Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance
Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve

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the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the
Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Ohio Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Ohio municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-
year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Oregon Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Oregon tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe and below the median of its Performance Customized Peer Group. The
Board further noted that the Fund’s annualized total return for the one-year period was above the median of its Performance
Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance
Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Pennsylvania Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Pennsylvania municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocation to duration until 2022 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/
have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the
Performance Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted
that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

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Franklin Virginia Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Virginia municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the
Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class
A shares and Class Z shares for the other funds in the applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Alabama Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free
Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-
Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, and Franklin Virginia
Tax-Free Income Fund - The Expense Group for each of the Franklin Alabama Tax-Free Income Fund, Franklin Connecticut
Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Michigan
Tax-Free Income Fund and Franklin Missouri Tax-Free Income Fund included the Fund and nine other “other states” municipal debt funds. The Expense Group for the Franklin Colorado Tax-Free Income Fund included the Fund and eight other “other states” municipal debt funds. The Expense Group for the Franklin Maryland Tax-Free Income Fund included the Fund, currently classified as a Maryland municipal debt fund, three “other states” municipal debt funds, one Minnesota municipal debt fund, three New Jersey municipal debt funds, one Virginia municipal debt fund, six California municipal debt funds, one Pennsylvania municipal debt fund, and one Massachusetts municipal debt fund. The Expense Group for the Franklin
Virginia Tax-Free Income Fund included the Fund, currently classified as a Virginia municipal debt fund, three “other states”
municipal debt funds, four New York municipal debt funds, seven California municipal debt funds, and three Pennsylvania municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were above the medians of their respective Expense Groups. The Board discussed each Fund’s above median Management Rate and

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actual total expense ratio with management and management explained that each Fund’s Expense Group is not state-specific but include “other states” among the municipal debt funds. Management further explained that it requested Broadridge to select custom expense peer groups to compare each Fund to other funds which share the same state-specific focus and that while most of these custom expense groups are small when compared to the applicable custom expense group each Fund’s actual total expense ratio is broadly in line with peers. Management also explained that while the Franklin Connecticut Tax-
Free Income Fund’s actual total expense ratio was 12 basis points above the median of its custom peer group, the Fund’s actual management fees were at the median among the custom group peers as the Fund benefited from a 8.4 basis point management fee waiver based on its expense cap on operating expenses. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Arizona Tax-Free Income Fund - The Expense Group for the Fund included the Fund and eight other “other states” municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense
Group, but the actual total expense ratio was approximately two basis points above the median of its Expense Group. The
Board discussed the Fund’s above median actual total expense ratio with management and management explained that the
Fund’s Expense Group is not state-specific but includes “other states” among the municipal debt funds. Management further explained that it requested Broadridge to select a custom expense peer group to compare the Fund to other funds which share the same state-specific focus and that while the custom expense peer group is small when compared to the custom expense peer group the Fund’s actual total expense ratio was equal to the median of the custom expense peer group. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Minnesota Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund - The Expense Group for
the Franklin Minnesota Tax-Free Income Fund included the Fund and five other Minnesota municipal debt funds. The Expense
Group for the Franklin Pennsylvania Tax-Free Income Fund included the Fund and eight other Pennsylvania municipal debt funds. The Board noted that the Management Rate for each Fund was equal to the median of its respective Expense Group, but the actual total expense ratio for each Fund was above the median of its respective Expense Group. The Board discussed each Fund’s above median actual total expense ratio with management and management explained that each Fund’s Expense
Group is state-specific and that when compared to its respective Expense Group, the Fund’s actual total expense ratio is broadly in line with peers. The Board further noted that the actual total expense ratio for the Franklin Minnesota Tax-Free
Income Fund was approximately two basis points above the median and for the Franklin Pennsylvania Tax-Free Income Fund
was approximately four and a half basis points above the median of each Fund’s respective Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted
the small size of the Franklin Minnesota Tax-Free Income Fund’s Management Rate Expense Group and that therefore no quintile information was provided for the Fund. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund
- The Expense Group for the Franklin Federal Intermediate-Term Tax-Free Income Fund included the Fund and 12 other intermediate municipal debt funds. The Expense Group for the Franklin Federal Limited-Term Tax-Free Income Fund included the Fund and nine other short municipal debt funds. The Board noted that the Management Rate for each Fund was above the median of its respective Expense Group, but the actual total expense ratio was below the median of its respective Expense
Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin High Yield Tax-Free Income Fund - The Expense Group for the Fund included the Fund and 13 other high yield municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Franklin Massachusetts Tax-Free Income Fund - The Expense Group for the Fund included the Fund and five other
Massachusetts municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Management Rate was within five basis points of the median of Fund’s Expense Group and that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin New Jersey Tax-Free Income Fund and Franklin Ohio Tax-Free Income Fund - The Expense Group for
the Franklin New Jersey Tax-Free Income Fund included the Fund and seven other New Jersey municipal debt funds. The
Expense Group for the Franklin Ohio Tax-Free Income Fund included the Fund and four other Ohio municipal debt funds.
The Board noted that the Management Rate for each Fund was below the median of its respective Expense Group, but the actual expense ratio was above the median of its respective Expense Group. The Board discussed each Fund’s above median actual total expense ratio with management and management explained that each Fund’s Expense Group is state-
specific and that when compared to the Expense Group, the Fund’s actual total expense ratio is broadly in line with peers.
The Board further noted that the actual total expense ratio for the Franklin New Jersey Tax-Free Income Fund was less than one basis point above the median and for the Franklin Ohio Tax-Free Income Fund was approximately four basis points above the median of each Fund’s respective Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted the small size of the Franklin Ohio Tax-Free Income
Fund’s Expense Group and that therefore no quintile information was provided for the Fund. The Board concluded that the
Management Rate charged to each Fund is reasonable.
Franklin North Carolina Tax-Free Income Fund - The Expense Group for the Fund included the Fund and nine other
“other states” municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its
Expense Group, but the actual total expense ratio was above the median of its Expense Group. The Board discussed the above median actual total expense ratio with management and management explained that the Expense Group is not state-
specific but include “other states” among the municipal debt funds. Management further explained that it requested Broadridge to select a custom expense peer group to compare the Fund to other funds which share the same state-specific focus and that while the custom expense peer group is small, when compared to the custom expense peer group, the Fund’s actual total expense ratio was equal to the median of the custom expense peer group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Oregon Tax-Free Income Fund - The Expense Group for the Fund included the Fund and nine other “other states” municipal debt funds. The Board noted that the Management Rate for the Fund was below the median of its Expense
Group, but the actual expense ratio was above the median of its Expense Group. The Board discussed the above median actual total expense ratio with management and management explained that the Expense Group is not state-specific but include “other states” among the municipal debt funds. Management further explained that it requested Broadridge to select a custom expense peer group to compare the Fund to other funds which share the same state-specific focus and that while the custom expense peer group is small, when compared to the custom expense peer group, the Fund’s actual total expense ratio is four basis points below the median of the custom expense peer group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board recognized that the Franklin Alabama Tax-Free
Income Fund and the Franklin Connecticut Tax-Free Income Fund do not currently have an asset size that would likely enable the Funds to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FTFT-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025